Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, offered through RiverSource® Retirement Advisor Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 21, 2021

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	1

Statement of Assets and Liabilities

December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$939,377	$640,651	$4,593,080	$4,384,450	$1,277,015
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	243	—	148
Receivable for share redemptions	921	486	3,404	5,200	1,783
Total assets	940,298	641,137	4,596,727	4,389,650	1,278,946

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	921	486	3,404	3,248	1,094
Contract terminations	—	—	—	1,952	689
Payable for investments purchased	—	—	243	—	148
Total liabilities	921	486	3,647	5,200	1,931
Net assets applicable to contracts in accumulation period	937,818	639,857	4,592,592	4,375,314	1,275,779
Net assets applicable to contracts in payment period	—	—	—	9,136	—
Net assets applicable to seed money	1,559	794	488	—	1,236
Total net assets	$939,377	$640,651	$4,593,080	$4,384,450	$1,277,015
(1) Investment shares	68,071	15,803	161,558	305,750	195,561
(2) Investments, at cost	$846,173	$345,209	$4,063,311	$4,534,486	$1,667,030

December 31, 2020 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$294,732	$2,141,488	$3,151,845	$625,585	$3,710,984
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	28	16,032	—	67
Receivable for share redemptions	211	2,109	2,433	441	3,498
Total assets	294,943	2,143,625	3,170,310	626,026	3,714,549

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	211	1,756	2,433	441	3,305
Contract terminations	—	353	—	—	193
Payable for investments purchased	—	28	16,032	—	67
Total liabilities	211	2,137	18,465	441	3,565
Net assets applicable to contracts in accumulation period	294,732	2,141,308	3,151,481	625,585	3,710,106
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	180	364	—	878
Total net assets	$294,732	$2,141,488	$3,151,845	$625,585	$3,710,984
(1) Investment shares	20,903	104,107	117,826	56,006	227,807
(2) Investments, at cost	$183,985	$1,776,639	$1,934,148	$433,826	$3,351,210

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$752,672	$43,556,947	$478,838	$4,179,723	$18,579,878
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	10,107	—	20	169
Receivable for share redemptions	536	45,087	422	6,688	18,016
Total assets	753,208	43,612,141	479,260	4,186,431	18,598,063

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	536	39,753	422	3,829	17,114
Contract terminations	—	5,334	—	2,859	902
Payable for investments purchased	—	10,107	—	20	169
Total liabilities	536	55,194	422	6,708	18,185
Net assets applicable to contracts in accumulation period	752,551	43,365,139	477,449	4,179,372	18,461,560
Net assets applicable to contracts in payment period	—	191,503	—	—	117,764
Net assets applicable to seed money	121	305	1,389	351	554
Total net assets	$752,672	$43,556,947	$478,838	$4,179,723	$18,579,878
(1) Investment shares	298,679	1,195,306	111,878	130,413	282,112
(2) Investments, at cost	$590,692	$29,621,677	$586,945	$2,588,446	$7,143,245

December 31, 2020 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$20,364,758	$1,366,252	$8,365,799	$3,751,820	$10,004,184
Dividends receivable	—	—	—	—	3
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,036	445	—	3,014	598
Receivable for share redemptions	21,281	968	9,448	3,046	8,238
Total assets	20,387,075	1,367,665	8,375,247	3,757,880	10,013,023

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	16,835	968	7,142	3,036	8,223
Contract terminations	4,446	—	2,306	10	15
Payable for investments purchased	1,036	445	—	3,014	598
Total liabilities	22,317	1,413	9,448	6,060	8,836
Net assets applicable to contracts in accumulation period	20,181,363	1,365,299	8,294,431	3,743,269	9,988,045
Net assets applicable to contracts in payment period	183,395	—	71,368	8,551	16,142
Net assets applicable to seed money	—	953	—	—	—
Total net assets	$20,364,758	$1,366,252	$8,365,799	$3,751,820	$10,004,187
(1) Investment shares	689,863	137,174	383,752	419,198	10,004,184
(2) Investments, at cost	$9,303,998	$1,332,506	$5,661,084	$4,292,499	$10,004,087

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	3

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$6,750,512	$5,912,112	$17,000,631	$4,786,731	$57,309,529
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,409	3,336	8,611	—	816
Receivable for share redemptions	5,820	4,916	13,928	7,924	75,148
Total assets	6,757,741	5,920,364	17,023,170	4,794,655	57,385,493

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,710	4,734	13,852	3,486	48,551
Contract terminations	110	182	76	4,438	26,597
Payable for investments purchased	1,409	3,336	8,611	—	816
Total liabilities	7,229	8,252	22,539	7,924	75,964
Net assets applicable to contracts in accumulation period	6,705,930	5,892,257	16,923,749	4,786,452	57,309,224
Net assets applicable to contracts in payment period	44,582	19,855	76,882	—	—
Net assets applicable to seed money	—	—	—	279	305
Total net assets	$6,750,512	$5,912,112	$17,000,631	$4,786,731	$57,309,529
(1) Investment shares	985,476	762,853	1,473,192	164,379	1,895,783
(2) Investments, at cost	$6,583,082	$6,360,666	$15,561,438	$1,597,696	$37,868,588

December 31, 2020 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$3,536,953	$1,495,930	$4,394,436	$3,705,501	$770,104
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	20
Receivable for share redemptions	3,016	1,223	4,523	4,195	974
Total assets	3,539,969	1,497,153	4,398,959	3,709,696	771,098

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,016	1,223	4,184	3,398	643
Contract terminations	—	—	339	797	331
Payable for investments purchased	—	—	—	—	20
Total liabilities	3,016	1,223	4,523	4,195	994
Net assets applicable to contracts in accumulation period	3,536,016	1,494,479	4,356,888	3,674,817	769,742
Net assets applicable to contracts in payment period	—	—	37,050	30,684	—
Net assets applicable to seed money	937	1,451	498	—	362
Total net assets	$3,536,953	$1,495,930	$4,394,436	$3,705,501	$770,104
(1) Investment shares	353,342	121,226	99,041	261,873	26,355
(2) Investments, at cost	$3,422,382	$1,344,308	$1,523,590	$3,235,873	$490,668

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$1,851,047	$1,304,107	$3,510,464	$553,992	$4,160,402
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	2,471	28	2,918
Receivable for share redemptions	4,293	1,722	3,467	411	3,206
Total assets	1,855,340	1,305,829	3,516,402	554,431	4,166,526

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,455	972	2,688	410	3,206
Contract terminations	2,838	750	779	1	—
Payable for investments purchased	—	—	2,471	28	2,918
Total liabilities	4,293	1,722	5,938	439	6,124
Net assets applicable to contracts in accumulation period	1,851,011	1,303,210	3,504,227	553,992	4,160,303
Net assets applicable to contracts in payment period	—	514	6,237	—	—
Net assets applicable to seed money	36	383	—	—	99
Total net assets	$1,851,047	$1,304,107	$3,510,464	$553,992	$4,160,402
(1) Investment shares	67,213	48,336	324,143	163,903	693,400
(2) Investments, at cost	$893,838	$674,390	$3,375,070	$958,928	$4,709,589

December 31, 2020 (continued)	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B
Assets
Investments, at fair value(1),(2)	$1,802,187	$6,691,268	$940,452	$6,853,806	$711,121
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	98	806	—	353	—
Receivable for share redemptions	2,043	17,826	1,393	23,766	650
Total assets	1,804,328	6,709,900	941,845	6,877,925	711,771

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,582	5,253	741	6,703	650
Contract terminations	461	12,573	652	17,063	—
Payable for investments purchased	98	806	—	353	—
Total liabilities	2,141	18,632	1,393	24,119	650
Net assets applicable to contracts in accumulation period	1,800,924	6,691,268	935,383	6,853,038	710,144
Net assets applicable to contracts in payment period	—	—	4,662	—	—
Net assets applicable to seed money	1,263	—	407	768	977
Total net assets	$1,802,187	$6,691,268	$940,452	$6,853,806	$711,121
(1) Investment shares	156,576	135,068	29,071	667,362	51,983
(2) Investments, at cost	$1,637,107	$2,977,685	$599,005	$6,848,598	$680,366

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	5

Statement of Assets and Liabilities

December 31, 2020 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$4,160,485	$35,393,542	$1,117,751	$1,904,173	$233,097
Dividends receivable	10,483	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	524	4,613	—	—	—
Receivable for share redemptions	3,492	30,215	823	2,311	1,024
Total assets	4,174,984	35,428,370	1,118,574	1,906,484	234,121

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,331	30,215	823	1,409	177
Contract terminations	160	—	—	902	847
Payable for investments purchased	11,008	4,613	—	—	—
Total liabilities	14,499	34,828	823	2,311	1,024
Net assets applicable to contracts in accumulation period	4,154,638	35,369,093	1,117,751	1,904,173	233,097
Net assets applicable to contracts in payment period	5,847	22,391	—	—	—
Net assets applicable to seed money	—	2,058	—	—	—
Total net assets	$4,160,485	$35,393,542	$1,117,751	$1,904,173	$233,097
(1) Investment shares	460,740	757,405	50,531	49,743	8,829
(2) Investments, at cost	$4,255,694	$24,331,709	$802,726	$1,430,495	$166,793

December 31, 2020 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$8,189,305	$2,684,757	$3,434,831	$7,785,682	$6,943,041
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	188	803	57	—	344
Receivable for share redemptions	7,169	1,988	3,190	9,979	7,405
Total assets	8,196,662	2,687,548	3,438,078	7,795,661	6,950,790

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,169	1,988	3,190	6,510	5,182
Contract terminations	—	—	—	3,469	2,223
Payable for investments purchased	188	803	57	—	344
Total liabilities	7,357	2,791	3,247	9,979	7,749
Net assets applicable to contracts in accumulation period	8,188,597	2,626,930	3,433,878	7,784,327	6,898,051
Net assets applicable to contracts in payment period	—	57,827	—	—	44,990
Net assets applicable to seed money	708	—	953	1,355	—
Total net assets	$8,189,305	$2,684,757	$3,434,831	$7,785,682	$6,943,041
(1) Investment shares	701,139	188,934	228,380	536,944	402,962
(2) Investments, at cost	$8,003,601	$3,066,756	$3,470,313	$8,378,352	$6,047,987

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I	Invesco Opp VI Global, Ser II
Assets
Investments, at fair value(1),(2)	$519,958	$405,520	$4,304,679	$877,679	$8,832,962
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	188	—	814	—	—
Receivable for share redemptions	473	327	3,294	669	15,130
Total assets	520,619	405,847	4,308,787	878,348	8,848,092

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	473	327	3,294	609	7,615
Contract terminations	—	—	—	60	7,515
Payable for investments purchased	188	—	814	—	—
Total liabilities	661	327	4,108	669	15,130
Net assets applicable to contracts in accumulation period	518,953	405,520	4,304,679	877,679	8,830,337
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,005	—	—	—	2,625
Total net assets	$519,958	$405,520	$4,304,679	$877,679	$8,832,962
(1) Investment shares	55,197	30,016	214,376	8,208	171,981
(2) Investments, at cost	$506,101	$355,773	$3,310,434	$635,977	$6,551,270

December 31, 2020 (continued)	Inves Opp VI Gbl Strat Inc, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$9,533,655	$5,132,231	$425,149	$1,261,034	$4,569,641
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,186	—	—	2,047	—
Receivable for share redemptions	8,994	9,321	312	1,179	6,011
Total assets	9,548,835	5,141,552	425,461	1,264,260	4,575,652

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,615	4,520	312	1,179	3,521
Contract terminations	1,379	4,801	—	—	2,490
Payable for investments purchased	6,186	—	—	2,047	—
Total liabilities	15,180	9,321	312	3,226	6,011
Net assets applicable to contracts in accumulation period	9,527,712	5,130,367	425,149	1,259,875	4,569,418
Net assets applicable to contracts in payment period	5,134	—	—	—	—
Net assets applicable to seed money	809	1,864	—	1,159	223
Total net assets	$9,533,655	$5,132,231	$425,149	$1,261,034	$4,569,641
(1) Investment shares	1,906,731	190,718	4,772	122,549	284,358
(2) Investments, at cost	$9,958,041	$4,186,240	$243,316	$1,280,009	$4,203,049

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	7

Statement of Assets and Liabilities

December 31, 2020 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
Assets
Investments, at fair value(1),(2)	$1,594,615	$2,856,936	$723,979	$9,147,504	$1,012,074
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	27	20	—	76	—
Receivable for share redemptions	1,537	2,987	634	9,202	1,931
Total assets	1,596,179	2,859,943	724,613	9,156,782	1,014,005

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,256	2,212	634	9,202	735
Contract terminations	281	775	—	—	1,196
Payable for investments purchased	27	20	—	76	—
Total liabilities	1,564	3,007	634	9,278	1,931
Net assets applicable to contracts in accumulation period	1,574,507	2,829,360	722,850	9,145,709	1,012,074
Net assets applicable to contracts in payment period	20,108	27,180	—	—	—
Net assets applicable to seed money	—	396	1,129	1,795	—
Total net assets	$1,594,615	$2,856,936	$723,979	$9,147,504	$1,012,074
(1) Investment shares	50,303	68,217	69,331	198,427	11,572
(2) Investments, at cost	$1,257,680	$2,204,674	$671,498	$7,945,540	$543,211

December 31, 2020 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$1,419,741	$1,470,217	$1,070,555	$3,345,378	$980,265
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,249	—	197	146	—
Receivable for share redemptions	2,685	1,034	765	2,838	934
Total assets	1,423,675	1,471,251	1,071,517	3,348,362	981,199

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,252	1,034	765	2,764	934
Contract terminations	1,433	—	—	74	—
Payable for investments purchased	1,249	—	197	146	—
Total liabilities	3,934	1,034	962	2,984	934
Net assets applicable to contracts in accumulation period	1,418,689	1,470,217	1,070,555	3,342,061	978,891
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,052	—	—	3,317	1,374
Total net assets	$1,419,741	$1,470,217	$1,070,555	$3,345,378	$980,265
(1) Investment shares	101,555	71,718	29,266	70,016	72,451
(2) Investments, at cost	$1,329,526	$646,758	$999,086	$2,153,333	$893,410

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$3,975,507	$2,478,218	$5,224,526	$5,636,310	$779,870
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	278	—	975	79	369
Receivable for share redemptions	3,316	4,907	4,625	14,021	799
Total assets	3,979,101	2,483,125	5,230,126	5,650,410	781,038

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,041	1,708	4,316	4,680	601
Contract terminations	275	3,199	309	9,341	198
Payable for investments purchased	278	—	975	79	369
Total liabilities	3,594	4,907	5,600	14,100	1,168
Net assets applicable to contracts in accumulation period	3,975,372	2,478,218	5,218,447	5,632,101	779,870
Net assets applicable to contracts in payment period	—	—	4,476	—	—
Net assets applicable to seed money	135	—	1,603	4,209	—
Total net assets	$3,975,507	$2,478,218	$5,224,526	$5,636,310	$779,870
(1) Investment shares	161,147	104,965	150,606	198,462	91,106
(2) Investments, at cost	$2,979,908	$1,705,308	$4,384,363	$3,005,650	$835,194

December 31, 2020 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Assets
Investments, at fair value(1),(2)	$720,539	$114,521	$3,803,593	$318,696	$5,772,301
Dividends receivable	—	—	—	—	8,930
Accounts receivable from RiverSource Life of NY for contract purchase payments	27	—	2,888	—	56
Receivable for share redemptions	560	102	3,327	292	5,061
Total assets	721,126	114,623	3,809,808	318,988	5,786,348

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	560	102	3,157	292	5,061
Contract terminations	—	—	170	—	—
Payable for investments purchased	27	—	2,888	—	8,986
Total liabilities	587	102	6,215	292	14,047
Net assets applicable to contracts in accumulation period	720,380	112,990	3,802,739	317,081	5,748,315
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	159	1,531	854	1,615	23,986
Total net assets	$720,539	$114,521	$3,803,593	$318,696	$5,772,301
(1) Investment shares	49,016	11,108	339,304	24,107	498,041
(2) Investments, at cost	$544,213	$108,236	$3,648,996	$296,450	$5,538,147

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	9

Statement of Assets and Liabilities

December 31, 2020 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat	VanEck VIP Global Gold, Cl S
Assets
Investments, at fair value(1),(2)	$1,101,483	$308,980	$1,593,091	$407,671	$1,120,609
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	568	—	1,633	—	1,063
Receivable for share redemptions	780	1,066	1,438	307	1,023
Total assets	1,102,831	310,046	1,596,162	407,978	1,122,695

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	780	235	1,438	307	1,023
Contract terminations	—	831	—	—	—
Payable for investments purchased	568	—	1,633	—	1,063
Total liabilities	1,348	1,066	3,071	307	2,086
Net assets applicable to contracts in accumulation period	1,101,162	308,980	1,592,225	407,671	1,118,451
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	321	—	866	—	2,158
Total net assets	$1,101,483	$308,980	$1,593,091	$407,671	$1,120,609
(1) Investment shares	24,875	25,943	115,274	26,698	95,943
(2) Investments, at cost	$730,401	$255,400	$1,874,847	$447,059	$800,598

December 31, 2020 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Assets
Investments, at fair value(1),(2)	$41,513,884	$44,452,560	$36,941,423	$29,428,690	$9,714,790
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,669	29,834	1,300	125	—
Receivable for share redemptions	35,205	35,127	76,643	34,772	8,097
Total assets	41,552,758	44,517,521	37,019,366	29,463,587	9,722,887

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	35,205	35,077	33,078	24,772	8,097
Contract terminations	—	50	43,565	10,000	—
Payable for investments purchased	3,669	29,834	1,300	125	—
Total liabilities	38,874	64,961	77,943	34,897	8,097
Net assets applicable to contracts in accumulation period	41,513,679	44,452,560	36,940,819	29,428,601	9,714,417
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	205	—	604	89	373
Total net assets	$41,513,884	$44,452,560	$36,941,423	$29,428,690	$9,714,790
(1) Investment shares	1,639,569	1,752,861	2,262,181	1,803,229	789,179
(2) Investments, at cost	$24,432,460	$22,026,591	$29,852,256	$21,938,935	$8,378,642

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$20,145,728	$52,929,799	$106,709,784	$650,069,417	$1,053,890,780
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	39	—	99,415	126,399	3,546
Receivable for share redemptions	17,208	48,643	95,026	636,098	962,425
Total assets	20,162,975	52,978,442	106,904,225	650,831,914	1,054,856,751

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,208	47,833	95,026	548,948	920,822
Contract terminations	—	810	—	87,150	41,603
Payable for investments purchased	39	—	99,415	126,399	3,546
Total liabilities	17,247	48,643	194,441	762,497	965,971
Net assets applicable to contracts in accumulation period	20,145,288	52,929,542	106,709,523	650,069,255	1,053,890,676
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	440	257	261	162	104
Total net assets	$20,145,728	$52,929,799	$106,709,784	$650,069,417	$1,053,890,780
(1) Investment shares	1,535,498	3,860,671	7,274,014	39,043,208	61,523,104
(2) Investments, at cost	$17,118,330	$45,166,570	$84,810,784	$472,280,513	$740,726,191

December 31, 2020 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$482,331,165	$455,608,912	$190,172,785	$132,159,747	$95,549,354
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	16,070	1,475	3,921	3,635	47,857
Receivable for share redemptions	429,436	414,216	277,910	107,090	182,753
Total assets	482,776,671	456,024,603	190,454,616	132,270,472	95,779,964

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	419,841	366,925	160,481	106,061	83,122
Contract terminations	9,595	47,291	117,429	1,029	99,631
Payable for investments purchased	16,070	1,475	3,921	3,635	47,857
Total liabilities	445,506	415,691	281,831	110,725	230,610
Net assets applicable to contracts in accumulation period	482,123,830	455,608,912	190,000,042	132,159,697	95,420,940
Net assets applicable to contracts in payment period	207,186	—	172,493	—	127,942
Net assets applicable to seed money	149	—	250	50	472
Total net assets	$482,331,165	$455,608,912	$190,172,785	$132,159,747	$95,549,354
(1) Investment shares	23,100,152	21,799,469	8,239,722	5,718,726	5,176,021
(2) Investments, at cost	$308,335,321	$241,303,652	$113,702,856	$65,773,468	$69,100,023

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	11

Statement of Assets and Liabilities

December 31, 2020 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$86,036,128	$1,592,676	$3,482,621	$34,877,804	$214,262,539
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,037	3	—	—	1,574
Receivable for share redemptions	72,835	1,748	8,908	30,985	182,420
Total assets	86,110,000	1,594,427	3,491,529	34,908,789	214,446,533

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	71,166	1,259	2,633	30,985	182,420
Contract terminations	1,669	489	6,275	—	—
Payable for investments purchased	1,037	3	—	—	1,574
Total liabilities	73,872	1,751	8,908	30,985	183,994
Net assets applicable to contracts in accumulation period	86,036,102	1,592,609	3,482,580	34,877,498	214,262,273
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	26	67	41	306	266
Total net assets	$86,036,128	$1,592,676	$3,482,621	$34,877,804	$214,262,539
(1) Investment shares	4,653,117	57,831	116,671	2,614,528	14,438,176
(2) Investments, at cost	$53,572,225	$610,349	$1,842,996	$30,948,682	$182,028,136

December 31, 2020 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$128,964,032	$8,060,364	$13,240,357	$2,407,352	$1,319,448
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	117,858	—	—	586	—
Receivable for share redemptions	111,257	12,659	26,689	1,735	1,621
Total assets	129,193,147	8,073,023	13,267,046	2,409,673	1,321,069

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	111,257	6,088	9,868	1,735	1,007
Contract terminations	—	6,571	16,821	—	614
Payable for investments purchased	117,858	—	—	586	—
Total liabilities	229,115	12,659	26,689	2,321	1,621
Net assets applicable to contracts in accumulation period	128,963,750	8,048,967	13,205,180	2,407,352	1,301,925
Net assets applicable to contracts in payment period	—	11,397	35,177	—	17,362
Net assets applicable to seed money	282	—	—	—	161
Total net assets	$128,964,032	$8,060,364	$13,240,357	$2,407,352	$1,319,448
(1) Investment shares	9,133,430	287,562	537,570	110,025	687,212
(2) Investments, at cost	$109,334,864	$7,667,134	$13,600,647	$1,772,031	$1,999,837

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2020 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$5,980,830	$684,479
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—
Receivable for share redemptions	6,087	624
Total assets	5,986,917	685,103

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,897	624
Contract terminations	1,190	—
Payable for investments purchased	—	—
Total liabilities	6,087	624
Net assets applicable to contracts in accumulation period	5,978,410	683,448
Net assets applicable to contracts in payment period	—	—
Net assets applicable to seed money	2,420	1,031
Total net assets	$5,980,830	$684,479
(1) Investment shares	406,306	89,125
(2) Investments, at cost	$3,901,702	$673,727

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	13

Statement of Operations

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$12,957	$2,558	$55,539	$59,648	$35,297
Variable account expenses	10,039	5,157	35,923	33,792	11,992
Investment income (loss) — net	2,918	(2,599)	19,616	25,856	23,305

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	91,526	186,391	593,976	674,455	310,537
Cost of investments sold	84,822	113,354	587,284	831,384	427,933
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	(117,396)
Distributions from capital gains	—	53,844	226,880	—	—
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	(367,027)
Net gain (loss) on investments	30,813	183,716	61,682	(3,936)	(484,423)
Net increase (decrease) in net assets resulting from operations	$33,731	$181,117	$81,298	$21,920	$(461,118)

Year ended December 31, 2020 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$1,362	$33,971	$—	$12,821	$42,461
Variable account expenses	2,373	19,473	22,235	4,537	32,129
Investment income (loss) — net	(1,011)	14,498	(22,235)	8,284	10,332

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	59,302	521,135	1,205,468	32,318	799,447
Cost of investments sold	41,137	483,351	915,936	25,108	801,677
Net realized gain (loss) on sales of investments	18,165	37,784	289,532	7,210	(2,230)
Distributions from capital gains	4,107	—	182,295	14,521	203,469
Net change in unrealized appreciation or depreciation of investments	42,468	(67,020)	598,127	(32,979)	354,106
Net gain (loss) on investments	64,740	(29,236)	1,069,954	(11,248)	555,345
Net increase (decrease) in net assets resulting from operations	$63,729	$(14,738)	$1,047,719	$(2,964)	$565,677

Year ended December 31, 2020 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$10,017	$—	$76,737	$—	$—
Variable account expenses	5,728	397,518	4,019	40,010	189,756
Investment income (loss) — net	4,289	(397,518)	72,718	(40,010)	(189,756)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	79,641	5,604,689	50,329	681,943	2,820,483
Cost of investments sold	65,552	4,286,596	71,564	517,138	1,226,645
Net realized gain (loss) on sales of investments	14,089	1,318,093	(21,235)	164,805	1,593,838
Distributions from capital gains	20,670	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	55,244	4,870,591	(63,768)	562,998	713,045
Net gain (loss) on investments	90,003	6,188,684	(85,003)	727,803	2,306,883
Net increase (decrease) in net assets resulting from operations	$94,292	$5,791,166	$(12,285)	$687,793	$2,117,127

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$35,931	$38,368	$191,600	$22,995
Variable account expenses	190,680	9,989	69,911	35,201	102,452
Investment income (loss) — net	(190,680)	25,942	(31,543)	156,399	(79,457)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,586,208	136,917	2,365,166	689,431	7,792,720
Cost of investments sold	1,835,050	141,287	2,093,039	842,734	7,792,669
Net realized gain (loss) on sales of investments	1,751,158	(4,370)	272,127	(153,303)	51
Distributions from capital gains	—	—	840,689	—	4,445
Net change in unrealized appreciation or depreciation of investments	(1,874,415)	37,615	911,049	114,705	(50)
Net gain (loss) on investments	(123,257)	33,245	2,023,865	(38,598)	4,446
Net increase (decrease) in net assets resulting from operations	$(313,937)	$59,187	$1,992,322	$117,801	$(75,011)

Year ended December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$384,073	$275,881	$458,554	$—	$—
Variable account expenses	67,658	55,827	159,602	36,728	468,861
Investment income (loss) — net	316,415	220,054	298,952	(36,728)	(468,861)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,334,718	1,211,095	2,939,135	752,900	5,586,902
Cost of investments sold	1,369,924	1,374,404	2,794,296	310,074	4,005,046
Net realized gain (loss) on sales of investments	(35,206)	(163,309)	144,839	442,826	1,581,856
Distributions from capital gains	—	—	192,971	—	—
Net change in unrealized appreciation or depreciation of investments	47,951	180,592	1,145,948	827,274	7,294,649
Net gain (loss) on investments	12,745	17,283	1,483,758	1,270,100	8,876,505
Net increase (decrease) in net assets resulting from operations	$329,160	$237,337	$1,782,710	$1,233,372	$8,407,644

Year ended December 31, 2020 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$86,291	$31,540	$—	$52,423	$—
Variable account expenses	33,852	11,517	42,331	36,185	7,204
Investment income (loss) — net	52,439	20,023	(42,331)	16,238	(7,204)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,217,280	195,750	675,381	571,810	261,153
Cost of investments sold	1,191,576	178,232	293,192	605,347	200,529
Net realized gain (loss) on sales of investments	25,704	17,518	382,189	(33,537)	60,624
Distributions from capital gains	—	19,168	—	41,137	—
Net change in unrealized appreciation or depreciation of investments	69,917	87,209	810,454	178,317	(15,523)
Net gain (loss) on investments	95,621	123,895	1,192,643	185,917	45,101
Net increase (decrease) in net assets resulting from operations	$148,060	$143,918	$1,150,312	$202,155	$37,897

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	15

Statement of Operations

Year ended December 31, 2020 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$—	$—	$89,096	$28,776	$23,518
Variable account expenses	15,154	10,126	31,687	4,402	38,161
Investment income (loss) — net	(15,154)	(10,126)	57,409	24,374	(14,643)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	323,749	245,899	499,631	97,486	928,451
Cost of investments sold	201,441	160,353	481,227	194,539	1,099,949
Net realized gain (loss) on sales of investments	122,308	85,546	18,404	(97,053)	(171,498)
Distributions from capital gains	—	—	12,880	—	75,772
Net change in unrealized appreciation or depreciation of investments	(33,157)	(12,591)	45,721	55,935	433,516
Net gain (loss) on investments	89,151	72,955	77,005	(41,118)	337,790
Net increase (decrease) in net assets resulting from operations	$73,997	$62,829	$134,414	$(16,744)	$323,147

Year ended December 31, 2020 (continued)	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B
Investment income
Dividend income	$2,292	$—	$—	$158,962	$13,032
Variable account expenses	15,551	57,994	7,522	60,167	6,085
Investment income (loss) — net	(13,259)	(57,994)	(7,522)	98,795	6,947

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	370,758	1,739,366	185,577	2,383,961	71,744
Cost of investments sold	419,906	925,493	142,121	2,376,180	76,159
Net realized gain (loss) on sales of investments	(49,148)	813,873	43,456	7,781	(4,415)
Distributions from capital gains	—	—	—	18,891	—
Net change in unrealized appreciation or depreciation of investments	108,349	934,336	15,493	(37,221)	28,286
Net gain (loss) on investments	59,201	1,748,209	58,949	(10,549)	23,871
Net increase (decrease) in net assets resulting from operations	$45,942	$1,690,215	$51,427	$88,246	$30,818

Year ended December 31, 2020 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$151,573	$24,050	$20,601	$8,822	$793
Variable account expenses	42,993	311,945	8,576	13,795	1,918
Investment income (loss) — net	108,580	(287,895)	12,025	(4,973)	(1,125)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,482,141	7,988,753	148,295	208,318	83,821
Cost of investments sold	1,571,298	6,527,097	126,246	205,563	67,627
Net realized gain (loss) on sales of investments	(89,157)	1,461,656	22,049	2,755	16,194
Distributions from capital gains	—	163,508	52,698	—	1,091
Net change in unrealized appreciation or depreciation of investments	(26,537)	6,641,661	(11,921)	286,366	15,806
Net gain (loss) on investments	(115,694)	8,266,825	62,826	289,121	33,091
Net increase (decrease) in net assets resulting from operations	$(7,114)	$7,978,930	$74,851	$284,148	$31,966

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2020 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$233,426	$93,259	$171,148	$99,749	$38,668
Variable account expenses	75,504	24,404	32,237	65,327	53,067
Investment income (loss) — net	157,922	68,855	138,911	34,422	(14,399)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,428,174	731,166	495,748	1,323,690	686,669
Cost of investments sold	1,455,755	876,316	557,125	1,860,204	713,072
Net realized gain (loss) on sales of investments	(27,581)	(145,150)	(61,377)	(536,514)	(26,403)
Distributions from capital gains	72,814	299,594	2,424	424,257	98,222
Net change in unrealized appreciation or depreciation of investments	220,241	(521,887)	(94,048)	174,455	364,936
Net gain (loss) on investments	265,474	(367,443)	(153,001)	62,198	436,755
Net increase (decrease) in net assets resulting from operations	$423,396	$(298,588)	$(14,090)	$96,620	$422,356

Year ended December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I(1)	Invesco Opp VI Global, Ser II
Investment income
Dividend income	$8,758	$819	$33,529	$279	$32,515
Variable account expenses	3,780	3,188	36,115	4,287	73,075
Investment income (loss) — net	4,978	(2,369)	(2,586)	(4,008)	(40,560)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	190,447	60,041	679,169	77,369	1,029,888
Cost of investments sold	187,616	57,816	570,466	67,796	954,619
Net realized gain (loss) on sales of investments	2,831	2,225	108,703	9,573	75,269
Distributions from capital gains	—	5,090	168,443	58,089	269,634
Net change in unrealized appreciation or depreciation of investments	20,875	27,257	332,569	241,702	1,511,293
Net gain (loss) on investments	23,706	34,572	609,715	309,364	1,856,196
Net increase (decrease) in net assets resulting from operations	$28,684	$32,203	$607,129	$305,356	$1,815,636

(1) For the period April 24, 2020 (commencement of operations) to December 31, 2020.

Year ended December 31, 2020 (continued)	Inves Opp VI Gbl Strat Inc, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$501,919	$15,460	$318	$80,673	$90,819
Variable account expenses	89,785	42,699	3,673	11,495	37,569
Investment income (loss) — net	412,134	(27,239)	(3,355)	69,178	53,250

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,767,377	629,124	110,904	137,209	846,352
Cost of investments sold	1,923,830	659,598	69,834	142,227	881,694
Net realized gain (loss) on sales of investments	(156,453)	(30,474)	41,070	(5,018)	(35,342)
Distributions from capital gains	—	61,648	33,226	53,892	112,923
Net change in unrealized appreciation or depreciation of investments	(150,227)	815,132	75,068	(14,680)	(264,795)
Net gain (loss) on investments	(306,680)	846,306	149,364	34,194	(187,214)
Net increase (decrease) in net assets resulting from operations	$105,454	$819,067	$146,009	$103,372	$(133,964)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	17

Statement of Operations

Year ended December 31, 2020 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
Investment income
Dividend income	$1,419	$53,957	$13,303	$109,178	$—
Variable account expenses	13,833	23,418	6,678	81,816	7,329
Investment income (loss) — net	(12,414)	30,539	6,625	27,362	(7,329)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	433,821	509,628	89,014	1,496,403	88,975
Cost of investments sold	381,751	467,254	91,541	1,449,695	54,192
Net realized gain (loss) on sales of investments	52,070	42,374	(2,527)	46,708	34,783
Distributions from capital gains	37,287	58,815	11,101	94,850	65,125
Net change in unrealized appreciation or depreciation of investments	102,008	151,523	82,412	746,127	61,647
Net gain (loss) on investments	191,365	252,712	90,986	887,685	161,555
Net increase (decrease) in net assets resulting from operations	$178,951	$283,251	$97,611	$915,047	$154,226

Year ended December 31, 2020 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$31,413	$—	$10,918	$6,542	$4,886
Variable account expenses	13,460	9,718	7,534	29,386	8,101
Investment income (loss) — net	17,953	(9,718)	3,384	(22,844)	(3,215)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	310,219	199,949	115,659	931,223	238,757
Cost of investments sold	294,376	92,500	132,078	659,608	233,692
Net realized gain (loss) on sales of investments	15,843	107,449	(16,419)	271,615	5,065
Distributions from capital gains	—	104,022	—	254,754	8,484
Net change in unrealized appreciation or depreciation of investments	76,570	301,135	148,827	330,734	45,476
Net gain (loss) on investments	92,413	512,606	132,408	857,103	59,025
Net increase (decrease) in net assets resulting from operations	$110,366	$502,888	$135,792	$834,259	$55,810

Year ended December 31, 2020 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Investment income
Dividend income	$7,941	$—	$111,790	$—	$34,148
Variable account expenses	31,806	16,478	50,793	37,299	7,022
Investment income (loss) — net	(23,865)	(16,478)	60,997	(37,299)	27,126

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	563,266	333,126	2,159,365	1,550,291	249,252
Cost of investments sold	448,718	286,896	1,884,279	1,057,697	269,543
Net realized gain (loss) on sales of investments	114,548	46,230	275,086	492,594	(20,291)
Distributions from capital gains	349,112	219,446	132,271	410,287	16,106
Net change in unrealized appreciation or depreciation of investments	287,248	543,982	(252,055)	2,489,172	(186,420)
Net gain (loss) on investments	750,908	809,658	155,302	3,392,053	(190,605)
Net increase (decrease) in net assets resulting from operations	$727,043	$793,180	$216,299	$3,354,754	$(163,479)

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2020 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Investment income
Dividend income	$3,251	$1,047	$180,214	$22,253	$96,261
Variable account expenses	5,873	1,293	36,027	3,001	51,393
Investment income (loss) — net	(2,622)	(246)	144,187	19,252	44,868

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	103,774	31,436	929,841	34,209	1,352,580
Cost of investments sold	87,912	32,002	994,732	34,635	1,310,025
Net realized gain (loss) on sales of investments	15,862	(566)	(64,891)	(426)	42,555
Distributions from capital gains	32,850	8,636	—	5,493	58,446
Net change in unrealized appreciation or depreciation of investments	28,015	(1,153)	120,370	17,654	188,912
Net gain (loss) on investments	76,727	6,917	55,479	22,721	289,913
Net increase (decrease) in net assets resulting from operations	$74,105	$6,671	$199,666	$41,973	$334,781

Year ended December 31, 2020 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat	VanEck VIP Global Gold, Cl S
Investment income
Dividend income	$3,914	$—	$147,188	$9,225	$26,873
Variable account expenses	8,019	2,124	17,854	2,975	10,363
Investment income (loss) — net	(4,105)	(2,124)	129,334	6,250	16,510

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	110,496	11,636	369,292	24,490	237,298
Cost of investments sold	86,368	11,617	428,066	33,365	183,760
Net realized gain (loss) on sales of investments	24,128	19	(58,774)	(8,875)	53,538
Distributions from capital gains	81,967	3,989	—	2,492	—
Net change in unrealized appreciation or depreciation of investments	139,398	56,164	(183,171)	(16,321)	198,847
Net gain (loss) on investments	245,493	60,172	(241,945)	(22,704)	252,385
Net increase (decrease) in net assets resulting from operations	$241,388	$58,048	$(112,611)	$(16,454)	$268,895

Year ended December 31, 2020 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	378,676	375,142	351,545	273,296	88,110
Investment income (loss) — net	(378,676)	(375,142)	(351,545)	(273,296)	(88,110)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,079,548	5,444,920	8,321,897	5,157,854	966,144
Cost of investments sold	4,944,817	3,082,381	7,146,762	4,008,034	878,205
Net realized gain (loss) on sales of investments	2,134,731	2,362,539	1,175,135	1,149,820	87,939
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,232,371	3,466,200	1,851,356	1,326,311	642,176
Net gain (loss) on investments	5,367,102	5,828,739	3,026,491	2,476,131	730,115
Net increase (decrease) in net assets resulting from operations	$4,988,426	$5,453,597	$2,674,946	$2,202,835	$642,005
See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	19

Statement of Operations

Year ended December 31, 2020 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	169,761	491,691	1,053,810	5,786,222	10,169,727
Investment income (loss) — net	(169,761)	(491,691)	(1,053,810)	(5,786,222)	(10,169,727)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,534,735	13,556,006	13,449,948	42,500,785	78,049,348
Cost of investments sold	1,377,215	12,285,834	11,457,940	34,174,518	59,166,653
Net realized gain (loss) on sales of investments	157,520	1,270,172	1,992,008	8,326,267	18,882,695
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,596,729	2,698,851	7,049,793	57,026,958	80,487,593
Net gain (loss) on investments	1,754,249	3,969,023	9,041,801	65,353,225	99,370,288
Net increase (decrease) in net assets resulting from operations	$1,584,488	$3,477,332	$7,987,991	$59,567,003	$89,200,561

Year ended December 31, 2020 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,581,911	4,201,929	1,777,427	1,225,744	892,288
Investment income (loss) — net	(4,581,911)	(4,201,929)	(1,777,427)	(1,225,744)	(892,288)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	55,321,037	75,628,828	34,196,078	31,749,625	14,403,898
Cost of investments sold	38,843,631	44,875,897	23,343,200	17,915,375	11,124,085
Net realized gain (loss) on sales of investments	16,477,406	30,752,931	10,852,878	13,834,250	3,279,813
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	39,072,172	21,321,737	12,810,881	2,345,518	6,205,051
Net gain (loss) on investments	55,549,578	52,074,668	23,663,759	16,179,768	9,484,864
Net increase (decrease) in net assets resulting from operations	$50,967,667	$47,872,739	$21,886,332	$14,954,024	$8,592,576

Year ended December 31, 2020 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	809,843	13,628	26,576	301,315	1,887,957
Investment income (loss) — net	(809,843)	(13,628)	(26,576)	(301,315)	(1,887,957)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,802,789	349,008	716,538	2,912,414	15,373,256
Cost of investments sold	9,277,272	159,578	473,117	2,710,359	13,787,521
Net realized gain (loss) on sales of investments	4,525,517	189,430	243,421	202,055	1,585,735
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,131,710	34,087	(143,220)	1,763,392	10,727,050
Net gain (loss) on investments	8,657,227	223,517	100,201	1,965,447	12,312,785
Net increase (decrease) in net assets resulting from operations	$7,847,384	$209,889	$73,625	$1,664,132	$10,424,828

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2020 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Investment income
Dividend income	$—	$146,423	$—	$18,898	$30,576
Variable account expenses	1,203,854	63,669	100,083	19,276	10,825
Investment income (loss) — net	(1,203,854)	82,754	(100,083)	(378)	19,751

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,048,926	1,340,282	2,592,376	234,386	381,032
Cost of investments sold	9,957,108	1,560,856	3,377,620	185,693	777,585
Net realized gain (loss) on sales of investments	1,091,818	(220,574)	(785,244)	48,693	(396,553)
Distributions from capital gains	—	261,330	1,238,761	183,105	—
Net change in unrealized appreciation or depreciation of investments	5,886,094	742,199	1,991,845	104,899	362,299
Net gain (loss) on investments	6,977,912	782,955	2,445,362	336,697	(34,254)
Net increase (decrease) in net assets resulting from operations	$5,774,058	$865,709	$2,345,279	$336,319	$(14,503)

Year ended December 31, 2020 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income	$—	$23,479
Variable account expenses	44,207	6,714
Investment income (loss) — net	(44,207)	16,765

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,036,886	90,277
Cost of investments sold	967,680	96,382
Net realized gain (loss) on sales of investments	69,206	(6,105)
Distributions from capital gains	256,197	—
Net change in unrealized appreciation or depreciation of investments	1,823,867	23,977
Net gain (loss) on investments	2,149,270	17,872
Net increase (decrease) in net assets resulting from operations	$2,105,063	$34,637

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	21

Statement of Changes in Net Assets

Year ended December 31, 2020	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$2,918	$(2,599)	$19,616	$25,856	$23,305
Net realized gain (loss) on sales of investments	6,704	73,037	6,692	(156,929)	(117,396)
Distributions from capital gains	—	53,844	226,880	—	—
Net change in unrealized appreciation or depreciation of investments	24,109	56,835	(171,890)	152,993	(367,027)
Net increase (decrease) in net assets resulting from operations	33,731	181,117	81,298	21,920	(461,118)

Contract transactions
Contract purchase payments	16,470	4,383	27,289	80,344	48,259
Net transfers(1)	(69,155)	(19,161)	35,528	(24,043)	45,181
Transfers for policy loans	—	(45)	(8,299)	13,740	(1,993)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(797)	—
Contract charges	(216)	(728)	(2,392)	(5,889)	(529)
Contract terminations:
Surrender benefits	(5,340)	(117,407)	(260,616)	(368,553)	(57,564)
Death benefits	—	(1,661)	(69)	(44,240)	(64,166)
Increase (decrease) from contract transactions	(58,241)	(134,619)	(208,559)	(349,438)	(30,812)
Net assets at beginning of year	963,887	594,153	4,720,341	4,711,968	1,768,945
Net assets at end of year	$939,377	$640,651	$4,593,080	$4,384,450	$1,277,015

Accumulation unit activity
Units outstanding at beginning of year	746,299	269,022	1,714,613	2,981,539	1,865,296
Contract purchase payments	13,364	1,908	11,123	71,360	71,244
Net transfers(1)	(53,286)	(13,381)	34,264	(3,507)	86,995
Transfers for policy loans	—	(17)	(2,850)	10,085	(2,008)
Contract charges	(176)	(300)	(982)	(4,108)	(721)
Contract terminations:
Surrender benefits	(4,407)	(45,088)	(108,011)	(282,575)	(85,363)
Death benefits	—	(602)	(25)	(43,349)	(119,652)
Units outstanding at end of year	701,794	211,542	1,648,132	2,729,445	1,815,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(1,011)	$14,498	$(22,235)	$8,284	$10,332
Net realized gain (loss) on sales of investments	18,165	37,784	289,532	7,210	(2,230)
Distributions from capital gains	4,107	—	182,295	14,521	203,469
Net change in unrealized appreciation or depreciation of investments	42,468	(67,020)	598,127	(32,979)	354,106
Net increase (decrease) in net assets resulting from operations	63,729	(14,738)	1,047,719	(2,964)	565,677

Contract transactions
Contract purchase payments	132	44,338	8,709	1,156	547,573
Net transfers(1)	—	(130,896)	(117,486)	(2,192)	(120,326)
Transfers for policy loans	369	30	(1,977)	—	82
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(70)	(1,134)	(1,813)	(274)	(1,203)
Contract terminations:
Surrender benefits	(56,870)	(223,877)	(213,703)	(24,873)	(353,907)
Death benefits	—	(1,090)	(18,809)	(378)	(90,961)
Increase (decrease) from contract transactions	(56,439)	(312,629)	(345,079)	(26,561)	(18,742)
Net assets at beginning of year	287,442	2,468,855	2,449,205	655,110	3,164,049
Net assets at end of year	$294,732	$2,141,488	$3,151,845	$625,585	$3,710,984

Accumulation unit activity
Units outstanding at beginning of year	189,579	868,426	704,437	158,796	2,233,514
Contract purchase payments	87	17,701	2,275	324	369,772
Net transfers(1)	—	(47,413)	(35,376)	(506)	(97,112)
Transfers for policy loans	235	(48)	(542)	—	54
Contract charges	(44)	(462)	(435)	(84)	(819)
Contract terminations:
Surrender benefits	(34,510)	(86,047)	(52,911)	(7,099)	(252,672)
Death benefits	—	(585)	(4,504)	(94)	(59,379)
Units outstanding at end of year	155,347	751,572	612,944	151,337	2,193,358

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	23

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$4,289	$(397,518)	$72,718	$(40,010)	$(189,756)
Net realized gain (loss) on sales of investments	14,089	1,318,093	(21,235)	164,805	1,593,838
Distributions from capital gains	20,670	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	55,244	4,870,591	(63,768)	562,998	713,045
Net increase (decrease) in net assets resulting from operations	94,292	5,791,166	(12,285)	687,793	2,117,127

Contract transactions
Contract purchase payments	5,043	3,567,927	58,962	152,241	165,795
Net transfers(1)	(36,581)	1,080,854	30,924	(286,665)	(842,845)
Transfers for policy loans	907	9,838	—	1,420	44,950
Adjustments to net assets allocated to contracts in payment period	—	(23,566)	—	—	(20,015)
Contract charges	(476)	(12,039)	(29)	(466)	(17,390)
Contract terminations:
Surrender benefits	(13,668)	(2,216,905)	(5,578)	(210,096)	(1,299,673)
Death benefits	—	(396,044)	(30,794)	(7,028)	(363,678)
Increase (decrease) from contract transactions	(44,775)	2,010,065	53,485	(350,594)	(2,332,856)
Net assets at beginning of year	703,155	35,755,716	437,638	3,842,524	18,795,607
Net assets at end of year	$752,672	$43,556,947	$478,838	$4,179,723	$18,579,878

Accumulation unit activity
Units outstanding at beginning of year	339,194	15,197,003	793,301	1,836,494	6,767,192
Contract purchase payments	2,416	1,538,284	118,917	73,516	64,303
Net transfers(1)	(17,365)	376,860	64,696	(151,695)	(273,251)
Transfers for policy loans	428	3,435	—	690	13,895
Contract charges	(231)	(4,964)	(60)	(222)	(6,732)
Contract terminations:
Surrender benefits	(6,332)	(948,362)	(10,876)	(99,405)	(482,406)
Death benefits	—	(166,252)	(74,342)	(3,447)	(118,383)
Units outstanding at end of year	318,110	15,996,004	891,636	1,655,931	5,964,618

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(190,680)	$25,942	$(31,543)	$156,399	$(79,457)
Net realized gain (loss) on sales of investments	1,751,158	(4,370)	272,127	(153,303)	51
Distributions from capital gains	—	—	840,689	—	4,445
Net change in unrealized appreciation or depreciation of investments	(1,874,415)	37,615	911,049	114,705	(50)
Net increase (decrease) in net assets resulting from operations	(313,937)	59,187	1,992,322	117,801	(75,011)

Contract transactions
Contract purchase payments	229,100	463,227	70,270	18,130	388,901
Net transfers(1)	(864,494)	(24,386)	(864,104)	104,566	4,744,718
Transfers for policy loans	25,333	—	12,138	1,699	8,759
Adjustments to net assets allocated to contracts in payment period	(14,873)	—	(2,246)	(92)	(824)
Contract charges	(14,291)	(251)	(7,650)	(7,139)	(12,526)
Contract terminations:
Surrender benefits	(1,666,098)	(36,019)	(784,906)	(355,512)	(3,390,398)
Death benefits	(576,694)	(18,174)	(206,325)	(115,838)	(355,037)
Increase (decrease) from contract transactions	(2,882,017)	384,397	(1,782,823)	(354,186)	1,383,593
Net assets at beginning of year	23,560,712	922,668	8,156,300	3,988,205	8,695,605
Net assets at end of year	$20,364,758	$1,366,252	$8,365,799	$3,751,820	$10,004,187

Accumulation unit activity
Units outstanding at beginning of year	7,525,620	839,103	2,994,674	2,515,572	8,173,494
Contract purchase payments	81,634	407,743	26,987	11,656	370,357
Net transfers(1)	(266,541)	(25,369)	(363,180)	72,782	4,663,394
Transfers for policy loans	8,818	—	4,489	1,084	7,906
Contract charges	(5,555)	(234)	(2,538)	(4,798)	(12,308)
Contract terminations:
Surrender benefits	(626,312)	(32,694)	(322,060)	(227,663)	(3,298,977)
Death benefits	(208,614)	(17,151)	(73,432)	(72,273)	(338,285)
Units outstanding at end of year	6,509,050	1,171,398	2,264,940	2,296,360	9,565,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	25

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$316,415	$220,054	$298,952	$(36,728)	$(468,861)
Net realized gain (loss) on sales of investments	(35,206)	(163,309)	144,839	442,826	1,581,856
Distributions from capital gains	—	—	192,971	—	—
Net change in unrealized appreciation or depreciation of investments	47,951	180,592	1,145,948	827,274	7,294,649
Net increase (decrease) in net assets resulting from operations	329,160	237,337	1,782,710	1,233,372	8,407,644

Contract transactions
Contract purchase payments	36,123	39,512	99,826	26,349	7,825,764
Net transfers(1)	(367,068)	(144,445)	630,180	(118,546)	937,125
Transfers for policy loans	1,250	3,328	(9,313)	1,468	(38,409)
Adjustments to net assets allocated to contracts in payment period	(3,968)	(1,743)	(10,117)	—	—
Contract charges	(3,731)	(10,039)	(24,732)	(4,372)	(12,421)
Contract terminations:
Surrender benefits	(540,844)	(542,131)	(1,571,057)	(435,146)	(2,486,792)
Death benefits	(172,893)	(225,819)	(254,232)	(66,034)	(873,712)
Increase (decrease) from contract transactions	(1,051,131)	(881,337)	(1,139,445)	(596,281)	5,351,555
Net assets at beginning of year	7,472,483	6,556,112	16,357,366	4,149,640	43,550,330
Net assets at end of year	$6,750,512	$5,912,112	$17,000,631	$4,786,731	$57,309,529

Accumulation unit activity
Units outstanding at beginning of year	2,599,028	2,923,650	8,838,926	2,379,665	16,112,676
Contract purchase payments	13,619	18,188	52,121	14,185	2,937,025
Net transfers(1)	(130,002)	(69,565)	328,715	(89,212)	389,181
Transfers for policy loans	413	1,505	(4,540)	942	(15,129)
Contract charges	(1,328)	(4,561)	(13,141)	(2,058)	(4,738)
Contract terminations:
Surrender benefits	(189,207)	(247,390)	(820,639)	(222,986)	(876,847)
Death benefits	(61,085)	(106,408)	(133,590)	(23,409)	(318,732)
Units outstanding at end of year	2,231,438	2,515,419	8,247,852	2,057,127	18,223,436

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$52,439	$20,023	$(42,331)	$16,238	$(7,204)
Net realized gain (loss) on sales of investments	25,704	17,518	382,189	(33,537)	60,624
Distributions from capital gains	—	19,168	—	41,137	—
Net change in unrealized appreciation or depreciation of investments	69,917	87,209	810,454	178,317	(15,523)
Net increase (decrease) in net assets resulting from operations	148,060	143,918	1,150,312	202,155	37,897

Contract transactions
Contract purchase payments	229,468	121,314	67,981	42,501	12,533
Net transfers(1)	548,975	509,411	(235,613)	(105,345)	(94,614)
Transfers for policy loans	111	660	2,793	3,844	(434)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,016)	(3,419)	—
Contract charges	(1,041)	(461)	(1,350)	(1,695)	(342)
Contract terminations:
Surrender benefits	(269,969)	(27,605)	(284,606)	(374,799)	(62,236)
Death benefits	(33,901)	(5,148)	(42,951)	(42,037)	—
Increase (decrease) from contract transactions	473,643	598,171	(495,762)	(480,950)	(145,093)
Net assets at beginning of year	2,915,250	753,841	3,739,886	3,984,296	877,300
Net assets at end of year	$3,536,953	$1,495,930	$4,394,436	$3,705,501	$770,104

Accumulation unit activity
Units outstanding at beginning of year	2,588,209	620,095	1,427,790	2,392,792	329,493
Contract purchase payments	201,332	88,965	21,744	29,815	5,317
Net transfers(1)	507,537	376,164	(79,287)	(73,606)	(38,867)
Transfers for policy loans	108	479	1,150	2,552	(172)
Contract charges	(911)	(337)	(482)	(1,157)	(143)
Contract terminations:
Surrender benefits	(233,380)	(20,784)	(101,679)	(272,330)	(22,940)
Death benefits	(30,151)	(4,279)	(15,169)	(24,052)	—
Units outstanding at end of year	3,032,744	1,060,303	1,254,067	2,054,014	272,688

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	27

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(15,154)	$(10,126)	$57,409	$24,374	$(14,643)
Net realized gain (loss) on sales of investments	122,308	85,546	18,404	(97,053)	(171,498)
Distributions from capital gains	—	—	12,880	—	75,772
Net change in unrealized appreciation or depreciation of investments	(33,157)	(12,591)	45,721	55,935	433,516
Net increase (decrease) in net assets resulting from operations	73,997	62,829	134,414	(16,744)	323,147

Contract transactions
Contract purchase payments	18,513	12,938	31,679	10,636	10,596
Net transfers(1)	(46,173)	(94,679)	418,525	4,738	5,116
Transfers for policy loans	1,101	1,577	5,040	(495)	536
Adjustments to net assets allocated to contracts in payment period	—	(281)	(2,532)	—	—
Contract charges	(1,334)	(742)	(2,345)	(433)	(12,711)
Contract terminations:
Surrender benefits	(199,459)	(53,607)	(257,371)	(52,850)	(424,952)
Death benefits	(5,562)	(58,454)	(93,457)	(1,856)	(78,135)
Increase (decrease) from contract transactions	(232,914)	(193,248)	99,539	(40,260)	(499,550)
Net assets at beginning of year	2,009,964	1,434,526	3,276,511	610,996	4,336,805
Net assets at end of year	$1,851,047	$1,304,107	$3,510,464	$553,992	$4,160,402

Accumulation unit activity
Units outstanding at beginning of year	730,951	494,241	2,325,375	1,264,893	2,808,575
Contract purchase payments	8,059	5,217	21,176	25,254	6,623
Net transfers(1)	(19,073)	(41,201)	323,646	13,484	(2,632)
Transfers for policy loans	474	639	3,370	(1,000)	340
Contract charges	(569)	(305)	(1,656)	(1,023)	(7,834)
Contract terminations:
Surrender benefits	(82,260)	(22,375)	(175,518)	(123,078)	(265,610)
Death benefits	(2,278)	(22,950)	(67,391)	(4,351)	(48,860)
Units outstanding at end of year	635,304	413,266	2,429,002	1,174,179	2,490,602

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(13,259)	$(57,994)	$(7,522)	$98,795	$6,947
Net realized gain (loss) on sales of investments	(49,148)	813,873	43,456	7,781	(4,415)
Distributions from capital gains	—	—	—	18,891	—
Net change in unrealized appreciation or depreciation of investments	108,349	934,336	15,493	(37,221)	28,286
Net increase (decrease) in net assets resulting from operations	45,942	1,690,215	51,427	88,246	30,818

Contract transactions
Contract purchase payments	185,824	42,986	8,604	3,819,643	94,818
Net transfers(1)	(59,139)	(631,567)	100,834	89,195	48,757
Transfers for policy loans	(928)	3,565	365	2,053	—
Adjustments to net assets allocated to contracts in payment period	—	—	(1,115)	—	—
Contract charges	(237)	(6,862)	(708)	(1,438)	(93)
Contract terminations:
Surrender benefits	(52,350)	(873,819)	(100,703)	(350,534)	(26,830)
Death benefits	(6,513)	(40,547)	(37,217)	(33,806)	(3,999)
Increase (decrease) from contract transactions	66,657	(1,506,244)	(29,940)	3,525,113	112,653
Net assets at beginning of year	1,689,588	6,507,297	918,965	3,240,447	567,650
Net assets at end of year	$1,802,187	$6,691,268	$940,452	$6,853,806	$711,121

Accumulation unit activity
Units outstanding at beginning of year	1,419,881	3,696,737	295,651	3,225,551	541,285
Contract purchase payments	165,218	22,554	3,139	3,808,818	93,728
Net transfers(1)	(62,255)	(333,780)	32,957	86,438	46,213
Transfers for policy loans	(877)	1,893	142	1,966	—
Contract charges	(221)	(3,588)	(252)	(1,392)	(93)
Contract terminations:
Surrender benefits	(47,886)	(453,177)	(35,551)	(341,994)	(25,936)
Death benefits	(6,140)	(22,079)	(12,539)	(33,618)	(4,057)
Units outstanding at end of year	1,467,720	2,908,560	283,547	6,745,769	651,140

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	29

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$108,580	$(287,895)	$12,025	$(4,973)	$(1,125)
Net realized gain (loss) on sales of investments	(89,157)	1,461,656	22,049	2,755	16,194
Distributions from capital gains	—	163,508	52,698	—	1,091
Net change in unrealized appreciation or depreciation of investments	(26,537)	6,641,661	(11,921)	286,366	15,806
Net increase (decrease) in net assets resulting from operations	(7,114)	7,978,930	74,851	284,148	31,966

Contract transactions
Contract purchase payments	29,156	3,288,750	3,311	8,603	24,367
Net transfers(1)	(677,180)	(2,717,525)	(1,669)	(41,510)	(8,451)
Transfers for policy loans	835	(9,653)	228	—	—
Adjustments to net assets allocated to contracts in payment period	(527)	(6,020)	—	—	—
Contract charges	(5,203)	(12,635)	(280)	(589)	(69)
Contract terminations:
Surrender benefits	(589,650)	(2,830,815)	(87,822)	(106,844)	(72,493)
Death benefits	(120,874)	(359,252)	—	—	—
Increase (decrease) from contract transactions	(1,363,443)	(2,647,150)	(86,232)	(140,340)	(56,646)
Net assets at beginning of year	5,531,042	30,061,762	1,129,132	1,760,365	257,777
Net assets at end of year	$4,160,485	$35,393,542	$1,117,751	$1,904,173	$233,097

Accumulation unit activity
Units outstanding at beginning of year	3,802,099	11,232,101	440,345	397,298	148,032
Contract purchase payments	20,561	1,137,054	1,396	2,219	13,647
Net transfers(1)	(488,566)	(968,666)	2,340	(6,448)	(4,727)
Transfers for policy loans	600	(2,813)	99	—	—
Contract charges	(3,707)	(4,254)	(119)	(147)	(43)
Contract terminations:
Surrender benefits	(414,523)	(979,280)	(35,442)	(25,540)	(39,675)
Death benefits	(87,953)	(118,501)	—	—	—
Units outstanding at end of year	2,828,511	10,295,641	408,619	367,382	117,234

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$157,922	$68,855	$138,911	$34,422	$(14,399)
Net realized gain (loss) on sales of investments	(27,581)	(145,150)	(61,377)	(536,514)	(26,403)
Distributions from capital gains	72,814	299,594	2,424	424,257	98,222
Net change in unrealized appreciation or depreciation of investments	220,241	(521,887)	(94,048)	174,455	364,936
Net increase (decrease) in net assets resulting from operations	423,396	(298,588)	(14,090)	96,620	422,356

Contract transactions
Contract purchase payments	1,362,558	37,524	380,993	299,900	47,455
Net transfers(1)	103,463	(233,531)	(5,695)	(418,154)	(205,623)
Transfers for policy loans	(16,497)	11,086	56	4,952	5,147
Adjustments to net assets allocated to contracts in payment period	—	(809)	—	—	(2,476)
Contract charges	(1,291)	(2,574)	(570)	(2,956)	(5,899)
Contract terminations:
Surrender benefits	(379,482)	(383,598)	(87,711)	(353,717)	(319,029)
Death benefits	(31,265)	(35,005)	(20,202)	(55,123)	(53,030)
Increase (decrease) from contract transactions	1,037,486	(606,907)	266,871	(525,098)	(533,455)
Net assets at beginning of year	6,728,423	3,590,252	3,182,050	8,214,160	7,054,140
Net assets at end of year	$8,189,305	$2,684,757	$3,434,831	$7,785,682	$6,943,041

Accumulation unit activity
Units outstanding at beginning of year	5,771,065	1,602,782	2,354,217	2,389,503	1,393,214
Contract purchase payments	1,156,260	19,537	311,335	95,036	10,428
Net transfers(1)	50,988	(149,353)	(27,014)	(195,402)	(44,248)
Transfers for policy loans	(14,047)	4,828	44	1,365	1,211
Contract charges	(1,104)	(1,294)	(465)	(903)	(1,283)
Contract terminations:
Surrender benefits	(322,248)	(239,229)	(71,108)	(114,372)	(71,214)
Death benefits	(26,575)	(23,197)	(15,300)	(19,052)	(10,999)
Units outstanding at end of year	6,614,339	1,214,074	2,551,709	2,156,175	1,277,109

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	31

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Inv Opp VI Dis Mid Cap Gro, Ser I(2)	Invesco Opp VI Global, Ser II
Operations
Investment income (loss) — net	$4,978	$(2,369)	$(2,586)	$(4,008)	$(40,560)
Net realized gain (loss) on sales of investments	2,831	2,225	108,703	9,573	75,269
Distributions from capital gains	—	5,090	168,443	58,089	269,634
Net change in unrealized appreciation or depreciation of investments	20,875	27,257	332,569	241,702	1,511,293
Net increase (decrease) in net assets resulting from operations	28,684	32,203	607,129	305,356	1,815,636

Contract transactions
Contract purchase payments	194,105	21,970	29,096	3,248	464,002
Net transfers(1)	187,440	—	(295,752)	597,371	(358,630)
Transfers for policy loans	—	—	—	—	7,484
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(71)	(39)	(6,799)	(238)	(1,291)
Contract terminations:
Surrender benefits	(29,926)	(56,815)	(240,465)	(28,058)	(237,987)
Death benefits	(141,827)	—	(70,466)	—	(18,953)
Increase (decrease) from contract transactions	209,721	(34,884)	(584,386)	572,323	(145,375)
Net assets at beginning of year	281,553	408,201	4,281,936	—	7,162,701
Net assets at end of year	$519,958	$405,520	$4,304,679	$877,679	$8,832,962

Accumulation unit activity
Units outstanding at beginning of year	302,233	121,341	1,650,178	—	2,702,790
Contract purchase payments	208,192	7,314	11,558	2,565	186,356
Net transfers(1)	202,259	—	(118,723)	602,767	(153,514)
Transfers for policy loans	—	—	—	—	3,244
Contract charges	(77)	(13)	(2,341)	(192)	(474)
Contract terminations:
Surrender benefits	(31,802)	(16,440)	(92,492)	(22,942)	(84,825)
Death benefits	(148,641)	—	(26,011)	—	(7,307)
Units outstanding at end of year	532,164	112,202	1,422,169	582,198	2,646,270

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Inves Opp VI Gbl Strat Inc, Ser II	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$412,134	$(27,239)	$(3,355)	$69,178	$53,250
Net realized gain (loss) on sales of investments	(156,453)	(30,474)	41,070	(5,018)	(35,342)
Distributions from capital gains	—	61,648	33,226	53,892	112,923
Net change in unrealized appreciation or depreciation of investments	(150,227)	815,132	75,068	(14,680)	(264,795)
Net increase (decrease) in net assets resulting from operations	105,454	819,067	146,009	103,372	(133,964)

Contract transactions
Contract purchase payments	136,066	160,442	4,196	313,619	29,168
Net transfers(1)	(258,537)	(90,607)	(34,688)	2,869	(63,087)
Transfers for policy loans	10,850	2,524	—	—	7,115
Adjustments to net assets allocated to contracts in payment period	(808)	—	—	—	—
Contract charges	(13,657)	(1,147)	(135)	(232)	(11,257)
Contract terminations:
Surrender benefits	(928,646)	(219,388)	(72,678)	(95,244)	(359,342)
Death benefits	(279,977)	(33,135)	—	—	(88,194)
Increase (decrease) from contract transactions	(1,334,709)	(181,311)	(103,305)	221,012	(485,597)
Net assets at beginning of year	10,762,910	4,494,475	382,445	936,650	5,189,202
Net assets at end of year	$9,533,655	$5,132,231	$425,149	$1,261,034	$4,569,641

Accumulation unit activity
Units outstanding at beginning of year	6,614,627	1,589,603	153,276	763,987	2,140,831
Contract purchase payments	88,256	60,639	1,538	262,405	14,825
Net transfers(1)	(193,047)	(24,088)	(11,502)	3,282	(11,639)
Transfers for policy loans	6,762	1,072	—	—	3,484
Contract charges	(8,649)	(439)	(48)	(191)	(5,395)
Contract terminations:
Surrender benefits	(599,939)	(81,922)	(22,685)	(79,025)	(178,828)
Death benefits	(181,171)	(15,192)	—	—	(44,151)
Units outstanding at end of year	5,726,839	1,529,673	120,579	950,458	1,919,127

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	33

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$(12,414)	$30,539	$6,625	$27,362	$(7,329)
Net realized gain (loss) on sales of investments	52,070	42,374	(2,527)	46,708	34,783
Distributions from capital gains	37,287	58,815	11,101	94,850	65,125
Net change in unrealized appreciation or depreciation of investments	102,008	151,523	82,412	746,127	61,647
Net increase (decrease) in net assets resulting from operations	178,951	283,251	97,611	915,047	154,226

Contract transactions
Contract purchase payments	34,228	37,586	77,436	813,610	2,478
Net transfers(1)	(64,677)	(171,574)	(20,218)	2,186,108	(21,109)
Transfers for policy loans	443	1,858	—	156	(389)
Adjustments to net assets allocated to contracts in payment period	(4,374)	(5,753)	—	—	—
Contract charges	(1,051)	(2,561)	(218)	(2,027)	(198)
Contract terminations:
Surrender benefits	(214,356)	(205,597)	(49,914)	(674,486)	(59,712)
Death benefits	(11,777)	(38,214)	—	—	—
Increase (decrease) from contract transactions	(261,564)	(384,255)	7,086	2,323,361	(78,930)
Net assets at beginning of year	1,677,228	2,957,940	619,282	5,909,096	936,778
Net assets at end of year	$1,594,615	$2,856,936	$723,979	$9,147,504	$1,012,074

Accumulation unit activity
Units outstanding at beginning of year	566,799	1,476,071	475,118	4,943,585	428,487
Contract purchase payments	11,885	20,872	73,605	660,462	1,169
Net transfers(1)	(24,324)	(98,723)	(18,469)	1,759,022	(11,349)
Transfers for policy loans	160	1,019	—	130	(163)
Contract charges	(358)	(1,402)	(168)	(1,721)	(92)
Contract terminations:
Surrender benefits	(71,735)	(115,793)	(37,196)	(567,634)	(26,130)
Death benefits	(3,730)	(20,794)	—	—	—
Units outstanding at end of year	478,697	1,261,250	492,890	6,793,844	391,922

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$17,953	$(9,718)	$3,384	$(22,844)	$(3,215)
Net realized gain (loss) on sales of investments	15,843	107,449	(16,419)	271,615	5,065
Distributions from capital gains	—	104,022	—	254,754	8,484
Net change in unrealized appreciation or depreciation of investments	76,570	301,135	148,827	330,734	45,476
Net increase (decrease) in net assets resulting from operations	110,366	502,888	135,792	834,259	55,810

Contract transactions
Contract purchase payments	72,725	1,821	12,951	65,723	246,985
Net transfers(1)	80,819	61,093	(29,432)	(303,695)	293,815
Transfers for policy loans	(96)	(2,674)	1,024	1,893	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(253)	(198)	(309)	(4,437)	(357)
Contract terminations:
Surrender benefits	(66,188)	(84,485)	(56,203)	(383,400)	(89,229)
Death benefits	(102)	(60,504)	(9,686)	(47,724)	—
Increase (decrease) from contract transactions	86,905	(84,947)	(81,655)	(671,640)	451,214
Net assets at beginning of year	1,222,470	1,052,276	1,016,418	3,182,759	473,241
Net assets at end of year	$1,419,741	$1,470,217	$1,070,555	$3,345,378	$980,265

Accumulation unit activity
Units outstanding at beginning of year	1,110,809	484,188	611,404	1,243,589	319,298
Contract purchase payments	63,881	752	8,144	18,587	191,919
Net transfers(1)	65,385	18,674	(18,258)	(115,534)	223,066
Transfers for policy loans	(71)	(1,016)	670	662	—
Contract charges	(220)	(74)	(205)	(1,622)	(267)
Contract terminations:
Surrender benefits	(57,460)	(28,749)	(36,626)	(136,708)	(62,791)
Death benefits	(86)	(18,640)	(6,116)	(16,254)	—
Units outstanding at end of year	1,182,238	455,135	559,013	992,720	671,225

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	35

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(23,865)	$(16,478)	$60,997	$(37,299)	$27,126
Net realized gain (loss) on sales of investments	114,548	46,230	275,086	492,594	(20,291)
Distributions from capital gains	349,112	219,446	132,271	410,287	16,106
Net change in unrealized appreciation or depreciation of investments	287,248	543,982	(252,055)	2,489,172	(186,420)
Net increase (decrease) in net assets resulting from operations	727,043	793,180	216,299	3,354,754	(163,479)

Contract transactions
Contract purchase payments	31,195	17,177	624,613	541,967	15,419
Net transfers(1)	85,193	(63,312)	(1,172,365)	(107,924)	(49,913)
Transfers for policy loans	2,593	(1,683)	(56)	119	438
Adjustments to net assets allocated to contracts in payment period	—	—	(681)	—	—
Contract charges	(2,275)	(903)	(2,719)	(1,343)	(1,035)
Contract terminations:
Surrender benefits	(328,291)	(200,732)	(370,224)	(403,036)	(87,285)
Death benefits	(49,621)	(14,830)	(367,237)	(14,948)	(33,129)
Increase (decrease) from contract transactions	(261,206)	(264,283)	(1,288,669)	14,835	(155,505)
Net assets at beginning of year	3,509,670	1,949,321	6,296,896	2,266,721	1,098,854
Net assets at end of year	$3,975,507	$2,478,218	$5,224,526	$5,636,310	$779,870

Accumulation unit activity
Units outstanding at beginning of year	1,955,849	631,848	1,824,422	709,532	688,158
Contract purchase payments	17,483	5,410	202,833	97,072	12,515
Net transfers(1)	50,109	(17,184)	(389,780)	(35,181)	(25,687)
Transfers for policy loans	1,564	(421)	(14)	18	302
Contract charges	(1,230)	(281)	(771)	(239)	(837)
Contract terminations:
Surrender benefits	(167,114)	(59,765)	(127,725)	(68,402)	(68,250)
Death benefits	(26,556)	(4,121)	(89,231)	(2,374)	(27,600)
Units outstanding at end of year	1,830,105	555,486	1,419,734	700,426	578,601

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$(2,622)	$(246)	$144,187	$19,252	$44,868
Net realized gain (loss) on sales of investments	15,862	(566)	(64,891)	(426)	42,555
Distributions from capital gains	32,850	8,636	—	5,493	58,446
Net change in unrealized appreciation or depreciation of investments	28,015	(1,153)	120,370	17,654	188,912
Net increase (decrease) in net assets resulting from operations	74,105	6,671	199,666	41,973	334,781

Contract transactions
Contract purchase payments	10,354	6,465	18,222	76,657	1,221,229
Net transfers(1)	(17,995)	(20,595)	(115,896)	(2,562)	854,094
Transfers for policy loans	121	—	2,029	—	208
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,054)	(22)	(4,813)	(57)	(695)
Contract terminations:
Surrender benefits	(50,041)	(7,716)	(527,994)	(21,123)	(269,062)
Death benefits	(6,151)	—	(38,971)	—	—
Increase (decrease) from contract transactions	(64,766)	(21,868)	(667,423)	52,915	1,805,774
Net assets at beginning of year	711,200	129,718	4,271,350	223,808	3,631,746
Net assets at end of year	$720,539	$114,521	$3,803,593	$318,696	$5,772,301

Accumulation unit activity
Units outstanding at beginning of year	505,858	127,206	2,578,140	184,357	3,320,358
Contract purchase payments	7,435	6,905	11,777	63,458	1,082,503
Net transfers(1)	(10,108)	(21,041)	(78,476)	(2,553)	751,234
Transfers for policy loans	95	—	1,261	—	179
Contract charges	(787)	(22)	(3,046)	(49)	(609)
Contract terminations:
Surrender benefits	(38,464)	(8,682)	(332,323)	(16,308)	(231,285)
Death benefits	(5,060)	—	(25,678)	—	—
Units outstanding at end of year	458,969	104,366	2,151,655	228,905	4,922,380

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	37

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$(4,105)	$(2,124)	$129,334	$6,250	$16,510
Net realized gain (loss) on sales of investments	24,128	19	(58,774)	(8,875)	53,538
Distributions from capital gains	81,967	3,989	—	2,492	—
Net change in unrealized appreciation or depreciation of investments	139,398	56,164	(183,171)	(16,321)	198,847
Net increase (decrease) in net assets resulting from operations	241,388	58,048	(112,611)	(16,454)	268,895

Contract transactions
Contract purchase payments	6,483	2,673	99,898	4,368	121,935
Net transfers(1)	(407)	(1,796)	9,716	5,368	103,923
Transfers for policy loans	4,951	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(428)	(110)	(553)	(175)	(273)
Contract terminations:
Surrender benefits	(60,552)	(6,895)	(180,269)	(20,855)	(27,933)
Death benefits	—	—	(17,776)	(80)	(36,629)
Increase (decrease) from contract transactions	(49,953)	(6,128)	(88,984)	(11,374)	161,023
Net assets at beginning of year	910,048	257,060	1,794,686	435,499	690,691
Net assets at end of year	$1,101,483	$308,980	$1,593,091	$407,671	$1,120,609

Accumulation unit activity
Units outstanding at beginning of year	271,256	74,248	1,835,459	175,915	697,413
Contract purchase payments	1,798	847	108,091	2,266	112,731
Net transfers(1)	(74)	(347)	10,818	2,769	78,988
Transfers for policy loans	1,416	—	—	—	—
Contract charges	(123)	(34)	(593)	(95)	(204)
Contract terminations:
Surrender benefits	(17,505)	(1,964)	(194,407)	(10,616)	(21,405)
Death benefits	—	—	(19,877)	(35)	(43,056)
Units outstanding at end of year	256,768	72,750	1,739,491	170,204	824,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2
Operations
Investment income (loss) — net	$(378,676)	$(375,142)	$(351,545)	$(273,296)	$(88,110)
Net realized gain (loss) on sales of investments	2,134,731	2,362,539	1,175,135	1,149,820	87,939
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,232,371	3,466,200	1,851,356	1,326,311	642,176
Net increase (decrease) in net assets resulting from operations	4,988,426	5,453,597	2,674,946	2,202,835	642,005

Contract transactions
Contract purchase payments	906,003	854,163	1,837,409	89,770	842,877
Net transfers(1)	(823,423)	(1,286,626)	5,435,508	3,370,286	(39,479)
Transfers for policy loans	28,681	18,225	9,713	3,819	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(148,327)	(222,183)	(245,462)	(144,404)	(116,137)
Contract terminations:
Surrender benefits	(3,559,327)	(3,113,811)	(4,556,550)	(3,610,098)	(57,469)
Death benefits	(278,737)	—	(439,560)	(456,141)	(22,032)
Increase (decrease) from contract transactions	(3,875,130)	(3,750,232)	2,041,058	(746,768)	607,760
Net assets at beginning of year	40,400,588	42,749,195	32,225,419	27,972,623	8,465,025
Net assets at end of year	$41,513,884	$44,452,560	$36,941,423	$29,428,690	$9,714,790

Accumulation unit activity
Units outstanding at beginning of year	20,199,090	21,212,569	23,857,029	20,623,208	7,591,939
Contract purchase payments	554,166	432,110	1,313,467	65,787	770,026
Net transfers(1)	(489,190)	(602,480)	3,957,593	2,398,367	(20,822)
Transfers for policy loans	15,344	9,335	7,195	2,698	—
Contract charges	(74,717)	(112,139)	(177,658)	(104,292)	(106,628)
Contract terminations:
Surrender benefits	(1,831,134)	(1,572,968)	(3,315,245)	(2,593,292)	(53,939)
Death benefits	(134,200)	—	(319,649)	(331,852)	(19,852)
Units outstanding at end of year	18,239,359	19,366,427	25,322,732	20,060,624	8,160,724

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	39

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(169,761)	$(491,691)	$(1,053,810)	$(5,786,222)	$(10,169,727)
Net realized gain (loss) on sales of investments	157,520	1,270,172	1,992,008	8,326,267	18,882,695
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,596,729	2,698,851	7,049,793	57,026,958	80,487,593
Net increase (decrease) in net assets resulting from operations	1,584,488	3,477,332	7,987,991	59,567,003	89,200,561

Contract transactions
Contract purchase payments	2,823,857	545,301	2,458,338	39,634,855	29,356,450
Net transfers(1)	1,172,711	12,489,040	3,453,070	(427,354)	(10,360,323)
Transfers for policy loans	—	—	—	17,026	17,804
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(193,229)	(560,501)	(1,104,663)	(6,828,299)	(11,976,734)
Contract terminations:
Surrender benefits	(270,354)	(5,192,224)	(3,687,706)	(20,257,880)	(40,147,194)
Death benefits	(35,251)	(146,101)	(1,202,310)	(4,327,266)	(6,602,480)
Increase (decrease) from contract transactions	3,497,734	7,135,515	(83,271)	7,811,082	(39,712,477)
Net assets at beginning of year	15,063,506	42,316,952	98,805,064	582,691,332	1,004,402,696
Net assets at end of year	$20,145,728	$52,929,799	$106,709,784	$650,069,417	$1,053,890,780

Accumulation unit activity
Units outstanding at beginning of year	12,921,305	35,735,219	78,612,898	416,876,597	719,636,674
Contract purchase payments	2,456,313	445,845	1,930,589	28,663,033	21,192,451
Net transfers(1)	937,296	10,361,367	2,744,461	(901,686)	(7,584,685)
Transfers for policy loans	—	—	—	12,253	12,535
Contract charges	(165,483)	(462,190)	(872,164)	(4,913,636)	(8,555,672)
Contract terminations:
Surrender benefits	(226,950)	(4,229,476)	(2,887,776)	(14,846,911)	(28,948,964)
Death benefits	(30,170)	(118,674)	(938,846)	(3,352,097)	(4,850,794)
Units outstanding at end of year	15,892,311	41,732,091	78,589,162	421,537,553	690,901,545

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(4,581,911)	$(4,201,929)	$(1,777,427)	$(1,225,744)	$(892,288)
Net realized gain (loss) on sales of investments	16,477,406	30,752,931	10,852,878	13,834,250	3,279,813
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	39,072,172	21,321,737	12,810,881	2,345,518	6,205,051
Net increase (decrease) in net assets resulting from operations	50,967,667	47,872,739	21,886,332	14,954,024	8,592,576

Contract transactions
Contract purchase payments	19,418,718	998,639	6,841,744	1,076,318	4,258,278
Net transfers(1)	(49,394)	(10,395,225)	(9,112,244)	(8,418,324)	6,557,184
Transfers for policy loans	70,569	20,913	68,582	52,406	1,331
Adjustments to net assets allocated to contracts in payment period	(28,884)	—	(27,334)	—	(24,856)
Contract charges	(3,563,553)	(2,952,527)	(1,161,071)	(737,284)	(601,515)
Contract terminations:
Surrender benefits	(30,980,334)	(48,715,151)	(14,262,226)	(20,175,849)	(6,646,573)
Death benefits	(6,846,723)	(6,136,404)	(2,744,693)	(1,105,747)	(1,448,665)
Increase (decrease) from contract transactions	(21,979,601)	(67,179,755)	(20,397,242)	(29,308,480)	2,095,184
Net assets at beginning of year	453,343,099	474,915,928	188,683,695	146,514,203	84,861,594
Net assets at end of year	$482,331,165	$455,608,912	$190,172,785	$132,159,747	$95,549,354

Accumulation unit activity
Units outstanding at beginning of year	270,586,584	281,063,218	102,483,486	79,121,566	56,343,747
Contract purchase payments	11,525,238	586,428	3,716,894	589,829	2,764,041
Net transfers(1)	(49,084)	(6,210,124)	(5,017,116)	(4,676,148)	4,300,287
Transfers for policy loans	43,488	19,161	36,569	28,376	1,052
Contract charges	(2,111,009)	(1,744,963)	(631,747)	(403,642)	(392,062)
Contract terminations:
Surrender benefits	(18,171,942)	(28,793,782)	(7,519,211)	(10,852,814)	(4,328,737)
Death benefits	(4,197,529)	(3,638,212)	(1,545,098)	(597,652)	(958,733)
Units outstanding at end of year	257,625,746	241,281,726	91,523,777	63,209,515	57,729,595

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	41

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2
Operations
Investment income (loss) — net	$(809,843)	$(13,628)	$(26,576)	$(301,315)	$(1,887,957)
Net realized gain (loss) on sales of investments	4,525,517	189,430	243,421	202,055	1,585,735
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,131,710	34,087	(143,220)	1,763,392	10,727,050
Net increase (decrease) in net assets resulting from operations	7,847,384	209,889	73,625	1,664,132	10,424,828

Contract transactions
Contract purchase payments	183,520	6,676	33,997	2,458,852	40,178,708
Net transfers(1)	1,632,544	(83,380)	(5,302)	7,852,346	8,233,830
Transfers for policy loans	49,490	794	5,120	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(500,685)	(4,092)	(7,192)	(269,312)	(2,154,164)
Contract terminations:
Surrender benefits	(8,237,996)	(200,965)	(377,541)	(291,113)	(4,961,791)
Death benefits	(1,007,727)	(16,915)	(43,965)	(262,255)	(2,163,937)
Increase (decrease) from contract transactions	(7,880,854)	(297,882)	(394,883)	9,488,518	39,132,646
Net assets at beginning of year	86,069,598	1,680,669	3,803,879	23,725,154	164,705,065
Net assets at end of year	$86,036,128	$1,592,676	$3,482,621	$34,877,804	$214,262,539

Accumulation unit activity
Units outstanding at beginning of year	56,774,077	781,068	1,189,036	19,470,367	120,101,814
Contract purchase payments	120,103	3,247	14,286	2,017,877	30,767,465
Net transfers(1)	1,055,450	(37,084)	24,396	6,522,237	6,675,921
Transfers for policy loans	34,481	395	2,138	—	—
Contract charges	(325,976)	(1,968)	(2,751)	(220,789)	(1,623,387)
Contract terminations:
Surrender benefits	(5,376,195)	(96,833)	(147,022)	(238,654)	(3,738,517)
Death benefits	(658,439)	(8,484)	(17,836)	(228,962)	(1,601,477)
Units outstanding at end of year	51,623,501	640,341	1,062,247	27,322,076	150,581,819

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	VP US Flex Mod Gro, Cl 2	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2
Operations
Investment income (loss) — net	$(1,203,854)	$82,754	$(100,083)	$(378)	$19,751
Net realized gain (loss) on sales of investments	1,091,818	(220,574)	(785,244)	48,693	(396,553)
Distributions from capital gains	—	261,330	1,238,761	183,105	—
Net change in unrealized appreciation or depreciation of investments	5,886,094	742,199	1,991,845	104,899	362,299
Net increase (decrease) in net assets resulting from operations	5,774,058	865,709	2,345,279	336,319	(14,503)

Contract transactions
Contract purchase payments	14,757,747	87,583	94,127	36,218	9,261
Net transfers(1)	1,235,045	(427,991)	(932,440)	(2,664)	(89,774)
Transfers for policy loans	—	5,468	9,112	(36,916)	—
Adjustments to net assets allocated to contracts in payment period	—	(973)	(1,758)	—	(978)
Contract charges	(1,289,062)	(7,657)	(10,211)	(1,545)	(2,263)
Contract terminations:
Surrender benefits	(2,861,760)	(720,857)	(1,357,823)	(157,779)	(164,089)
Death benefits	(871,911)	(37,738)	(170,782)	(17,281)	(10,642)
Increase (decrease) from contract transactions	10,970,059	(1,102,165)	(2,369,775)	(179,967)	(258,485)
Net assets at beginning of year	112,219,915	8,296,820	13,264,853	2,251,000	1,592,436
Net assets at end of year	$128,964,032	$8,060,364	$13,240,357	$2,407,352	$1,319,448

Accumulation unit activity
Units outstanding at beginning of year	86,713,997	2,875,259	2,854,503	801,995	1,060,233
Contract purchase payments	11,588,675	33,930	21,716	12,370	7,158
Net transfers(1)	1,004,228	(160,868)	(216,682)	(1,064)	(103,405)
Transfers for policy loans	—	2,121	2,100	(11,322)	—
Contract charges	(1,012,711)	(2,752)	(2,294)	(527)	(1,856)
Contract terminations:
Surrender benefits	(2,217,160)	(283,532)	(332,708)	(55,230)	(126,943)
Death benefits	(701,040)	(14,480)	(35,433)	(5,587)	(9,260)
Units outstanding at end of year	95,375,989	2,449,678	2,291,202	740,635	825,927

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	43

Statement of Changes in Net Assets

Year ended December 31, 2020 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(44,207)	$16,765
Net realized gain (loss) on sales of investments	69,206	(6,105)
Distributions from capital gains	256,197	—
Net change in unrealized appreciation or depreciation of investments	1,823,867	23,977
Net increase (decrease) in net assets resulting from operations	2,105,063	34,637

Contract transactions
Contract purchase payments	184,036	25,099
Net transfers(1)	(54,888)	49,728
Transfers for policy loans	619	—
Adjustments to net assets allocated to contracts in payment period	—	—
Contract charges	(1,629)	(22)
Contract terminations:
Surrender benefits	(425,261)	(44,692)
Death benefits	(8,357)	(5,238)
Increase (decrease) from contract transactions	(305,480)	24,875
Net assets at beginning of year	4,181,247	624,967
Net assets at end of year	$5,980,830	$684,479

Accumulation unit activity
Units outstanding at beginning of year	1,187,238	520,208
Contract purchase payments	49,259	21,121
Net transfers(1)	(28,197)	39,125
Transfers for policy loans	164	—
Contract charges	(413)	(19)
Contract terminations:
Surrender benefits	(121,464)	(38,432)
Death benefits	(1,569)	(4,133)
Units outstanding at end of year	1,085,018	537,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$6,547	$(4,242)	$7,010	$(3,822)	$9,893
Net realized gain (loss) on sales of investments	1,987	36,248	133,527	(104,715)	(7,550)
Distributions from capital gains	1,049	33,382	508,402	—	—
Net change in unrealized appreciation or depreciation of investments	97,180	77,330	295,844	779,695	304,159
Net increase (decrease) in net assets resulting from operations	106,763	142,718	944,783	671,158	306,502

Contract transactions
Contract purchase payments	29,245	7,012	48,887	103,891	44,198
Net transfers(1)	108,623	(24,320)	(263,996)	(81,544)	(58,755)
Transfers for policy loans	—	142	(6,629)	(675)	152
Adjustments to net assets allocated to contracts in payment period	—	—	—	(2,917)	—
Contract charges	(157)	(624)	(2,659)	(6,228)	(669)
Contract terminations:
Surrender benefits	(4,124)	(52,506)	(331,495)	(400,195)	(125,167)
Death benefits	—	(280)	(118,844)	(46,287)	(15,748)
Increase (decrease) from contract transactions	133,587	(70,576)	(674,736)	(433,955)	(155,989)
Net assets at beginning of year	723,537	522,011	4,450,294	4,474,765	1,618,432
Net assets at end of year	$963,887	$594,153	$4,720,341	$4,711,968	$1,768,945

Accumulation unit activity
Units outstanding at beginning of year	636,883	304,302	1,983,642	3,299,519	2,032,933
Contract purchase payments	23,018	3,452	18,677	76,885	46,985
Net transfers(1)	89,846	(12,518)	(103,677)	(74,126)	(63,688)
Transfers for policy loans	—	75	(2,608)	(2,262)	159
Contract charges	(127)	(307)	(1,052)	(4,045)	(719)
Contract terminations:
Surrender benefits	(3,321)	(25,826)	(133,254)	(288,110)	(134,090)
Death benefits	—	(156)	(47,115)	(26,322)	(16,284)
Units outstanding at end of year	746,299	269,022	1,714,613	2,981,539	1,865,296

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	45

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	AC VP Intl, Cl I	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl I	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$(59)	$23,922	$(20,797)	$8,436	$4,787
Net realized gain (loss) on sales of investments	4,601	88,228	69,034	40,812	(37,652)
Distributions from capital gains	13,561	271,211	224,095	41,231	121,834
Net change in unrealized appreciation or depreciation of investments	45,946	226,911	328,326	60,691	417,168
Net increase (decrease) in net assets resulting from operations	64,049	610,272	600,658	151,170	506,137

Contract transactions
Contract purchase payments	2,747	50,425	17,049	4,492	315,407
Net transfers(1)	—	(171,902)	339,055	(34,121)	(594,482)
Transfers for policy loans	359	(1,300)	526	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(70)	(1,174)	(2,653)	(327)	(1,398)
Contract terminations:
Surrender benefits	(16,945)	(377,223)	(208,960)	(86,051)	(490,662)
Death benefits	(3,136)	(22,025)	(48,927)	(19,329)	(36,635)
Increase (decrease) from contract transactions	(17,045)	(523,199)	96,090	(135,336)	(807,770)
Net assets at beginning of year	240,438	2,381,782	1,752,457	639,276	3,465,682
Net assets at end of year	$287,442	$2,468,855	$2,449,205	$655,110	$3,164,049

Accumulation unit activity
Units outstanding at beginning of year	202,056	1,071,364	674,087	195,259	2,846,867
Contract purchase payments	1,950	19,224	5,538	1,214	236,724
Net transfers(1)	—	(70,822)	107,987	(8,942)	(448,561)
Transfers for policy loans	257	(289)	179	—	—
Contract charges	(50)	(463)	(843)	(89)	(1,055)
Contract terminations:
Surrender benefits	(12,221)	(142,455)	(66,552)	(23,307)	(372,209)
Death benefits	(2,413)	(8,133)	(15,959)	(5,339)	(28,252)
Units outstanding at end of year	189,579	868,426	704,437	158,796	2,233,514

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$4,857	$(356,178)	$(485)	$(37,546)	$(201,374)
Net realized gain (loss) on sales of investments	14,585	1,107,288	(6,052)	97,619	1,413,723
Distributions from capital gains	24,740	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	101,784	5,543,517	32,551	856,968	2,588,053
Net increase (decrease) in net assets resulting from operations	145,966	6,294,627	26,014	917,041	3,800,402

Contract transactions
Contract purchase payments	5,453	3,073,709	33,491	232,582	229,923
Net transfers(1)	(2,999)	(439,206)	(8,198)	(135,678)	(178,985)
Transfers for policy loans	(4,867)	20,598	—	(350)	22,112
Adjustments to net assets allocated to contracts in payment period	—	(23,118)	—	—	(23,580)
Contract charges	(632)	(11,254)	(39)	(504)	(18,265)
Contract terminations:
Surrender benefits	(87,073)	(2,666,898)	(8,094)	(146,798)	(1,816,808)
Death benefits	—	(345,497)	—	(10,508)	(365,775)
Increase (decrease) from contract transactions	(90,118)	(391,666)	17,160	(61,256)	(2,151,378)
Net assets at beginning of year	647,307	29,852,755	394,464	2,986,739	17,146,583
Net assets at end of year	$703,155	$35,755,716	$437,638	$3,842,524	$18,795,607

Accumulation unit activity
Units outstanding at beginning of year	386,557	15,368,388	761,842	1,877,859	7,617,853
Contract purchase payments	2,866	1,492,169	61,566	117,888	95,212
Net transfers(1)	(2,267)	(296,501)	(15,183)	(73,929)	(69,197)
Transfers for policy loans	(2,382)	9,200	—	(99)	5,605
Contract charges	(331)	(5,134)	(72)	(275)	(7,634)
Contract terminations:
Surrender benefits	(45,249)	(1,222,958)	(14,852)	(79,179)	(727,254)
Death benefits	—	(148,161)	—	(5,771)	(147,393)
Units outstanding at end of year	339,194	15,197,003	793,301	1,836,494	6,767,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	47

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(223,048)	$34,753	$(63,628)	$(39,436)	$73,724
Net realized gain (loss) on sales of investments	1,721,315	(1,668)	248,390	(153,749)	57
Distributions from capital gains	—	—	916,589	—	3,753
Net change in unrealized appreciation or depreciation of investments	3,139,934	55,013	888,585	584,405	(58)
Net increase (decrease) in net assets resulting from operations	4,638,201	88,098	1,989,936	391,220	77,476

Contract transactions
Contract purchase payments	277,125	24,037	107,667	25,362	169,628
Net transfers(1)	(293,264)	103,571	53,933	(92,517)	(337,188)
Transfers for policy loans	493	—	15,474	1,239	8,811
Adjustments to net assets allocated to contracts in payment period	(19,106)	—	(2,036)	(259)	(1,030)
Contract charges	(16,143)	(236)	(8,566)	(7,567)	(9,013)
Contract terminations:
Surrender benefits	(2,185,553)	(56,961)	(919,211)	(441,281)	(1,836,366)
Death benefits	(279,072)	—	(96,630)	(91,798)	(43,192)
Increase (decrease) from contract transactions	(2,515,520)	70,411	(849,369)	(606,821)	(2,048,350)
Net assets at beginning of year	21,438,031	764,159	7,015,733	4,203,806	10,666,479
Net assets at end of year	$23,560,712	$922,668	$8,156,300	$3,988,205	$8,695,605

Accumulation unit activity
Units outstanding at beginning of year	8,378,326	770,817	3,292,141	2,919,102	10,216,452
Contract purchase payments	94,874	23,018	47,416	16,320	164,068
Net transfers(1)	(67,158)	99,265	79,823	(63,695)	(399,011)
Transfers for policy loans	(256)	—	5,819	527	7,830
Contract charges	(5,968)	(220)	(3,478)	(5,137)	(8,700)
Contract terminations:
Surrender benefits	(782,405)	(53,777)	(391,376)	(281,833)	(1,769,355)
Death benefits	(91,793)	—	(35,671)	(69,712)	(37,790)
Units outstanding at end of year	7,525,620	839,103	2,994,674	2,515,572	8,173,494

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$377,482	$259,422	$363,001	$(34,476)	$(353,961)
Net realized gain (loss) on sales of investments	(20,450)	(130,804)	8,160	329,277	954,283
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	783,128	781,314	948,828	854,864	8,003,950
Net increase (decrease) in net assets resulting from operations	1,140,160	909,932	1,319,989	1,149,665	8,604,272

Contract transactions
Contract purchase payments	53,369	43,957	152,032	21,877	9,611,008
Net transfers(1)	(333,946)	174,334	288,919	(123,224)	3,539,967
Transfers for policy loans	2,615	(6,121)	(751)	2,112	(30,902)
Adjustments to net assets allocated to contracts in payment period	(4,229)	(1,761)	(11,495)	—	—
Contract charges	(4,210)	(10,555)	(24,761)	(4,209)	(7,106)
Contract terminations:
Surrender benefits	(1,084,311)	(563,390)	(2,148,487)	(318,205)	(2,001,641)
Death benefits	(137,749)	(168,666)	(322,537)	(85,696)	(162,025)
Increase (decrease) from contract transactions	(1,508,461)	(532,202)	(2,067,080)	(507,345)	10,949,301
Net assets at beginning of year	7,840,784	6,178,382	17,104,457	3,507,320	23,996,757
Net assets at end of year	$7,472,483	$6,556,112	$16,357,366	$4,149,640	$43,550,330

Accumulation unit activity
Units outstanding at beginning of year	3,159,487	3,174,001	10,002,328	2,674,666	11,390,823
Contract purchase payments	21,318	20,756	83,261	14,711	3,973,598
Net transfers(1)	(121,308)	83,180	156,504	(59,808)	1,616,446
Transfers for policy loans	1,010	(2,997)	(427)	1,520	(15,532)
Contract charges	(1,558)	(4,906)	(14,180)	(2,572)	(2,961)
Contract terminations:
Surrender benefits	(407,113)	(266,075)	(1,201,151)	(193,853)	(787,921)
Death benefits	(52,808)	(80,309)	(187,409)	(54,999)	(61,777)
Units outstanding at end of year	2,599,028	2,923,650	8,838,926	2,379,665	16,112,676

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	49

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$33,378	$13,813	$(40,778)	$34,445	$(8,036)
Net realized gain (loss) on sales of investments	(4,084)	13,604	315,177	31,777	79,832
Distributions from capital gains	—	—	—	571,564	—
Net change in unrealized appreciation or depreciation of investments	147,760	99,055	719,742	196,828	114,088
Net increase (decrease) in net assets resulting from operations	177,054	126,472	994,141	834,614	185,884

Contract transactions
Contract purchase payments	205,965	41,616	75,821	73,484	16,825
Net transfers(1)	286,868	108,333	62,309	(208,082)	70,499
Transfers for policy loans	183	(2,767)	3,029	5,120	(837)
Adjustments to net assets allocated to contracts in payment period	—	—	(2,315)	(4,417)	—
Contract charges	(1,186)	(147)	(1,428)	(1,942)	(478)
Contract terminations:
Surrender benefits	(730,522)	(54,469)	(414,358)	(339,650)	(176,772)
Death benefits	(13,079)	—	(27,397)	(97,109)	—
Increase (decrease) from contract transactions	(251,771)	92,566	(304,339)	(572,596)	(90,763)
Net assets at beginning of year	2,989,967	534,803	3,050,084	3,722,278	782,179
Net assets at end of year	$2,915,250	$753,841	$3,739,886	$3,984,296	$877,300

Accumulation unit activity
Units outstanding at beginning of year	2,819,191	519,638	1,561,512	2,779,810	369,264
Contract purchase payments	187,731	35,988	29,590	48,447	6,876
Net transfers(1)	247,459	113,132	18,618	(145,106)	29,483
Transfers for policy loans	184	(2,235)	1,496	3,394	(302)
Contract charges	(1,083)	(130)	(593)	(1,305)	(199)
Contract terminations:
Surrender benefits	(653,684)	(46,298)	(170,738)	(222,723)	(75,629)
Death benefits	(11,589)	—	(12,095)	(69,725)	—
Units outstanding at end of year	2,588,209	620,095	1,427,790	2,392,792	329,493

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(17,985)	$(13,325)	$58,153	$(98)	$104,807
Net realized gain (loss) on sales of investments	125,038	133,491	8,511	(78,777)	(219,091)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	391,853	110,264	118,322	114,473	432,775
Net increase (decrease) in net assets resulting from operations	498,906	230,430	184,986	35,598	318,491

Contract transactions
Contract purchase payments	23,139	14,761	34,283	15,348	12,580
Net transfers(1)	(95,154)	(61,763)	172,894	(18,053)	(139,970)
Transfers for policy loans	1,564	109	(4,463)	1,797	(5,185)
Adjustments to net assets allocated to contracts in payment period	—	(325)	(2,520)	—	—
Contract charges	(1,532)	(976)	(2,266)	(477)	(13,361)
Contract terminations:
Surrender benefits	(140,981)	(203,052)	(348,611)	(61,903)	(493,220)
Death benefits	(1,118)	(25)	(99,531)	(3,634)	(159,549)
Increase (decrease) from contract transactions	(214,082)	(251,271)	(250,214)	(66,922)	(798,705)
Net assets at beginning of year	1,725,140	1,455,367	3,341,739	642,320	4,817,019
Net assets at end of year	$2,009,964	$1,434,526	$3,276,511	$610,996	$4,336,805

Accumulation unit activity
Units outstanding at beginning of year	817,211	587,103	2,504,570	1,404,795	3,337,308
Contract purchase payments	9,287	5,124	23,891	32,093	8,226
Net transfers(1)	(37,575)	(23,762)	125,420	(36,443)	(93,714)
Transfers for policy loans	612	(17)	(3,190)	3,712	(3,286)
Contract charges	(608)	(353)	(1,661)	(1,026)	(8,670)
Contract terminations:
Surrender benefits	(57,548)	(73,845)	(248,366)	(130,473)	(323,909)
Death benefits	(428)	(9)	(75,289)	(7,765)	(107,380)
Units outstanding at end of year	730,951	494,241	2,325,375	1,264,893	2,808,575

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	51

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	DWS Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$19,055	$(58,577)	$(8,178)	$(5,478)	$15,969
Net realized gain (loss) on sales of investments	(986)	459,753	68,358	2,524	(7,634)
Distributions from capital gains	6,116	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	161,780	1,281,785	149,578	61,526	68,654
Net increase (decrease) in net assets resulting from operations	185,965	1,682,961	209,758	58,572	76,989

Contract transactions
Contract purchase payments	354,807	50,800	12,940	199,335	29,686
Net transfers(1)	229,740	(333,366)	(10,051)	825,851	(4,807)
Transfers for policy loans	448	3,123	(638)	2,155	219
Adjustments to net assets allocated to contracts in payment period	—	—	(1,202)	—	—
Contract charges	(181)	(7,064)	(744)	(1,705)	(97)
Contract terminations:
Surrender benefits	(88,625)	(609,845)	(134,312)	(214,088)	(147,991)
Death benefits	—	(87,445)	—	—	(7,715)
Increase (decrease) from contract transactions	496,189	(983,797)	(134,007)	811,548	(130,705)
Net assets at beginning of year	1,007,434	5,808,133	843,214	2,370,327	621,366
Net assets at end of year	$1,689,588	$6,507,297	$918,965	$3,240,447	$567,650

Accumulation unit activity
Units outstanding at beginning of year	975,605	4,307,206	345,484	2,406,349	670,470
Contract purchase payments	313,395	32,035	4,726	198,517	29,860
Net transfers(1)	210,185	(203,974)	(4,400)	832,627	(5,151)
Transfers for policy loans	397	2,032	(199)	2,127	217
Contract charges	(161)	(4,427)	(261)	(1,693)	(96)
Contract terminations:
Surrender benefits	(79,540)	(379,153)	(49,699)	(212,376)	(146,449)
Death benefits	—	(56,982)	—	—	(7,566)
Units outstanding at end of year	1,419,881	3,696,737	295,651	3,225,551	541,285

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$207,187	$(222,831)	$27,266	$(1,805)	$1,893
Net realized gain (loss) on sales of investments	(30,396)	394,244	30,068	16,227	8,966
Distributions from capital gains	—	3,282,218	86,378	193,045	9,449
Net change in unrealized appreciation or depreciation of investments	199,764	3,844,014	119,626	140,366	37,437
Net increase (decrease) in net assets resulting from operations	376,555	7,297,645	263,338	347,833	57,745

Contract transactions
Contract purchase payments	37,110	2,269,995	3,647	10,678	2,926
Net transfers(1)	(745,985)	(2,619,912)	97	(8,400)	(1,476)
Transfers for policy loans	(806)	(3,954)	(2,751)	213	—
Adjustments to net assets allocated to contracts in payment period	(556)	(9,527)	—	—	—
Contract charges	(5,592)	(12,438)	(353)	(686)	(80)
Contract terminations:
Surrender benefits	(636,426)	(2,126,576)	(99,821)	(158,381)	(29,360)
Death benefits	(194,323)	(225,078)	(4,145)	(34,466)	(7,233)
Increase (decrease) from contract transactions	(1,546,578)	(2,727,490)	(103,326)	(191,042)	(35,223)
Net assets at beginning of year	6,701,065	25,491,607	969,120	1,603,574	235,255
Net assets at end of year	$5,531,042	$30,061,762	$1,129,132	$1,760,365	$257,777

Accumulation unit activity
Units outstanding at beginning of year	4,898,000	12,389,629	487,312	442,821	171,947
Contract purchase payments	25,850	934,932	1,572	2,523	1,828
Net transfers(1)	(536,113)	(1,112,109)	48	(1,992)	(2,013)
Transfers for policy loans	(526)	(1,289)	(1,255)	50	—
Contract charges	(3,921)	(5,103)	(155)	(166)	(51)
Contract terminations:
Surrender benefits	(443,836)	(878,468)	(45,291)	(37,581)	(18,935)
Death benefits	(137,355)	(95,491)	(1,886)	(8,357)	(4,744)
Units outstanding at end of year	3,802,099	11,232,101	440,345	397,298	148,032

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	53

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$149,968	$64,887	$110,233	$5,083	$(6,825)
Net realized gain (loss) on sales of investments	(11,652)	8,812	(7,990)	(217,880)	17,215
Distributions from capital gains	47,404	76,147	42,034	1,283,535	248,518
Net change in unrealized appreciation or depreciation of investments	226,303	557,913	203,820	664,498	1,485,115
Net increase (decrease) in net assets resulting from operations	412,023	707,759	348,097	1,735,236	1,744,023

Contract transactions
Contract purchase payments	1,158,662	48,860	688,741	499,721	60,734
Net transfers(1)	1,223,994	(120,571)	203,193	(439,108)	(160,459)
Transfers for policy loans	6,058	(8,402)	92	(3,034)	150
Adjustments to net assets allocated to contracts in payment period	—	(916)	—	—	(2,616)
Contract charges	(826)	(2,961)	(516)	(3,252)	(6,213)
Contract terminations:
Surrender benefits	(235,796)	(422,682)	(191,271)	(762,521)	(423,502)
Death benefits	(22,891)	(113,254)	(105,573)	(47,480)	(102,067)
Increase (decrease) from contract transactions	2,129,201	(619,926)	594,666	(755,674)	(633,973)
Net assets at beginning of year	4,187,199	3,502,419	2,239,287	7,234,598	5,944,090
Net assets at end of year	$6,728,423	$3,590,252	$3,182,050	$8,214,160	$7,054,140

Accumulation unit activity
Units outstanding at beginning of year	3,920,685	1,921,323	1,898,973	2,562,392	1,530,251
Contract purchase payments	1,011,509	23,898	530,756	167,409	12,960
Net transfers(1)	1,061,298	(80,107)	154,677	(107,780)	(32,880)
Transfers for policy loans	5,396	(3,138)	70	(43)	(93)
Contract charges	(729)	(1,384)	(399)	(927)	(1,349)
Contract terminations:
Surrender benefits	(206,859)	(211,760)	(149,081)	(210,684)	(93,112)
Death benefits	(20,235)	(46,050)	(80,779)	(20,864)	(22,563)
Units outstanding at end of year	5,771,065	1,602,782	2,354,217	2,389,503	1,393,214

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco Opp VI Global, Ser II	Inves Opp VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$4,501	$(1,644)	$14,246	$(25,950)	$267,416
Net realized gain (loss) on sales of investments	(1,804)	(236)	69,812	80,183	(91,468)
Distributions from capital gains	—	8,343	148,883	975,462	—
Net change in unrealized appreciation or depreciation of investments	13,242	72,205	657,675	704,396	835,414
Net increase (decrease) in net assets resulting from operations	15,939	78,668	890,616	1,734,091	1,011,362

Contract transactions
Contract purchase payments	75,895	740	31,312	252,820	149,876
Net transfers(1)	(355)	7,085	(95,686)	(70,766)	(176,996)
Transfers for policy loans	—	—	215	(890)	8,726
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(12,021)
Contract charges	(56)	(83)	(6,846)	(1,324)	(14,395)
Contract terminations:
Surrender benefits	(9,895)	(14,298)	(336,020)	(536,100)	(1,099,469)
Death benefits	—	—	(42,770)	(68,036)	(217,725)
Increase (decrease) from contract transactions	65,589	(6,556)	(449,795)	(424,296)	(1,362,004)
Net assets at beginning of year	200,025	336,089	3,841,115	5,852,906	11,113,552
Net assets at end of year	$281,553	$408,201	$4,281,936	$7,162,701	$10,762,910

Accumulation unit activity
Units outstanding at beginning of year	230,595	123,597	1,833,762	2,869,257	7,460,288
Contract purchase payments	83,240	233	13,381	105,959	96,754
Net transfers(1)	(966)	1,954	(33,420)	(29,907)	(112,946)
Transfers for policy loans	—	—	93	(347)	5,216
Contract charges	(62)	(27)	(2,692)	(543)	(8,929)
Contract terminations:
Surrender benefits	(10,574)	(4,416)	(142,533)	(212,828)	(688,741)
Death benefits	—	—	(18,413)	(28,801)	(137,015)
Units outstanding at end of year	302,233	121,341	1,650,178	2,702,790	6,614,627

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	55

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Inves Opp VI Mn St Sm Cap, Ser II	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$(39,011)	$(3,067)	$(8,482)	$39,199	$(13,999)
Net realized gain (loss) on sales of investments	(22,037)	3,053	(4,709)	83,574	5,807
Distributions from capital gains	353,901	49,352	—	644,120	38,559
Net change in unrealized appreciation or depreciation of investments	542,337	51,858	111,981	279,669	380,008
Net increase (decrease) in net assets resulting from operations	835,190	101,196	98,790	1,046,562	410,375

Contract transactions
Contract purchase payments	808,855	4,279	132,192	38,159	20,562
Net transfers(1)	38,000	(46)	76,288	(59,714)	80,152
Transfers for policy loans	(4,811)	—	—	4,728	3,402
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,688)
Contract charges	(1,148)	(121)	(175)	(11,575)	(1,133)
Contract terminations:
Surrender benefits	(427,220)	(7,383)	(18,821)	(288,651)	(199,794)
Death benefits	(11,294)	—	—	(79,927)	(34,173)
Increase (decrease) from contract transactions	402,382	(3,271)	189,484	(396,980)	(134,672)
Net assets at beginning of year	3,256,903	284,520	648,376	4,539,620	1,401,525
Net assets at end of year	$4,494,475	$382,445	$936,650	$5,189,202	$1,677,228

Accumulation unit activity
Units outstanding at beginning of year	1,433,723	154,565	601,610	2,318,971	619,137
Contract purchase payments	303,698	1,973	114,898	17,215	8,159
Net transfers(1)	18,860	(3)	63,660	(27,168)	32,785
Transfers for policy loans	(1,817)	—	—	1,937	1,388
Contract charges	(436)	(57)	(147)	(5,122)	(449)
Contract terminations:
Surrender benefits	(159,913)	(3,202)	(16,034)	(130,267)	(80,146)
Death benefits	(4,512)	—	—	(34,735)	(14,075)
Units outstanding at end of year	1,589,603	153,276	763,987	2,140,831	566,799

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Invesco VI Intl Gro, Ser II	Ivy VIP Asset Strategy, Cl II	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Serv
Operations
Investment income (loss) — net	$8,870	$6,055	$26,433	$(7,064)	$19,163
Net realized gain (loss) on sales of investments	106,897	(4,595)	35,379	35,048	632
Distributions from capital gains	184,543	21,970	103,884	53,380	—
Net change in unrealized appreciation or depreciation of investments	414,871	69,483	612,207	163,265	52,450
Net increase (decrease) in net assets resulting from operations	715,181	92,913	777,903	244,629	72,245

Contract transactions
Contract purchase payments	57,484	139,196	1,363,289	2,717	205,870
Net transfers(1)	(469,726)	(9,261)	1,291,154	20,453	255,640
Transfers for policy loans	—	—	112	842	455
Adjustments to net assets allocated to contracts in payment period	(5,317)	—	—	—	—
Contract charges	(2,804)	(217)	(1,095)	(253)	(168)
Contract terminations:
Surrender benefits	(214,082)	(23,101)	(569,342)	(69,873)	(49,198)
Death benefits	(31,702)	—	(31,687)	(1,408)	(7,291)
Increase (decrease) from contract transactions	(666,147)	106,617	2,052,431	(47,522)	405,308
Net assets at beginning of year	2,908,906	419,752	3,078,762	739,671	744,917
Net assets at end of year	$2,957,940	$619,282	$5,909,096	$936,778	$1,222,470

Accumulation unit activity
Units outstanding at beginning of year	1,853,651	388,355	3,110,503	453,435	731,469
Contract purchase payments	32,450	113,661	1,218,110	1,346	193,078
Net transfers(1)	(265,976)	(7,499)	1,148,087	9,245	238,873
Transfers for policy loans	167	—	100	432	419
Contract charges	(1,581)	(177)	(997)	(126)	(158)
Contract terminations:
Surrender benefits	(124,914)	(19,222)	(504,136)	(35,107)	(46,098)
Death benefits	(17,726)	—	(28,082)	(738)	(6,774)
Units outstanding at end of year	1,476,071	475,118	4,943,585	428,487	1,110,809

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	57

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(7,909)	$9,399	$(20,516)	$(3,936)	$(18,896)
Net realized gain (loss) on sales of investments	82,304	(42,569)	147,712	2,219	106,256
Distributions from capital gains	70,445	—	329,682	588	276,383
Net change in unrealized appreciation or depreciation of investments	194,127	257,392	429,837	56,789	713,865
Net increase (decrease) in net assets resulting from operations	338,967	224,222	886,715	55,660	1,077,608

Contract transactions
Contract purchase payments	1,205	19,158	79,658	51,930	35,112
Net transfers(1)	44,404	(20,207)	(188,506)	82,456	(192,717)
Transfers for policy loans	(927)	(2,695)	(2,562)	—	(2,488)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(179)	(407)	(4,850)	(278)	(2,074)
Contract terminations:
Surrender benefits	(123,972)	(134,763)	(292,626)	(5,068)	(399,420)
Death benefits	(1,264)	(26,623)	(44,216)	—	(2,948)
Increase (decrease) from contract transactions	(80,733)	(165,537)	(453,102)	129,040	(564,535)
Net assets at beginning of year	794,042	957,733	2,749,146	288,541	2,996,597
Net assets at end of year	$1,052,276	$1,016,418	$3,182,759	$473,241	$3,509,670

Accumulation unit activity
Units outstanding at beginning of year	516,836	714,079	1,438,185	226,966	2,310,595
Contract purchase payments	632	12,574	34,684	37,504	22,419
Net transfers(1)	24,907	(13,261)	(82,273)	58,579	(118,753)
Transfers for policy loans	(470)	(1,847)	(1,109)	—	(1,121)
Contract charges	(93)	(274)	(2,086)	(200)	(1,327)
Contract terminations:
Surrender benefits	(56,905)	(80,404)	(125,263)	(3,551)	(254,019)
Death benefits	(719)	(19,463)	(18,549)	—	(1,945)
Units outstanding at end of year	484,188	611,404	1,243,589	319,298	1,955,849

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$(15,071)	$160,356	$(20,611)	$22,461	$(5,320)
Net realized gain (loss) on sales of investments	28,785	155,240	39,651	32,641	20,130
Distributions from capital gains	362,205	17,193	296,499	63,119	27,963
Net change in unrealized appreciation or depreciation of investments	216,022	831,681	297,100	71,066	120,682
Net increase (decrease) in net assets resulting from operations	591,941	1,164,470	612,639	189,287	163,455

Contract transactions
Contract purchase payments	22,263	500,162	319,880	13,823	11,327
Net transfers(1)	(4,433)	286,065	(29,230)	(92,109)	(72,117)
Transfers for policy loans	481	866	142	1,320	213
Adjustments to net assets allocated to contracts in payment period	—	(4,504)	—	—	—
Contract charges	(928)	(3,076)	(872)	(1,295)	(1,152)
Contract terminations:
Surrender benefits	(168,272)	(428,537)	(136,717)	(162,224)	(51,462)
Death benefits	(10,884)	(138,442)	(82,913)	(7,458)	(500)
Increase (decrease) from contract transactions	(161,773)	212,534	70,290	(247,943)	(113,691)
Net assets at beginning of year	1,519,153	4,919,892	1,583,792	1,157,510	661,436
Net assets at end of year	$1,949,321	$6,296,896	$2,266,721	$1,098,854	$711,200

Accumulation unit activity
Units outstanding at beginning of year	689,056	1,687,100	683,139	847,827	595,410
Contract purchase payments	8,097	167,128	109,837	8,932	8,612
Net transfers(1)	(998)	142,253	(9,654)	(58,228)	(57,279)
Transfers for policy loans	180	262	48	856	176
Contract charges	(339)	(886)	(286)	(844)	(897)
Contract terminations:
Surrender benefits	(60,077)	(130,300)	(42,783)	(105,564)	(39,758)
Death benefits	(4,071)	(41,135)	(30,769)	(4,821)	(406)
Units outstanding at end of year	631,848	1,824,422	709,532	688,158	505,858

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	59

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	NB AMT US Eq Index PW Strat, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Sus Leaders, Cl IB
Operations
Investment income (loss) — net	$(1,230)	$78,759	$2,185	$45,856	$(3,539)
Net realized gain (loss) on sales of investments	1,025	(27,937)	(968)	924	22,096
Distributions from capital gains	—	—	—	—	124,799
Net change in unrealized appreciation or depreciation of investments	16,805	397,257	25,426	106,816	112,303
Net increase (decrease) in net assets resulting from operations	16,600	448,079	26,643	153,596	255,659

Contract transactions
Contract purchase payments	17,421	206,407	77,403	584,609	5,596
Net transfers(1)	(46,791)	(191,408)	(15,917)	1,105,236	(10,841)
Transfers for policy loans	—	(1,590)	—	183	(5,442)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(21)	(5,246)	(53)	(404)	(477)
Contract terminations:
Surrender benefits	(1,980)	(583,862)	(1,337)	(47,205)	(83,923)
Death benefits	—	(113,701)	(23,503)	(22,221)	(773)
Increase (decrease) from contract transactions	(31,371)	(689,400)	36,593	1,620,198	(95,860)
Net assets at beginning of year	144,489	4,512,671	160,572	1,857,952	750,249
Net assets at end of year	$129,718	$4,271,350	$223,808	$3,631,746	$910,048

Accumulation unit activity
Units outstanding at beginning of year	161,524	3,010,295	152,714	1,805,403	302,403
Contract purchase payments	17,947	133,568	67,513	543,138	1,867
Net transfers(1)	(50,318)	(122,925)	(13,851)	1,035,105	(3,560)
Transfers for policy loans	—	(992)	—	169	(1,747)
Contract charges	(22)	(3,275)	(47)	(384)	(158)
Contract terminations:
Surrender benefits	(1,925)	(366,486)	(1,094)	(42,206)	(27,284)
Death benefits	—	(72,045)	(20,878)	(20,867)	(265)
Units outstanding at end of year	127,206	2,578,140	184,357	3,320,358	271,256

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave VST FFI Strat	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(2,270)	$100,039	$(2,802)	$(6,679)	$(424,306)
Net realized gain (loss) on sales of investments	368	(15,003)	(8,027)	5,882	5,049,200
Distributions from capital gains	22,881	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,339	(70,222)	59,298	204,068	3,323,444
Net increase (decrease) in net assets resulting from operations	42,318	14,814	48,469	203,271	7,948,338

Contract transactions
Contract purchase payments	2,544	262,980	8,203	27,222	2,545,364
Net transfers(1)	(2,084)	154,938	8,215	(71,705)	(8,378,952)
Transfers for policy loans	—	—	—	84	(11,861)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(112)	(574)	(231)	(138)	(164,268)
Contract terminations:
Surrender benefits	(22,384)	(158,336)	(66,340)	(26,515)	(4,452,119)
Death benefits	—	(29,256)	(6,632)	(3,894)	(114,019)
Increase (decrease) from contract transactions	(22,036)	229,752	(56,785)	(74,946)	(10,575,855)
Net assets at beginning of year	236,778	1,550,120	443,815	562,366	43,028,105
Net assets at end of year	$257,060	$1,794,686	$435,499	$690,691	$40,400,588

Accumulation unit activity
Units outstanding at beginning of year	81,055	1,598,622	199,994	779,035	25,841,584
Contract purchase payments	774	272,417	3,337	33,047	1,351,872
Net transfers(1)	(683)	156,804	3,569	(79,559)	(4,481,009)
Transfers for policy loans	—	—	—	109	(7,650)
Contract charges	(35)	(577)	(96)	(158)	(88,588)
Contract terminations:
Surrender benefits	(6,863)	(162,404)	(27,806)	(30,792)	(2,354,896)
Death benefits	—	(29,403)	(3,083)	(4,269)	(62,223)
Units outstanding at end of year	74,248	1,835,459	175,915	697,413	20,199,090

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	61

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2
Operations
Investment income (loss) — net	$(401,924)	$(334,767)	$(287,463)	$(65,640)	$(115,205)
Net realized gain (loss) on sales of investments	3,496,854	1,294,006	1,454,733	5,968	1,161
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,002,324	1,917,164	1,536,437	907,679	1,736,895
Net increase (decrease) in net assets resulting from operations	8,097,254	2,876,403	2,703,707	848,007	1,622,851

Contract transactions
Contract purchase payments	799,161	1,246,075	76,871	2,587,335	5,112,477
Net transfers(1)	(3,108,538)	1,964,741	84,853	823,905	776,299
Transfers for policy loans	(6,787)	9,519	7,257	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(237,690)	(214,602)	(153,151)	(63,445)	(107,101)
Contract terminations:
Surrender benefits	(4,385,971)	(2,892,252)	(4,695,053)	(21,351)	(258,743)
Death benefits	(474,793)	(1,258,159)	(647,144)	—	—
Increase (decrease) from contract transactions	(7,414,618)	(1,144,678)	(5,326,367)	3,326,444	5,522,932
Net assets at beginning of year	42,066,559	30,493,694	30,595,283	4,290,574	7,917,723
Net assets at end of year	$42,749,195	$32,225,419	$27,972,623	$8,465,025	$15,063,506

Accumulation unit activity
Units outstanding at beginning of year	25,161,509	24,777,703	24,732,796	4,420,395	7,951,817
Contract purchase payments	423,953	964,678	59,267	2,468,897	4,635,887
Net transfers(1)	(1,655,455)	1,473,343	29,237	782,395	663,576
Transfers for policy loans	(3,075)	7,242	5,429	—	—
Contract charges	(127,935)	(164,163)	(116,756)	(59,632)	(96,607)
Contract terminations:
Surrender benefits	(2,334,216)	(2,216,626)	(3,595,812)	(20,116)	(233,368)
Death benefits	(252,212)	(985,148)	(490,953)	—	—
Units outstanding at end of year	21,212,569	23,857,029	20,623,208	7,591,939	12,921,305

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(411,918)	$(941,400)	$(5,501,109)	$(10,128,292)	$(4,530,263)
Net realized gain (loss) on sales of investments	356,385	766,650	8,306,020	17,159,876	16,474,228
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,932,027	10,734,271	81,705,313	127,106,307	48,318,598
Net increase (decrease) in net assets resulting from operations	3,876,494	10,559,521	84,510,224	134,137,891	60,262,563

Contract transactions
Contract purchase payments	1,045,001	4,115,619	47,624,907	42,808,870	24,546,288
Net transfers(1)	8,785,844	7,893,276	(9,600,029)	(21,645,284)	8,420,352
Transfers for policy loans	—	—	13,950	(4,267)	19,846
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(30,257)
Contract charges	(432,686)	(942,569)	(6,316,992)	(11,660,812)	(3,518,414)
Contract terminations:
Surrender benefits	(2,856,249)	(3,557,861)	(24,495,783)	(40,250,021)	(37,066,615)
Death benefits	(711,783)	(661,222)	(3,904,311)	(6,171,175)	(7,494,411)
Increase (decrease) from contract transactions	5,830,127	6,847,243	3,321,742	(36,922,689)	(15,123,211)
Net assets at beginning of year	32,610,331	81,398,300	494,859,366	907,187,494	408,203,747
Net assets at end of year	$42,316,952	$98,805,064	$582,691,332	$1,004,402,696	$453,343,099

Accumulation unit activity
Units outstanding at beginning of year	30,501,848	73,073,376	415,534,550	747,685,309	280,023,501
Contract purchase payments	912,308	3,375,799	35,802,048	32,435,524	15,416,242
Net transfers(1)	7,861,958	6,458,228	(7,574,521)	(16,424,225)	5,398,708
Transfers for policy loans	—	—	10,495	(2,917)	10,138
Contract charges	(380,311)	(782,709)	(4,788,035)	(8,784,810)	(2,208,110)
Contract terminations:
Surrender benefits	(2,534,058)	(2,964,730)	(19,059,814)	(30,588,244)	(23,299,353)
Death benefits	(626,526)	(547,066)	(3,048,126)	(4,683,963)	(4,754,542)
Units outstanding at end of year	35,735,219	78,612,898	416,876,597	719,636,674	270,586,584

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	63

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(4,682,943)	$(1,887,467)	$(1,434,742)	$(852,142)	$(871,716)
Net realized gain (loss) on sales of investments	34,553,137	10,545,246	14,221,971	3,457,281	5,227,806
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	39,176,623	21,743,896	12,281,246	6,845,899	6,124,274
Net increase (decrease) in net assets resulting from operations	69,046,817	30,401,675	25,068,475	9,451,038	10,480,364

Contract transactions
Contract purchase payments	1,486,655	7,931,883	1,310,160	3,295,105	333,999
Net transfers(1)	(4,687,664)	(13,599,716)	(6,788,251)	5,261,601	1,360,900
Transfers for policy loans	14,784	73,804	89,460	7,765	(22,339)
Adjustments to net assets allocated to contracts in payment period	—	(27,120)	—	(24,552)	—
Contract charges	(3,327,831)	(1,272,788)	(933,836)	(577,691)	(533,012)
Contract terminations:
Surrender benefits	(70,508,280)	(16,550,496)	(24,426,381)	(8,880,262)	(12,720,379)
Death benefits	(4,394,184)	(1,497,787)	(892,428)	(2,122,806)	(2,311,122)
Increase (decrease) from contract transactions	(81,416,520)	(24,942,220)	(31,641,276)	(3,040,840)	(13,891,953)
Net assets at beginning of year	487,285,631	183,224,240	153,087,004	78,451,396	89,481,187
Net assets at end of year	$474,915,928	$188,683,695	$146,514,203	$84,861,594	$86,069,598

Accumulation unit activity
Units outstanding at beginning of year	331,808,735	117,098,446	97,240,718	58,559,155	66,311,411
Contract purchase payments	924,697	4,582,829	751,728	2,307,448	232,459
Net transfers(1)	(2,952,864)	(7,975,015)	(3,892,909)	3,480,237	921,146
Transfers for policy loans	8,962	42,278	51,569	5,564	(15,252)
Contract charges	(2,078,743)	(736,472)	(536,455)	(398,649)	(366,658)
Contract terminations:
Surrender benefits	(43,905,356)	(9,644,416)	(13,982,561)	(6,134,694)	(8,747,528)
Death benefits	(2,742,213)	(884,164)	(510,524)	(1,475,314)	(1,561,501)
Units outstanding at end of year	281,063,218	102,483,486	79,121,566	56,343,747	56,774,077

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(14,990)	$(33,342)	$(182,292)	$(1,288,344)	$(922,757)
Net realized gain (loss) on sales of investments	123,713	231,995	75,339	378,341	380,895
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	251,488	438,121	2,188,395	21,545,045	13,446,350
Net increase (decrease) in net assets resulting from operations	360,211	636,774	2,081,442	20,635,042	12,904,488

Contract transactions
Contract purchase payments	8,521	36,682	2,945,344	44,129,121	21,385,630
Net transfers(1)	(37,733)	(63,921)	9,198,513	18,290,439	15,222,066
Transfers for policy loans	(2,202)	1,309	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(4,476)	(7,427)	(157,474)	(1,317,913)	(926,944)
Contract terminations:
Surrender benefits	(118,976)	(304,377)	(602,016)	(1,875,948)	(1,806,016)
Death benefits	(3,793)	(24,087)	—	(287,316)	(141,306)
Increase (decrease) from contract transactions	(158,659)	(361,821)	11,384,367	58,938,383	33,733,430
Net assets at beginning of year	1,479,117	3,528,926	10,259,345	85,131,640	65,581,997
Net assets at end of year	$1,680,669	$3,803,879	$23,725,154	$164,705,065	$112,219,915

Accumulation unit activity
Units outstanding at beginning of year	860,469	1,305,287	9,569,967	73,876,650	58,990,218
Contract purchase payments	4,323	13,209	2,508,967	34,493,389	17,574,521
Net transfers(1)	(18,278)	(17,960)	8,037,736	14,447,144	12,490,450
Transfers for policy loans	(980)	263	—	—	—
Contract charges	(2,256)	(2,519)	(135,474)	(1,022,736)	(757,187)
Contract terminations:
Surrender benefits	(60,161)	(101,166)	(510,829)	(1,465,653)	(1,470,404)
Death benefits	(2,049)	(8,078)	—	(226,980)	(113,601)
Units outstanding at end of year	781,068	1,189,036	19,470,367	120,101,814	86,713,997

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	65

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(8,411)	$(81,588)	$5,365	$44,644	$(39,417)
Net realized gain (loss) on sales of investments	(212,700)	(551,647)	32,270	(187,773)	53,241
Distributions from capital gains	731,650	2,295,776	135,195	659,734	651,137
Net change in unrealized appreciation or depreciation of investments	1,506,630	1,706,370	197,907	(294,436)	142,875
Net increase (decrease) in net assets resulting from operations	2,017,169	3,368,911	370,737	222,169	807,836

Contract transactions
Contract purchase payments	107,925	125,261	37,795	14,941	252,674
Net transfers(1)	(370,597)	(560,328)	15,053	(14,500)	(38,314)
Transfers for policy loans	663	(6,433)	(4,348)	488	1,474
Adjustments to net assets allocated to contracts in payment period	(974)	(1,711)	—	(1,099)	—
Contract charges	(8,047)	(10,901)	(1,488)	(2,459)	(1,354)
Contract terminations:
Surrender benefits	(887,667)	(1,539,579)	(91,291)	(246,099)	(277,718)
Death benefits	(158,818)	(138,601)	(14,940)	(5,670)	(27,642)
Increase (decrease) from contract transactions	(1,317,515)	(2,132,292)	(59,219)	(254,398)	(90,880)
Net assets at beginning of year	7,597,166	12,028,234	1,939,482	1,624,665	3,464,291
Net assets at end of year	$8,296,820	$13,264,853	$2,251,000	$1,592,436	$4,181,247

Accumulation unit activity
Units outstanding at beginning of year	3,400,223	3,388,399	823,568	1,236,038	1,213,608
Contract purchase payments	44,013	30,542	14,222	10,029	78,105
Net transfers(1)	(145,255)	(151,713)	6,922	(5,282)	(10,302)
Transfers for policy loans	470	(753)	(1,511)	357	457
Contract charges	(3,044)	(2,615)	(565)	(1,813)	(419)
Contract terminations:
Surrender benefits	(360,695)	(379,405)	(35,104)	(175,118)	(85,968)
Death benefits	(60,453)	(29,952)	(5,537)	(3,978)	(8,243)
Units outstanding at end of year	2,875,259	2,854,503	801,995	1,060,233	1,187,238

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2019 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$24,809
Net realized gain (loss) on sales of investments	(893)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	28,996
Net increase (decrease) in net assets resulting from operations	52,912

Contract transactions
Contract purchase payments	231,351
Net transfers(1)	15,504
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(28)
Contract terminations:
Surrender benefits	(26,780)
Death benefits	—
Increase (decrease) from contract transactions	220,047
Net assets at beginning of year	352,008
Net assets at end of year	$624,967

Accumulation unit activity
Units outstanding at beginning of year	328,622
Contract purchase payments	201,503
Net transfers(1)	13,122
Transfers for policy loans	—
Contract charges	(24)
Contract terminations:
Surrender benefits	(23,015)
Death benefits	—
Units outstanding at end of year	520,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Variable Annuity (RAVA) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2020, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below. These financial statements are of the Divisions of the Account offered through RAVA.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP® – Lazard International Equity Advantage Fund (Class 2)(1)
CTIVP Loomis Sayles Gro, Cl 1	CTIVP® – Loomis Sayles Growth Fund (Class 1)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP WF Short Duration Govt, Cl 2	CTIVP® – Wells Fargo Short Duration Government Fund (Class 2)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class

68	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

Division	Fund
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Inv Opp VI Dis Mid Cap Gro, Ser I

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I Shares(2)
(effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I.Discovery Mid Cap Growth Fund, Series I Shares)

Invesco Opp VI Global, Ser II	Invesco Oppenheimer V.I. Global Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Global Fund, Series II Shares)
Inves Opp VI Gbl Strat Inc, Ser II	Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Global Strategic Income Fund, Series II Shares)
Inves Opp VI Mn St Sm Cap, Ser II	Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares (effective on or about April 30, 2021, this Fund will be renamed to Invesco V.I. Main Street Small Cap Fund®, Series II Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Ivy VIP Asset Strategy, Cl II	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares (previously Janus Henderson VIT Global Technology Portfolio: Service Shares)
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST FFI Strat	Third Avenue VST FFI Strategies Portfolio (previously Third Avenue Value Portfolio effective; on or about April 30, 2021, this fund will be renamed to Third Avenue VST Third Avenue Value Portfolio)
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	69

Division	Fund
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	CTIVP® – Lazard International Equity Advantage Fund (Class 2) is scheduled to liquidate on or about April 23, 2021.
(2)	For the period April 24, 2020 (commencement of operations) to December 31, 2020.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2020.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made

70	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. The Account adopted the standard on January 1, 2020. There was no impact of the standard to the Account’s financials condition or results of operations.

3.  VARIABLE ACCOUNT EXPENSES

For RAVA contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.75% to 0.95% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	71

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2020 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$36,203
AB VPS Global Thematic Gro, Cl B	103,016
AB VPS Gro & Inc, Cl B	631,913
AB VPS Intl Val, Cl B	350,873
ALPS Alerian Engy Infr, Class III	303,030
AC VP Intl, Cl I	5,959
AC VP Mid Cap Val, Cl II	223,004
AC VP Ultra, Cl II	1,020,449
AC VP Val, Cl I	28,562
BlackRock Global Alloc, Cl III	994,506
Calvert VP SRI Bal, Cl I	59,825
Col VP Bal, Cl 3	7,217,236
Col VP Commodity Strategy, Cl 2	176,532
Col VP Contrarian Core, Cl 2	291,339
Col VP Disciplined Core, Cl 3	297,871
Col VP Divd Opp, Cl 3	513,511
Col VP Emerg Mkts Bond, Cl 2	547,256
Col VP Emer Mkts, Cl 3	1,391,489
Col VP Global Strategic Inc, Cl 3	491,644
Col VP Govt Money Mkt, Cl 3	9,101,572
Col VP Hi Yield Bond, Cl 3	600,002
Col VP Inc Opp, Cl 3	549,812
Col VP Inter Bond, Cl 3	2,291,613
Col VP Lg Cap Gro, Cl 3	119,891
Col VP Lg Cap Index, Cl 3	10,469,596
Col VP Limited Duration Cr, Cl 2	1,743,362
Col VP Long Govt/Cr Bond, Cl 2	833,112
Col VP Mid Cap Gro, Cl 3	137,288
Col VP Overseas Core, Cl 3	148,235
Col VP Select Lg Cap Val, Cl 3	108,857
Col VP Select Mid Cap Val, Cl 3	75,681
Col VP Select Sm Cap Val, Cl 3	42,525
Col VP US Govt Mtge, Cl 3	669,459
CS Commodity Return	81,600
CTIVP BR Gl Infl Prot Sec, Cl 3	490,030
CTIVP Lazard Intl Eq Adv, Cl 2	424,156
CTIVP Loomis Sayles Gro, Cl 1	175,128
CTIVP Vty Sycamore Estb Val, Cl 3	148,115
CTIVP WF Short Duration Govt, Cl 2	6,026,760
DWS Alt Asset Alloc VIP, Cl B	191,344
EV VT Floating-Rate Inc, Init Cl	227,278
Fid VIP Contrafund, Serv Cl 2	5,217,216
Fid VIP Gro & Inc, Serv Cl	126,786
Fid VIP Mid Cap, Serv Cl	63,005
Fid VIP Overseas, Serv Cl	27,141
Fid VIP Strategic Inc, Serv Cl 2	2,696,396
Frank Global Real Est, Cl 2	492,708
Frank Inc, Cl 2	903,954
Frank Sm Cap Val, Cl 2	1,257,271
GS VIT Mid Cap Val, Inst	237,037
GS VIT Multi-Strategy Alt, Advisor	405,146
GS VIT Sm Cap Eq Insights, Inst	27,878
GS VIT U.S. Eq Insights, Inst	260,640
Inv Opp VI Dis Mid Cap Gro, Ser I	703,773
Invesco Opp VI Global, Ser II	1,113,587
Inves Opp VI Gbl Strat Inc, Ser II	844,802

Division	Purchases
Inves Opp VI Mn St Sm Cap, Ser II	$482,222
Invesco VI Am Fran, Ser I	37,470
Invesco VI Bal Risk Alloc, Ser II	481,291
Invesco VI Comstock, Ser II	526,928
Invesco VI Hlth, Ser II	197,130
Invesco VI Intl Gro, Ser II	214,727
Ivy VIP Asset Strategy, Cl II	113,826
Janus Henderson VIT Bal, Serv	3,941,976
Janus Henderson VIT Enter, Serv	67,841
Janus Henderson VIT Flex Bd, Serv	415,077
Janus Hend VIT Gbl Tech Innov, Srv	209,306
Janus Henderson VIT Overseas, Serv	37,388
Janus Henderson VIT Res, Serv	491,493
Lazard Ret Global Dyn MA, Serv	695,240
MFS Mass Inv Gro Stock, Serv Cl	627,307
MFS New Dis, Serv Cl	271,811
MFS Utilities, Serv Cl	1,063,964
MS VIF Dis, Cl II	1,938,114
MS VIF Global Real Est, Cl II	136,979
NB AMT Intl Eq, Cl S	69,236
NB AMT US Eq Index PW Strat, Cl S	17,958
PIMCO VIT All Asset, Advisor Cl	406,605
PIMCO VIT Glb Man As Alloc, Adv Cl	111,869
PIMCO VIT Tot Return, Advisor Cl	3,261,668
Put VT Sus Leaders, Cl IB	138,405
Royce Micro-Cap, Invest Cl	7,373
Temp Global Bond, Cl 2	409,642
Third Ave VST FFI Strat	21,858
VanEck VIP Global Gold, Cl S	414,831
VP Aggr, Cl 2	2,825,742
VP Aggr, Cl 4	1,319,546
VP Conserv, Cl 2	10,011,410
VP Conserv, Cl 4	4,137,790
VP Man Risk, Cl 2	1,485,794
VP Man Risk US, Cl 2	4,862,708
VP Man Vol Conserv, Cl 2	20,199,830
VP Man Vol Conserv Gro, Cl 2	12,312,867
VP Man Vol Gro, Cl 2	44,525,645
VP Man Vol Mod Gro, Cl 2	28,167,144
VP Mod, Cl 2	28,759,525
VP Mod, Cl 4	4,247,144
VP Mod Aggr, Cl 2	12,021,409
VP Mod Aggr, Cl 4	1,215,401
VP Mod Conserv, Cl 2	15,606,794
VP Mod Conserv, Cl 4	5,112,092
VP Ptnrs Core Eq, Cl 3	37,498
VP Ptnrs Sm Cap Val, Cl 3	295,079
VP US Flex Conserv Gro, Cl 2	12,099,617
VP US Flex Gro, Cl 2	52,617,945
VP US Flex Mod Gro, Cl 2	20,815,131
Wanger Intl	582,201
Wanger USA	1,361,279
WF VT Index Asset Alloc, Cl 2	237,146
WF VT Intl Eq, Cl 2	142,298
WF VT Sm Cap Gro, Cl 2	943,396
WA Var Global Hi Yd Bond, Cl II	131,917

72	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
2017	467	$1.27	to	$1.20	$578	1.83%	0.55%	to	1.85%	13.71%	to	12.24%
2016	315	$1.12	to	$1.07	$347	0.59%	0.55%	to	1.85%	2.80%	to	1.48%
AB VPS Global Thematic Gro, Cl B
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%	to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
2017	446	$1.91	to	$1.86	$861	0.28%	0.55%	to	1.45%	35.55%	to	34.35%
2016	663	$1.41	to	$1.39	$949	—	0.55%	to	1.45%	(1.42%)	to	(2.30%)
AB VPS Gro & Inc, Cl B
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%	to	21.83%
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)
2017	2,222	$2.43	to	$2.06	$5,329	1.28%	0.55%	to	1.45%	17.95%	to	16.89%
2016	2,408	$2.06	to	$1.76	$4,936	0.79%	0.55%	to	1.45%	10.46%	to	9.48%
AB VPS Intl Val, Cl B
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%	to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%	to	15.11%
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
2017	3,862	$1.44	to	$0.97	$6,746	1.83%	0.55%	to	1.45%	24.41%	to	23.30%
2016	4,875	$1.15	to	$0.79	$6,753	1.02%	0.55%	to	1.45%	(1.34%)	to	(2.22%)
ALPS Alerian Engy Infr, Class III
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)	to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%	to	18.21%
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
2017	2,189	$1.01	to	$0.95	$2,177	1.78%	0.55%	to	1.85%	(1.38%)	to	(2.65%)
2016	2,632	$1.03	to	$0.98	$2,666	2.43%	0.55%	to	1.85%	40.03%	to	38.22%
AC VP Intl, Cl I
2020	155	$1.94	to	$1.86	$295	0.49%	0.75%	to	0.95%	24.94%	to	24.69%
2019	190	$1.55	to	$1.49	$287	0.85%	0.75%	to	0.95%	27.46%	to	27.21%
2018	202	$1.22	to	$1.17	$240	1.27%	0.75%	to	0.95%	(15.86%)	to	(16.03%)
2017	216	$1.45	to	$1.40	$307	0.91%	0.75%	to	0.95%	30.23%	to	29.97%
2016	282	$1.11	to	$1.07	$308	1.07%	0.75%	to	0.95%	(6.20%)	to	(6.39%)
AC VP Mid Cap Val, Cl II
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%	to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%	to	27.14%
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
2017	1,455	$2.34	to	$2.64	$3,731	1.37%	0.55%	to	1.45%	10.86%	to	9.87%
2016	1,954	$2.11	to	$2.41	$4,583	1.54%	0.55%	to	1.45%	22.05%	to	20.96%
AC VP Ultra, Cl II
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%	to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)
2017	772	$2.60	to	$2.57	$2,017	0.25%	0.55%	to	1.45%	31.28%	to	30.11%
2016	1,207	$1.98	to	$1.98	$2,417	0.19%	0.55%	to	1.45%	3.78%	to	2.86%
AC VP Val, Cl I
2020	151	$4.20	to	$4.03	$626	2.32%	0.75%	to	0.95%	0.22%	to	0.02%
2019	159	$4.19	to	$4.03	$655	2.11%	0.75%	to	0.95%	26.08%	to	25.83%
2018	195	$3.32	to	$3.20	$639	1.62%	0.75%	to	0.95%	(9.83%)	to	(10.01%)
2017	229	$3.69	to	$3.56	$833	1.61%	0.75%	to	0.95%	7.94%	to	7.72%
2016	316	$3.41	to	$3.31	$1,062	1.73%	0.75%	to	0.95%	19.58%	to	19.34%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	73

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
BlackRock Global Alloc, Cl III
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%	to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%	to	15.60%
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
2017	3,084	$1.37	to	$1.18	$4,108	1.27%	0.55%	to	1.85%	13.09%	to	11.63%
2016	3,362	$1.21	to	$1.06	$3,981	1.07%	0.55%	to	1.85%	3.24%	to	1.91%
Calvert VP SRI Bal, Cl I
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%	to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%	to	22.92%
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
2017	421	$1.91	to	$2.07	$730	1.74%	0.55%	to	1.20%	11.38%	to	10.66%
2016	717	$1.71	to	$1.87	$1,114	1.52%	0.55%	to	1.20%	7.26%	to	6.57%
Col VP Bal, Cl 3
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%	to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%	to	20.53%
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
2017	13,512	$2.19	to	$1.40	$28,727	—	0.55%	to	1.85%	13.89%	to	12.42%
2016	9,178	$1.92	to	$1.25	$18,218	—	0.55%	to	1.85%	5.82%	to	4.46%
Col VP Commodity Strategy, Cl 2
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)	to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%	to	5.81%
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
2017	494	$0.62	to	$0.58	$301	6.37%	0.55%	to	1.85%	1.15%	to	(0.15%)
2016	429	$0.61	to	$0.59	$261	—	0.55%	to	1.85%	11.75%	to	10.31%
Col VP Contrarian Core, Cl 2
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%	to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%	to	30.38%
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
2017	1,594	$1.82	to	$1.71	$2,825	—	0.55%	to	1.85%	20.82%	to	19.26%
2016	1,172	$1.50	to	$1.43	$1,731	—	0.55%	to	1.85%	7.82%	to	6.42%
Col VP Disciplined Core, Cl 3
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
2017	8,459	$2.54	to	$2.13	$19,885	—	0.55%	to	1.45%	23.54%	to	22.44%
2016	9,847	$2.05	to	$1.74	$18,817	—	0.55%	to	1.45%	7.35%	to	6.38%
Col VP Divd Opp, Cl 3
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
2017	9,883	$2.42	to	$1.76	$26,903	—	0.55%	to	1.45%	13.65%	to	12.64%
2016	12,215	$2.13	to	$1.57	$29,270	—	0.55%	to	1.45%	12.90%	to	11.88%
Col VP Emerg Mkts Bond, Cl 2
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%	to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%	to	10.03%
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
2017	523	$1.10	to	$1.04	$566	4.38%	0.55%	to	1.85%	11.08%	to	9.64%
2016	475	$0.99	to	$0.94	$464	2.36%	0.55%	to	1.85%	10.46%	to	9.03%
Col VP Emer Mkts, Cl 3
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%	to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)
2017	3,525	$3.09	to	$1.88	$9,712	0.09%	0.55%	to	1.45%	46.25%	to	44.95%
2016	4,305	$2.11	to	$1.30	$8,090	0.11%	0.55%	to	1.45%	4.39%	to	3.46%
Col VP Global Strategic Inc, Cl 3
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%	to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
2017	3,858	$1.26	to	$1.14	$5,849	—	0.55%	to	1.45%	5.19%	to	4.25%
2016	4,630	$1.20	to	$1.09	$6,699	—	0.55%	to	1.45%	(1.77%)	to	(2.65%)

74	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Govt Money Mkt, Cl 3
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)	to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
2017	12,019	$1.08	to	$0.93	$12,454	0.30%	0.55%	to	1.45%	(0.24%)	to	(1.14%)
2016	11,192	$1.08	to	$0.94	$11,808	0.01%	0.55%	to	1.45%	(0.54%)	to	(1.44%)
Col VP Hi Yield Bond, Cl 3
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%	to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%	to	15.04%
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
2017	4,130	$2.29	to	$1.91	$10,717	5.40%	0.55%	to	1.45%	5.83%	to	4.88%
2016	5,086	$2.16	to	$1.83	$12,480	5.97%	0.55%	to	1.45%	11.11%	to	10.11%
Col VP Inc Opp, Cl 3
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%	to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%	to	14.56%
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
2017	4,240	$2.18	to	$1.87	$8,630	6.00%	0.55%	to	1.45%	5.80%	to	4.86%
2016	5,229	$2.06	to	$1.79	$10,096	12.41%	0.55%	to	1.45%	10.25%	to	9.26%
Col VP Inter Bond, Cl 3
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%	to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
2017	12,656	$1.56	to	$1.38	$21,763	2.67%	0.55%	to	1.45%	3.17%	to	2.24%
2016	15,588	$1.51	to	$1.35	$26,087	1.65%	0.55%	to	1.45%	3.97%	to	3.03%
Col VP Lg Cap Gro, Cl 3
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%	to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%	to	33.80%
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
2017	2,969	$2.61	to	$2.21	$4,106	—	0.55%	to	1.45%	27.25%	to	26.11%
2016	3,815	$2.05	to	$1.75	$4,294	—	0.55%	to	1.45%	0.62%	to	(0.29%)
Col VP Lg Cap Index, Cl 3
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%	to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%	to	28.55%
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)	to	(6.57%)
2017	10,370	$2.62	to	$1.67	$23,037	—	0.55%	to	1.85%	20.62%	to	19.07%
2016	7,362	$2.17	to	$1.40	$13,710	—	0.55%	to	1.85%	10.90%	to	9.46%
Col VP Limited Duration Cr, Cl 2
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%	to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%	to	5.49%
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)	to	(1.86%)
2017	3,111	$0.98	to	$0.96	$3,329	2.09%	0.55%	to	1.85%	1.24%	to	(0.06%)
2016	2,329	$0.96	to	$0.97	$2,475	3.44%	0.55%	to	1.85%	4.71%	to	3.34%
Col VP Long Govt/Cr Bond, Cl 2
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%	to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%	to	17.24%
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)	to	(7.13%)
2017	764	$1.12	to	$1.05	$839	3.33%	0.55%	to	1.85%	10.40%	to	8.97%
2016	802	$1.01	to	$0.97	$802	1.70%	0.55%	to	1.85%	2.22%	to	0.89%
Col VP Mid Cap Gro, Cl 3
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%	to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
2017	1,761	$2.43	to	$2.18	$3,661	—	0.55%	to	1.45%	22.12%	to	21.03%
2016	2,023	$1.99	to	$1.80	$3,461	—	0.55%	to	1.45%	1.60%	to	0.69%
Col VP Overseas Core, Cl 3
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%	to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%	to	23.52%
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)
2017	3,241	$1.97	to	$1.40	$5,289	1.99%	0.55%	to	1.45%	26.67%	to	25.54%
2016	3,892	$1.55	to	$1.11	$5,038	1.55%	0.55%	to	1.45%	(6.62%)	to	(7.46%)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	75

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%		to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%		to	24.72%
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)		to	(13.58%)
2017	447	$2.69	to	$2.22	$1,098	—	0.55%	to	1.45%	20.14%		to	19.07%
2016	468	$2.24	to	$1.86	$967	—	0.55%	to	1.45%	19.16%		to	18.09%
Col VP Select Mid Cap Val, Cl 3
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%		to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%		to	29.53%
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)		to	(14.66%)
2017	1,095	$2.47	to	$2.05	$2,685	—	0.55%	to	1.45%	12.77%		to	11.76%
2016	1,332	$2.19	to	$1.84	$2,913	—	0.55%	to	1.45%	13.38%		to	12.36%
Col VP Select Sm Cap Val, Cl 3
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%		to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%		to	15.89%
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)		to	(13.96%)
2017	658	$2.48	to	$2.12	$1,874	—	0.55%	to	1.45%	11.58%		to	10.59%
2016	826	$2.22	to	$1.92	$2,070	—	0.55%	to	1.45%	13.21%		to	12.19%
Col VP US Govt Mtge, Cl 3
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%		to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%		to	5.08%
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%		to	0.24%
2017	2,815	$1.26	to	$1.11	$3,722	2.80%	0.55%	to	1.45%	2.65%		to	1.73%
2016	3,480	$1.23	to	$1.09	$4,497	2.70%	0.55%	to	1.45%	2.02%		to	1.10%
CS Commodity Return
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)		to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%		to	5.16%
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)		to	(12.94%)
2017	1,543	$0.54	to	$0.50	$805	9.10%	0.55%	to	1.45%	0.96%		to	0.06%
2016	1,727	$0.53	to	$0.50	$896	—	0.55%	to	1.45%	11.41%		to	10.41%
CTIVP BR Gl Infl Prot Sec, Cl 3
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%		to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%		to	6.26%
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)		to	(1.95%)
2017	4,346	$1.55	to	$1.36	$6,359	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	5,109	$1.52	to	$1.34	$7,365	—	0.55%	to	1.45%	7.90%		to	6.94%
CTIVP Lazard Intl Eq Adv, Cl 2
2020	1,468	$1.27	to	$1.15	$1,802	0.15%	0.55%	to	1.85%	3.61%		to	2.27%
2019	1,420	$1.23	to	$1.13	$1,690	2.52%	0.55%	to	1.85%	15.95%		to	14.44%
2018	976	$1.06	to	$0.98	$1,007	2.00%	0.55%	to	1.85%	(16.68%)		to	(17.77%)
2017	687	$1.27	to	$1.20	$857	1.14%	0.55%	to	1.85%	22.97%		to	21.38%
2016	391	$1.04	to	$0.99	$399	2.02%	0.55%	to	1.85%	3.31%		to	1.96%
CTIVP Loomis Sayles Gro, Cl 1
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%		to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%		to	29.86%
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)		to	(3.81%)
2017	5,192	$1.40	to	$1.38	$7,239	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	7,370	$1.06	to	$1.05	$7,794	—	0.55%	to	1.45%	5.14	%(5)	to	4.51	%(5)
CTIVP Vty Sycamore Estb Val, Cl 3
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%		to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%		to	26.17%
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)		to	(11.40%)
2017	357	$2.94	to	$2.49	$981	—	0.55%	to	1.45%	15.09%		to	14.07%
2016	406	$2.56	to	$2.18	$974	—	0.55%	to	1.45%	19.97%		to	18.90%

76	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP WF Short Duration Govt, Cl 2
2020	6,746	$1.06	to	$0.95	$6,854	2.92%	0.55%	to	1.85%	2.82%	to	1.48%
2019	3,226	$1.03	to	$0.93	$3,240	0.82%	0.55%	to	1.85%	2.77%	to	1.44%
2018	2,406	$1.00	to	$0.92	$2,370	0.97%	0.55%	to	1.85%	0.25%	to	(1.06%)
2017	2,726	$1.00	to	$0.93	$2,690	0.73%	0.55%	to	1.85%	(0.11%)	to	(1.41%)
2016	2,991	$1.00	to	$0.94	$2,966	0.66%	0.55%	to	1.85%	0.23%	to	(1.08%)
DWS Alt Asset Alloc VIP, Cl B
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%	to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%	to	12.26%
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)	to	(11.02%)
2017	661	$1.07	to	$0.96	$683	1.98%	0.55%	to	1.85%	6.43%	to	5.05%
2016	676	$1.00	to	$0.91	$661	2.16%	0.55%	to	1.85%	4.42%	to	3.08%
EV VT Floating-Rate Inc, Init Cl
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%	to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)	to	(1.52%)
2017	4,718	$1.45	to	$1.30	$6,539	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
2016	5,824	$1.41	to	$1.28	$7,874	3.49%	0.55%	to	1.45%	8.35%	to	7.38%
Fid VIP Contrafund, Serv Cl 2
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%	to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%	to	28.87%
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
2017	12,378	$2.25	to	$1.61	$27,582	0.76%	0.55%	to	1.85%	20.92%	to	19.37%
2016	13,607	$1.86	to	$1.35	$25,246	0.60%	0.55%	to	1.85%	7.14%	to	5.76%
Fid VIP Gro & Inc, Serv Cl
2020	409	$2.80	to	$2.69	$1,118	2.04%	0.75%	to	0.95%	6.93%	to	6.72%
2019	440	$2.62	to	$2.52	$1,129	3.49%	0.75%	to	0.95%	28.97%	to	28.71%
2018	487	$2.03	to	$1.96	$969	0.25%	0.75%	to	0.95%	(9.76%)	to	(9.94%)
2017	529	$2.25	to	$2.17	$1,168	1.15%	0.75%	to	0.95%	15.90%	to	15.67%
2016	593	$1.94	to	$1.88	$1,129	1.58%	0.75%	to	0.95%	15.08%	to	14.85%
Fid VIP Mid Cap, Serv Cl
2020	367	$5.31	to	$5.10	$1,904	0.56%	0.75%	to	0.95%	17.16%	to	16.92%
2019	397	$4.54	to	$4.37	$1,760	0.78%	0.75%	to	0.95%	22.43%	to	22.18%
2018	443	$3.71	to	$3.57	$1,604	0.54%	0.75%	to	0.95%	(15.28%)	to	(15.45%)
2017	490	$4.37	to	$4.23	$2,101	0.60%	0.75%	to	0.95%	19.80%	to	19.57%
2016	617	$3.65	to	$3.53	$2,210	0.39%	0.75%	to	0.95%	11.28%	to	11.06%
Fid VIP Overseas, Serv Cl
2020	117	$2.03	to	$1.95	$233	0.35%	0.75%	to	0.95%	14.63%	to	14.40%
2019	148	$1.77	to	$1.71	$258	1.65%	0.75%	to	0.95%	26.72%	to	26.47%
2018	172	$1.40	to	$1.35	$235	1.42%	0.75%	to	0.95%	(15.52%)	to	(15.69%)
2017	193	$1.66	to	$1.60	$313	1.34%	0.75%	to	0.95%	29.13%	to	28.88%
2016	206	$1.28	to	$1.24	$259	1.36%	0.75%	to	0.95%	(5.83%)	to	(6.02%)
Fid VIP Strategic Inc, Serv Cl 2
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%	to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%	to	8.63%
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
2017	2,443	$1.14	to	$1.07	$2,715	3.69%	0.55%	to	1.85%	6.96%	to	5.59%
2016	1,805	$1.06	to	$1.01	$1,888	3.91%	0.55%	to	1.85%	7.42%	to	6.04%
Frank Global Real Est, Cl 2
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)	to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%	to	20.61%
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
2017	2,442	$1.39	to	$1.08	$4,758	3.25%	0.55%	to	1.45%	9.87%	to	8.89%
2016	3,202	$1.26	to	$0.99	$5,579	1.19%	0.55%	to	1.45%	(0.01%)	to	(0.90%)
Frank Inc, Cl 2
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%	to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%	to	13.94%
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
2017	1,826	$1.28	to	$1.20	$2,275	4.17%	0.55%	to	1.85%	9.08%	to	7.67%
2016	1,427	$1.17	to	$1.12	$1,642	4.95%	0.55%	to	1.85%	13.40%	to	11.94%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	77

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Sm Cap Val, Cl 2
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%		to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%		to	24.04%
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)		to	(14.48%)
2017	2,619	$2.78	to	$1.55	$8,614	0.52%	0.55%	to	1.85%	10.05%		to	8.63%
2016	2,702	$2.52	to	$1.43	$8,242	0.82%	0.55%	to	1.85%	29.48%		to	27.81%
GS VIT Mid Cap Val, Inst
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%		to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%		to	29.96%
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)		to	(11.53%)
2017	1,796	$2.65	to	$3.60	$7,881	0.69%	0.55%	to	1.20%	10.46%		to	9.75%
2016	2,155	$2.40	to	$3.28	$8,606	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
GS VIT Multi-Strategy Alt, Advisor
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%		to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%		to	6.62%
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)		to	(8.81%)
2017	188	$0.96	to	$0.91	$178	2.50%	0.55%	to	1.85%	4.56%		to	3.22%
2016	130	$0.91	to	$0.88	$119	0.77%	0.55%	to	1.85%	(0.27%)		to	(1.57%)
GS VIT Sm Cap Eq Insights, Inst
2020	112	$3.75	to	$3.60	$406	0.24%	0.75%	to	0.95%	7.77%		to	7.56%
2019	121	$3.48	to	$3.35	$408	0.50%	0.75%	to	0.95%	23.91%		to	23.66%
2018	124	$2.81	to	$2.71	$336	0.47%	0.75%	to	0.95%	(9.31%)		to	(9.49%)
2017	125	$3.09	to	$2.99	$376	0.55%	0.75%	to	0.95%	10.73%		to	10.51%
2016	133	$2.79	to	$2.71	$362	1.18%	0.75%	to	0.95%	22.28%		to	22.04%
GS VIT U.S. Eq Insights, Inst
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%		to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%		to	23.41%
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2017	2,166	$2.56	to	$2.13	$4,853	1.29%	0.55%	to	1.45%	23.39%		to	22.29%
2016	2,816	$2.07	to	$1.74	$5,128	1.19%	0.55%	to	1.45%	10.13%		to	9.14%
Inv Opp VI Dis Mid Cap Gro, Ser I
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(8)	to	50.36	%(8)
Invesco Opp VI Global, Ser II
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
2017	2,939	$2.76	to	$1.54	$7,055	0.73%	0.55%	to	1.85%	35.58%		to	33.83%
2016	2,967	$2.03	to	$1.15	$5,317	0.77%	0.55%	to	1.85%	(0.70%)		to	(1.98%)
Inves Opp VI Gbl Strat Inc, Ser II
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
2017	9,372	$1.70	to	$1.01	$14,781	1.99%	0.55%	to	1.85%	5.46%		to	4.09%
2016	11,151	$1.61	to	$0.97	$16,910	4.67%	0.55%	to	1.85%	5.68%		to	4.31%
Inves Opp VI Mn St Sm Cap, Ser II
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
2017	1,555	$2.87	to	$1.58	$4,016	0.65%	0.55%	to	1.85%	13.29%		to	11.83%
2016	1,597	$2.53	to	$1.41	$3,667	0.25%	0.55%	to	1.85%	17.03%		to	15.52%
Invesco VI Am Fran, Ser I
2020	121	$3.56	to	$3.50	$425	0.08%	0.75%	to	0.95%	41.29%		to	41.01%
2019	153	$2.52	to	$2.48	$382	—	0.75%	to	0.95%	35.73%		to	35.46%
2018	155	$1.86	to	$1.83	$285	—	0.75%	to	0.95%	(4.35%)		to	(4.54%)
2017	159	$1.94	to	$1.92	$307	0.08%	0.75%	to	0.95%	26.39%		to	26.14%
2016	165	$1.54	to	$1.52	$252	—	0.75%	to	0.95%	1.51%		to	1.30%

78	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Bal Risk Alloc, Ser II
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
2017	653	$1.19	to	$1.12	$762	3.95%	0.55%	to	1.85%	9.23%		to	7.82%
2016	625	$1.09	to	$1.04	$672	0.20%	0.55%	to	1.85%	10.91%		to	9.48%
Invesco VI Comstock, Ser II
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
2017	2,795	$2.40	to	$1.99	$6,318	1.94%	0.55%	to	1.45%	16.93%		to	15.89%
2016	3,386	$2.06	to	$1.72	$6,567	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
Invesco VI Hlth, Ser II
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
2017	835	$2.25	to	$2.15	$1,890	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	1,172	$1.96	to	$1.88	$2,314	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
Invesco VI Intl Gro, Ser II
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)
2017	2,140	$2.04	to	$1.62	$3,997	1.20%	0.55%	to	1.45%	22.06%		to	20.97%
2016	2,802	$1.67	to	$1.34	$4,280	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
Ivy VIP Asset Strategy, Cl II
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%		to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%		to	19.54%
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)		to	(7.19%)
2017	357	$1.18	to	$1.11	$412	1.44%	0.55%	to	1.85%	17.63%		to	16.12%
2016	575	$1.00	to	$0.96	$567	0.59%	0.55%	to	1.85%	(3.10%)		to	(4.34%)
Janus Henderson VIT Bal, Serv
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(7)	to	(1.54	%)(7)
Janus Henderson VIT Enter, Serv
2020	392	$2.64	to	$2.53	$1,012	—	0.75%	to	0.95%	18.29%		to	18.06%
2019	428	$2.23	to	$2.15	$937	0.05%	0.75%	to	0.95%	34.15%		to	33.88%
2018	453	$1.66	to	$1.60	$740	0.11%	0.75%	to	0.95%	(1.41%)		to	(1.61%)
2017	560	$1.69	to	$1.63	$928	0.14%	0.75%	to	0.95%	26.14%		to	25.89%
2016	594	$1.34	to	$1.29	$780	0.02%	0.75%	to	0.95%	11.27%		to	11.05%
Janus Henderson VIT Flex Bd, Serv
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%		to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%		to	7.27%
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)		to	(3.10%)
2017	853	$1.07	to	$1.00	$891	2.50%	0.55%	to	1.85%	2.78%		to	1.46%
2016	912	$1.04	to	$0.99	$931	2.47%	0.55%	to	1.85%	1.66%		to	0.35%
Janus Hend VIT Gbl Tech Innov, Srv
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%		to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%		to	43.09%
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%		to	(0.30%)
2017	600	$1.51	to	$5.07	$918	—	0.75%	to	1.20%	43.83%		to	43.19%
2016	702	$1.05	to	$3.54	$746	0.09%	0.75%	to	1.20%	13.01%		to	12.50%
Janus Henderson VIT Overseas, Serv
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%		to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%		to	25.20%
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)		to	(16.15%)
2017	848	$1.58	to	$2.96	$1,344	1.58%	0.75%	to	1.20%	29.83%		to	29.25%
2016	1,058	$1.21	to	$2.29	$1,287	4.61%	0.75%	to	1.20%	(7.40%)		to	(7.82%)

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	79

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Res, Serv
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%	to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%	to	32.74%
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)	to	(4.63%)
2017	1,701	$2.07	to	$1.67	$3,381	0.24%	0.55%	to	1.85%	26.86%	to	25.22%
2016	2,186	$1.63	to	$1.33	$3,444	0.38%	0.55%	to	1.85%	(0.28%)	to	(1.56%)
Lazard Ret Global Dyn MA, Serv
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%	to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%	to	15.63%
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)	to	(8.29%)
2017	288	$1.40	to	$1.32	$397	—	0.55%	to	1.85%	19.87%	to	18.34%
2016	463	$1.17	to	$1.11	$534	0.27%	0.55%	to	1.85%	2.73%	to	1.42%
MFS Mass Inv Gro Stock, Serv Cl
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%	to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%	to	37.58%
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%	to	(0.88%)
2017	2,811	$1.31	to	$1.28	$3,658	0.41%	0.55%	to	1.45%	27.40%	to	26.26%
2016	3,315	$1.03	to	$1.01	$3,398	0.38%	0.55%	to	1.45%	5.26%	to	4.32%
MFS New Dis, Serv Cl
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%	to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
2017	752	$3.00	to	$3.48	$1,697	—	0.55%	to	1.20%	25.64%	to	24.83%
2016	880	$2.39	to	$2.79	$1,597	—	0.55%	to	1.20%	8.20%	to	7.50%
MFS Utilities, Serv Cl
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%	to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%	to	22.51%
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%	to	(1.05%)
2017	2,275	$3.19	to	$1.20	$6,359	4.17%	0.55%	to	1.85%	13.87%	to	12.40%
2016	2,387	$2.80	to	$1.06	$6,062	3.61%	0.55%	to	1.85%	10.63%	to	9.21%
MS VIF Dis, Cl II
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%	to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%	to	37.40%
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%	to	8.49%
2017	661	$2.12	to	$1.39	$1,412	—	0.55%	to	1.85%	37.84%	to	36.07%
2016	764	$1.54	to	$1.02	$1,199	—	0.55%	to	1.85%	(9.34%)	to	(10.51%)
MS VIF Global Real Est, Cl II
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%	to	16.35%
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
2017	1,149	$1.55	to	$1.42	$1,725	2.41%	0.55%	to	1.45%	9.11%	to	8.13%
2016	1,662	$1.42	to	$1.32	$2,297	1.35%	0.55%	to	1.45%	2.56%	to	1.64%
NB AMT Intl Eq, Cl S
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%	to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
2017	628	$1.34	to	$1.37	$846	0.58%	0.55%	to	1.45%	26.07%	to	24.94%
2016	1,041	$1.06	to	$1.10	$1,125	0.59%	0.55%	to	1.45%	(2.35%)	to	(3.23%)
NB AMT US Eq Index PW Strat, Cl S
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%	to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%	to	13.15%
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)	to	(8.50%)
2017	139	$0.98	to	$0.93	$134	—	0.55%	to	1.85%	6.10%	to	4.73%
2016	103	$0.92	to	$0.89	$95	—	0.55%	to	1.85%	(1.19%)	to	(2.46%)
PIMCO VIT All Asset, Advisor Cl
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%	to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%	to	9.70%
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
2017	3,469	$1.68	to	$1.05	$5,559	4.23%	0.55%	to	1.85%	12.76%	to	11.31%
2016	4,684	$1.49	to	$0.94	$6,686	2.37%	0.55%	to	1.85%	12.29%	to	10.86%

80	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Glb Man As Alloc, Adv Cl
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%	to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%	to	14.81%
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)
2017	108	$1.15	to	$1.04	$121	2.27%	0.55%	to	1.85%	13.37%	to	11.92%
2016	69	$1.01	to	$0.93	$69	2.04%	0.55%	to	1.85%	3.35%	to	2.02%
PIMCO VIT Tot Return, Advisor Cl
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%	to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%	to	6.26%
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
2017	1,182	$1.06	to	$1.00	$1,245	1.93%	0.55%	to	1.85%	4.24%	to	2.89%
2016	677	$1.02	to	$0.97	$709	1.97%	0.55%	to	1.85%	2.01%	to	0.70%
Put VT Sus Leaders, Cl IB
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%	to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
2017	283	$2.59	to	$2.48	$722	0.65%	0.55%	to	1.20%	28.51%	to	27.69%
2016	344	$2.02	to	$1.94	$683	0.69%	0.55%	to	1.20%	7.20%	to	6.51%
Royce Micro-Cap, Invest Cl
2020	73	$4.37	to	$4.20	$309	—	0.75%	to	0.95%	22.87%	to	22.62%
2019	74	$3.56	to	$3.43	$257	—	0.75%	to	0.95%	18.66%	to	18.42%
2018	81	$3.00	to	$2.89	$237	—	0.75%	to	0.95%	(9.73%)	to	(9.91%)
2017	92	$3.32	to	$3.21	$298	0.62%	0.75%	to	0.95%	4.40%	to	4.19%
2016	118	$3.18	to	$3.08	$369	0.62%	0.75%	to	0.95%	18.82%	to	18.58%
Temp Global Bond, Cl 2
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)	to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%	to	0.14%
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%	to	0.06%
2017	1,669	$0.98	to	$0.92	$1,604	—	0.55%	to	1.85%	1.36%	to	0.06%
2016	1,520	$0.97	to	$0.92	$1,449	—	0.55%	to	1.85%	2.38%	to	1.06%
Third Ave VST FFI Strat
2020	170	$2.46	to	$2.37	$408	2.73%	0.75%	to	0.95%	(3.12%)	to	(3.32%)
2019	176	$2.54	to	$2.45	$435	0.26%	0.75%	to	0.95%	11.62%	to	11.40%
2018	200	$2.28	to	$2.20	$444	1.86%	0.75%	to	0.95%	(20.94%)	to	(21.10%)
2017	218	$2.88	to	$2.79	$615	0.81%	0.75%	to	0.95%	12.74%	to	12.52%
2016	311	$2.56	to	$2.48	$778	0.81%	0.75%	to	0.95%	11.39%	to	11.17%
VanEck VIP Global Gold, Cl S
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%	to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%	to	36.20%
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)	to	(17.26%)
2017	605	$0.88	to	$0.83	$525	3.91%	0.55%	to	1.85%	11.02%	to	9.59%
2016	459	$0.80	to	$0.76	$360	0.38%	0.55%	to	1.85%	47.13%	to	45.23%
VP Aggr, Cl 2
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%	to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%	to	19.36%
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)	to	(10.27%)
2017	28,834	$1.90	to	$1.36	$53,064	—	0.55%	to	1.85%	18.26%	to	16.74%
2016	32,439	$1.61	to	$1.16	$50,685	—	0.55%	to	1.85%	5.33%	to	3.97%
VP Aggr, Cl 4
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%	to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%	to	19.93%
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)	to	(9.94%)
2017	30,329	$1.90	to	$1.77	$56,004	—	0.55%	to	1.45%	18.22%	to	17.17%
2016	35,344	$1.61	to	$1.51	$55,434	—	0.55%	to	1.45%	5.39%	to	4.44%
VP Conserv, Cl 2
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%	to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%	to	8.72%
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)	to	(4.74%)
2017	29,850	$1.33	to	$1.07	$38,140	—	0.55%	to	1.85%	6.83%	to	5.45%
2016	34,600	$1.25	to	$1.01	$41,641	—	0.55%	to	1.85%	2.87%	to	1.54%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	81

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%		to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%		to	9.15%
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)		to	(4.29%)
2017	32,894	$1.33	to	$1.24	$42,344	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	46,587	$1.25	to	$1.17	$56,482	—	0.55%	to	1.45%	2.87%		to	1.95%
VP Man Risk, Cl 2
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%		to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%		to	13.93%
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)		to	(7.04%)
2017	696	$1.04	to	$1.03	$721	—	0.55%	to	1.85%	3.53	% (6)	to	3.16	% (6)
VP Man Risk US, Cl 2
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%		to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%		to	16.15%
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)		to	(5.31%)
2017	1,464	$1.04	to	$1.04	$1,527	—	0.55%	to	1.85%	4.33	% (6)	to	3.95	% (6)
VP Man Vol Conserv, Cl 2
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%		to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%		to	9.86%
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)		to	(4.38%)
2017	28,773	$1.12	to	$1.07	$31,923	—	0.55%	to	1.85%	7.30%		to	5.91%
2016	31,385	$1.05	to	$1.01	$32,627	—	0.55%	to	1.85%	2.49%		to	1.17%
VP Man Vol Conserv Gro, Cl 2
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%		to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%		to	11.90%
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)		to	(6.07%)
2017	70,376	$1.17	to	$1.13	$82,765	—	0.55%	to	1.85%	10.58%		to	9.16%
2016	63,521	$1.05	to	$1.04	$67,847	—	0.55%	to	1.85%	2.60%		to	1.27%
VP Man Vol Gro, Cl 2
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%		to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%		to	16.09%
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)		to	(9.43%)
2017	398,166	$1.24	to	$1.27	$517,727	—	0.55%	to	1.85%	16.84%		to	15.33%
2016	380,944	$1.06	to	$1.10	$424,756	—	0.55%	to	1.85%	2.80%		to	1.47%
VP Man Vol Mod Gro, Cl 2
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%		to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%		to	14.04%
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)		to	(7.59%)
2017	734,386	$1.21	to	$1.20	$955,177	—	0.55%	to	1.85%	13.72%		to	12.25%
2016	711,883	$1.06	to	$1.07	$818,095	—	0.55%	to	1.85%	2.85%		to	1.52%
VP Mod, Cl 2
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%		to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%		to	14.00%
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)		to	(7.31%)
2017	295,267	$1.62	to	$1.20	$460,519	—	0.55%	to	1.85%	12.60%		to	11.15%
2016	308,714	$1.44	to	$1.08	$429,559	—	0.55%	to	1.85%	4.06%		to	2.72%
VP Mod, Cl 4
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%		to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%		to	14.50%
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)		to	(6.93%)
2017	394,228	$1.62	to	$1.51	$619,029	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	463,580	$1.44	to	$1.35	$649,225	—	0.55%	to	1.45%	4.06%		to	3.12%
VP Mod Aggr, Cl 2
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%		to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%		to	16.53%
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)		to	(8.75%)
2017	129,247	$1.76	to	$1.28	$219,806	—	0.55%	to	1.85%	15.51%		to	14.03%
2016	142,285	$1.52	to	$1.12	$210,345	—	0.55%	to	1.85%	4.69%		to	3.34%

82	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 4
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%		to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%		to	17.04%
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)		to	(8.42%)
2017	119,707	$1.76	to	$1.64	$204,731	—	0.55%	to	1.45%	15.56%		to	14.52%
2016	147,587	$1.52	to	$1.43	$219,223	—	0.55%	to	1.45%	4.68%		to	3.75%
VP Mod Conserv, Cl 2
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%		to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%		to	11.43%
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)		to	(5.89%)
2017	64,661	$1.46	to	$1.13	$91,299	—	0.55%	to	1.85%	9.41%		to	8.00%
2016	68,910	$1.34	to	$1.05	$89,341	—	0.55%	to	1.85%	3.40%		to	2.06%
VP Mod Conserv, Cl 4
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%		to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%		to	11.86%
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)		to	(5.44%)
2017	80,729	$1.47	to	$1.37	$114,672	—	0.55%	to	1.45%	9.31%		to	8.34%
2016	96,287	$1.34	to	$1.26	$125,662	—	0.55%	to	1.45%	3.47%		to	2.54%
VP Ptnrs Core Eq, Cl 3
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%		to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%		to	24.56%
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)		to	(9.41%)
2017	1,048	$1.94	to	$1.80	$1,978	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	1,411	$1.62	to	$1.52	$2,238	—	0.55%	to	1.45%	9.09%		to	8.11%
VP Ptnrs Sm Cap Val, Cl 3
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%		to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%		to	17.94%
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)		to	(14.85%)
2017	1,582	$2.50	to	$1.98	$5,014	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	1,920	$2.35	to	$1.88	$5,677	—	0.55%	to	1.45%	24.85%		to	23.73%
VP US Flex Conserv Gro, Cl 2(9)
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%		to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%		to	12.75%
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)		to	(4.29%)
2017	4,497	$1.04	to	$1.10	$5,001	—	0.55%	to	1.85%	3.43	% (6)	to	9.68%
VP US Flex Gro, Cl 2(9)
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%		to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%		to	18.00%
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)		to	(5.69%)
2017	38,686	$1.06	to	$1.20	$46,874	—	0.55%	to	1.85%	6.17	%(6)	to	16.29%
VP US Flex Mod Gro, Cl 2(9)
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%		to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%		to	15.42%
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)		to	(5.02%)
2017	33,346	$1.05	to	$1.15	$38,748	—	0.55%	to	1.85%	4.93	% (6)	to	13.08%
Wanger Intl
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%		to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%		to	28.12%
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)		to	(18.89%)
2017	4,066	$3.18	to	$1.98	$11,001	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	4,693	$2.40	to	$1.51	$9,710	1.12%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
Wanger USA
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%		to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%		to	29.21%
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)		to	(2.89%)
2017	4,359	$2.84	to	$2.33	$15,457	—	0.55%	to	1.45%	18.93%		to	17.87%
2016	5,526	$2.39	to	$1.98	$16,318	—	0.55%	to	1.45%	13.07%		to	12.05%

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT	83

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Index Asset Alloc, Cl 2
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%	to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%	to	18.72%
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)	to	(4.07%)
2017	802	$2.44	to	$2.60	$1,967	0.74%	0.75%	to	1.20%	11.41%	to	10.91%
2016	900	$2.19	to	$2.35	$1,979	0.90%	0.75%	to	1.20%	6.87%	to	6.39%
WF VT Intl Eq, Cl 2
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%	to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%	to	13.82%
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
2017	1,396	$1.84	to	$1.31	$2,232	2.78%	0.55%	to	1.45%	23.66%	to	22.55%
2016	1,557	$1.49	to	$1.07	$2,051	2.84%	0.55%	to	1.45%	2.73%	to	1.81%
WF VT Sm Cap Gro, Cl 2
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%	to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%	to	22.54%
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
2017	1,249	$3.11	to	$1.62	$3,548	—	0.55%	to	1.85%	25.17%	to	23.56%
2016	1,326	$2.49	to	$1.31	$3,027	—	0.55%	to	1.85%	7.16%	to	5.78%
WA Var Global Hi Yd Bond, Cl II
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%	to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%	to	11.92%
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)	to	(5.93%)
2017	350	$1.15	to	$1.08	$395	5.08%	0.55%	to	1.85%	7.83%	to	6.44%
2016	284	$1.07	to	$1.02	$300	5.73%	0.55%	to	1.85%	14.72%	to	13.25%

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 29, 2016.
(6)	New subaccount operations commenced on September 18, 2017.
(7)	New subaccount operations commenced on April 27, 2018.
(8)	New subaccount operations commenced on April 24, 2020.
(9)	Effective Sept. 18, 2017, the fund option became available under RAVA.

84	RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY – 2020 ANNUAL REPORT

FINANCIAL STATEMENTS

RiverSource Life Insurance Co. of New York

For the Years Ended December 31, 2020, 2019 and 2018

With Report of Independent Registered Public Accounting Firm

RiverSource Life Insurance Co. of New York

FINANCIAL STATEMENTS

For the Years Ended December 31, 2020, 2019 and 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2020 and 2019, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of the reserves for long term care policies

As described in Note 2 and Note 10 to the financial statements, the total reserves for long term care policies was $357,716 thousand as of December 31, 2020, which is included in policyholder account balances, future policy benefits and claims on the balance sheet. Liabilities for estimates of benefits that will become payable on future claims on long term care policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Management utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests, using current best estimate assumptions, including expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods.

The principal considerations for our determination that performing procedures relating to the valuation of the reserves for long term care policies is a critical audit matter are the significant judgment by management when developing the estimate of the long term care reserves, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the current best estimate assumptions related to expected premium rate increases, benefit reductions, morbidity rates and interest rates earned on assets supporting the liability. Also, the audit effort included the involvement of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of reserves for long term care policies, including controls over management’s development of the current best estimate assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of the long term care reserves, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the current best estimate assumptions related to expected premium rate increases, benefit reductions, morbidity rates and interest rates earned on assets supporting the liability, and (ii) evaluating the appropriateness of management’s models.

Valuation of the embedded derivatives in certain variable annuity riders

As described in Note 2, Note 10, Note 11, and Note 12 to the financial statements, management values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. As there is no active market for the transfer of these embedded derivatives, such internal valuation models estimate fair value by discounting expected cash flows. As of December 31, 2020, the net embedded derivative liability in certain variable annuity riders was $116,490 thousand, and is included in policyholder account balances, future policy benefits and claims on the balance sheet. Management’s discounted cash flow model for estimating fair value includes observable capital market assumptions and incorporates significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, all of which management believes a market participant would expect.

The principal considerations for our determination that performing procedures relating to the valuation of the embedded derivatives in certain variable annuity riders is a critical audit matter are the significant judgment by management to estimate the fair value of the embedded derivatives in certain variable annuity riders; this in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence obtained related to the significant unobservable inputs related to implied volatility, nonperformance risk and contractholder behavior assumptions that include margins for risk and the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls related to the Company’s estimate of the fair value of embedded derivatives in certain variable annuity riders, including controls over the significant unobservable inputs. These procedures also included, among others, evaluating and testing management’s process for developing the fair value estimate. Testing management’s process included evaluating the reasonableness of the significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, and testing the completeness and accuracy of underlying data used by management in the development of the significant unobservable inputs. Professionals with specialized skill and knowledge were used to assist in (i) evaluating the reasonableness of certain significant unobservable inputs related to implied volatility, non-performance risk and contractholder behavior assumptions that include margins for risk, and (ii) evaluating the appropriateness of management’s models.

Valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities

As described in Note 2, Note 10 and Note 11 to the financial statements, the Company issues universal life, variable universal life and variable annuity policies that have product features that are accounted for as insurance liabilities. As disclosed by management, the liability for these policies, which is included in policyholder account balances, future policy benefits and claims on the balance sheet, is determined using actuarial models to estimate the present value of the projected benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments. Significant assumptions used by management in projecting the present value of future benefits and assessments include customer asset value growth rates, mortality, persistency, and investment margins, and additionally for variable annuity policies, benefit utilization.

The principal considerations for our determination that performing procedures relating to the valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities is a critical audit matter are the significant judgment by management when developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, which in turn led to a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant assumptions related to customer asset value growth rates, persistency, investment margins, and , for variable annuity policies, benefit utilization. Also, the audit effort included the involvement of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the Company’s valuation of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, including controls over management’s development of the significant assumptions. These procedures also included, among others, evaluating and testing management’s process for developing the estimate of certain guarantees on variable annuity and certain life insurance policies accounted for as insurance liabilities, testing the completeness and accuracy of underlying data used by management and testing that assumptions are accurately reflected in the models. Evaluating and testing management’s process also included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the reasonableness of the significant assumptions related to customer asset value growth rates, persistency, benefit utilization and investment margins, and (ii) evaluating the appropriateness of management’s models.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2021

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2020	2019
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2020, $1,680,340; 2019, $1,566,589, allowance for credit losses: 2020, $739(1))	$1,873,639	$1,702,183
Mortgage loans on real estate, at cost (allowance for credit losses: 2020, $2,075; 2019, $2,038)	166,845	161,778
Policy loans	48,712	49,333
Other investments	484	425
Total investments	2,089,680	1,913,719
Cash and cash equivalents	262,009	249,120
Reinsurance recoverables (Net of allowance for credit losses: 2020, $4,800(1))	185,087	179,013
Other receivables	8,250	8,013
Accrued investment income	13,653	13,060
Deferred acquisition costs	162,650	174,062
Other assets	324,757	189,259
Separate account assets	5,122,397	4,787,305
Total assets	$8,168,483	$7,513,551

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$2,169,010	$2,030,010
Other liabilities	346,842	230,353
Separate account liabilities	5,122,397	4,787,305
Total liabilities	$7,638,249	$7,047,668
Shareholder’s Equity:
Common stock, $0 par value; 200,000 shares authorized, issued and outstanding	$2,000	$2,000
Additional paid-in capital	106,926	106,926
Retained earnings	350,273	311,430
Accumulated other comprehensive income, net of tax	71,035	45,527
Total shareholder’s equity	530,234	465,883
Total liabilities and shareholder’s equity	$8,168,483	$7,513,551

(1)	Prior to January 1, 2020, the allowance for credit losses is not applicable to Available-for-Sale securities and Reinsurance recoverables. See Notes 2, 3, 6 and 7 for more information

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2020	2019	2018
Revenues
Premiums	$17,699	$21,052	$19,643
Net investment income	70,451	75,807	78,546
Policy and contract charges	123,702	121,572	125,492
Other revenues	24,526	23,990	23,584
Net realized investment gains (losses)	(346)	(1,035)	566
Total revenues	236,032	241,386	247,831

Benefits and Expenses
Benefits, claims, losses and settlement expenses	83,691	75,842	85,677
Interest credited to fixed accounts	49,171	49,390	49,384
Amortization of deferred acquisition costs	18,276	10,892	14,679
Other insurance and operating expenses	35,551	37,170	38,316
Total benefit and expenses	186,689	173,294	188,056
Pretax income (loss)	49,343	68,092	59,775
Income tax provision (benefit)	7,671	8,993	7,856
Net income	$41,672	$59,099	$51,919

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2020	2019	2018

Net income	$41,672	$59,099	$51,919
Other comprehensive income (loss), net of tax benefit:
Net unrealized gains (losses) on securities	25,508	45,957	(40,993)
Total comprehensive income	$67,180	$105,056	$10,926

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENT OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2018	$2,000	$106,926	$291,562	$40,563	$441,051
Comprehensive income:
Net income	—	—	51,919	—	51,919
Other comprehensive income (loss), net of tax benefit	—	—	—	(40,993)	(40,993)

Total comprehensive income					10,926
Cash dividend to RiverSource Life Insurance Company	—	—	(48,000)	—	(48,000)

Balances at December 31, 2018	$2,000	$106,926	$295,481	$(430)	$403,977
Cumulative effect of adoption of premium amortization on purchased callable debt securities guidance	—	—	(150)	—	(150)
Comprehensive income:
Net income	—	—	59,099	—	59,099
Other comprehensive income (loss), net of tax benefit	—	—	—	45,957	45,957

Total comprehensive income					105,056
Cash dividend to RiverSource Life Insurance Company	—	—	(43,000)	—	(43,000)

Balances at December 31, 2019	$2,000	$106,926	$311,430	$45,527	$465,883
Cumulative effect of adoption of current expected credit losses guidance	—	—	(2,829)	—	(2,829)
Comprehensive income:
Net income	—	—	41,672	—	41,672
Other comprehensive income (loss), net of tax benefit	—	—	—	25,508	25,508

Total comprehensive income					67,180
Cash dividend to RiverSource Life Insurance Company	—	—	—	—	—
Balances at December 31, 2020	$2,000	$106,926	$350,273	$71,035	$530,234

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2020	2019	2018
Cash Flows from Operating Activities
Net income	$41,672	$59,099	$51,919
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	1,575	952	2,269
Deferred income tax (benefit) expense	(10,626)	(8,503)	(460)
Contractholder and policyholder charges, non-cash	(26,308)	(25,518)	(24,570)
(Gain) loss from equity method investments	(53)	(57)	22
Net realized investment (gains) losses	(1,350)	(22)	(566)
Other-than-temporary impairments recognized in net realized investment gains (losses)	1,696	1,054	—
Changes in operating assets and liabilities
Deferred acquisition costs	3,739	(8,170)	(5,545)
Policyholder account balances, future policy benefits and claims, net	115,496	39,172	65,075
Derivatives, net of collateral	(34,858)	(27,855)	25,342
Reinsurance recoverables	(8,659)	(9,332)	(22,732)
Other receivables	(237)	(682)	1,015
Accrued investment income	(593)	1,819	1,803
Current income tax expense (benefit)	19,086	2,495	(1,431)
Other, net	3,677	3,257	2,396
Net cash provided by (used in) operating activities	104,257	27,709	94,537

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	6,109	8,752	2,770
Maturities, sinking fund payments and calls	208,944	227,635	196,883
Purchases	(329,029)	(147,680)	(154,760)
Proceeds from maturities and repayments of commercial mortgage loans	18,508	16,829	22,264
Funding of commercial mortgage loans	(23,585)	(23,650)	(27,856)
Net proceeds from sales of other investments	3	—	—
Purchase of other investments	(9)	8	(11)
Change in policy loans, net	621	445	(1,122)
Cash paid for written options with deferred premiums		—	(11,626)
Cash received for written options with deferred premiums	—	—	5,928
Net cash provided by (used in) investing activities	(118,438)	82,339	32,470

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	121,283	138,744	129,588
Net transfers from (to) separate accounts	(239)	(2,793)	(12,035)
Surrenders and other benefits	(86,335)	(113,264)	(115,859)
Proceeds form line of credit with Ameriprise Financial, Inc.	6,000	2,500	—
Repayments to line of credit with Ameriprise Financial, Inc.	(6,000)	(2,500)	—
Cash received for purchased options with deferred premiums	—	42,423	189
Cash paid for purchased options with deferred premiums	(7,638)	(16,812)	(8,672)
Cash dividends to RiverSource Life Insurance Company	—	(43,000)	(48,000)
Net cash provided by (used in) financing activities	27,071	5,298	(54,789)
Net increase (decrease) in cash and cash equivalents	12,889	115,346	72,218
Cash and cash equivalents at beginning of period	249,120	133,774	61,556
Cash and cash equivalents at end of period	$262,009	$249,120	$133,774
Supplemental Disclosures:
Income taxes paid (received), net	$(790)	$14,965	$9,749

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 20, 2021, the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted accounting standard, Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments, on January 1, 2020. The significant accounting policies for Available-for-Sale Securities, Financing Receivables, and Reinsurance were updated as a result of adopting the new accounting standard.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes which is consistent with prior periods before January 1, 2020. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI which is consistent with prior periods before January 1, 2020.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments. However, for Available-for-Sale securities that recognized an impairment prior to January 1, 2020 by reducing the book value of the security, the difference between the new amortized cost basis and the improved cash flows expected to be collected is accreted as interest income.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-sale securities is recorded as earned in accrued investment income on the Balance Sheets. Available-for-Sale securities are placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. At this time all previously accrued interest is reversed through net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans is recorded in net investment income on the Statements of Income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in accrued investment income on the Statements of Income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may

RiverSource Life Insurance Co. of New York

attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Commercial mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Modifications to loan terms do not automatically result in troubled debt restructurings (“TDRs”). Per the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus, modifications made on a good faith basis in response to the coronavirus disease 2019 (“COVID-19”) pandemic to borrowers who were not more than 30 days past due as of December 31, 2019, such as payment deferrals, extensions of repayment terms, fee waivers, or delays in payment that are not significant to the unpaid principal value of the loan, are not considered TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated selling costs. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned in other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include the fact that the Company has no actual history of losses and the fact that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to

RiverSource Life Insurance Co. of New York

significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to benefits, claims, losses and settlement expenses on the Statements of Income.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Co. of New York

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

RiverSource Life Insurance Co. of New York

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Co. of New York

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis. Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in 2018. The Company adopted the provisions of the standard to include new disclosures on January 1, 2020. The update does not have an impact on the Company’s financial condition or results of operations. See Note 12 for additional disclosures on fair value measurements.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. The Company adopted the standard using a prospective approach on January 1, 2020. The adoption did not have an impact on the Company’s financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. At adoption, the initial estimate of the expected credit losses will be recorded through retained earnings and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The credit loss model for Available-for-Sale debt securities did not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company adopted the standard on January 1, 2020. The adoption did not have a material impact on the Company’s financial condition or results of operations.

RiverSource Life Insurance Co. of New York

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard requires most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard was effective for interim and annual periods beginning after December 15, 2018. Entities had the option to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”). The election of the update was optional. The update was effective for fiscal years beginning after December 15, 2018. Entities could record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have an impact on the Company’s financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under previous guidance, premiums were generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard was effective for interim and annual periods beginning after December 15, 2018, and was required to be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s financial condition or results of operations.

In October 2020, the FASB issued amendments clarifying that, at each reporting date if a security contains additional future call dates, an entity must reevaluate whether the amortized cost basis exceeds the amount repayable by the issuer at the next call date. If so, the excess should be amortized to the next call date. The update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early application is not permitted. All entities should apply this update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. The Company currently accounts for the additional call dates in accordance with this amendment.

Future Adoption of New Accounting Standards

Reference Rate Reform — Expedients for Contract Modifications

In March 2020, the FASB updated the accounting standards to provide optional expedients and exceptions for applying GAAP to contracts, hedging or other transactions that are affected by reference rate reform (i.e., the elimination of LIBOR). The following expedients are provided for modified contracts whose reference rate is changed: 1) receivables and debt contracts are accounted for prospectively by adjusting the effective interest rate, 2) leases are accounted for as a continuation of the existing contracts with no reassessments of the lease classification and discount rate or remeasurements of lease payments that otherwise would be required, and 3) an entity is not required to reassess its original conclusion about whether that contract contains an embedded derivative that is clearly and closely related to the economic characteristics and risks of the host contract. When elected, the optional expedients for contract modifications must be applied consistently for all eligible contracts or eligible transactions. In January 2021, FASB updated the standard to allow an entity to elect to apply the treatment under the original guidance to derivative instruments that use an interest rate that for margining, discounting or contract price alignment that will be modified due to reference rate reform but did not qualify under the original guidance The adoption of the standard is not expected to have an impact on the Company’s results of operations and financial condition.

RiverSource Life Insurance Co. of New York

Income Taxes — Simplifying the Accounting for Income Taxes

In December 2019, the FASB updated the accounting standards to simplify the accounting for income taxes. The update eliminates certain exceptions to: (1) accounting principles related to intraperiod tax allocation to be applied on a prospective basis, (2) deferred tax liabilities related to outside basis differences to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption, and (3) year-to-date losses in interim periods to be applied on a prospective basis. The update also amends existing guidance related to situations when an entity receives: (1) a step-up in the tax basis of goodwill to be applied on a prospective basis, (2) an allocation of income tax expense when members of a consolidated tax filing group issue separate financial statements to be applied on a retrospective basis for all periods presented, (3) interim recognition of enactment of tax laws or rate changes to be applied on a prospective basis, and (4) franchise taxes and other taxes partially based on income to be applied on a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The standard is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The adoption of the standard is not expected to have an impact on the Company’s financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contractholder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, disability income, long term care insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. On November 5, 2020, the FASB released an updated ASU to defer the effective date of the standard to interim and annual periods beginning after December 15, 2022, and interim periods within those years. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

RiverSource Life Insurance Co. of New York

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$10,217	$9,802	$9,976
Unaffiliated	747	752	786
Total	10,964	10,554	10,762
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,560	2,492	2,527
Unaffilated	1,019	1,062	1,199
	3,579	3,554	3,726
Other fees
Affiliated (from Columbia Management Investment Advisors, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	20,638	20,122	19,601
Unaffilated	226	215	171
	20,864	20,337	19,772
Total	24,443	23,891	23,498
Total revenue from contracts with customers	35,407	34,445	34,260
Revenue from other sources(1)	200,625	206,941	213,571
Total revenues	$236,032	$241,386	$247,831

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

RiverSource Life Insurance Co. of New York

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.3 million and $3.2 million as of December 31, 2020 and 2019, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2020
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Corporate debt securities	$978,633	$131,349	$(349)	$(739)	$1,108,894
Residential mortgage backed securities	243,325	7,679	(7)	—	250,997
Commercial mortgage backed securities	303,212	19,344	(792)	—	321,764
State and municipal obligations	123,621	34,364	—	—	157,985
Asset backed securities	29,609	2,067	—	—	31,676
Foreign government bonds and obligations	1,829	395	(12)		2,212
U.S. government and agency obligations	111	—	—	—	111
Total	$1,680,340	$195,198	$(1,160)	$(739)	$1,873,639

		December 31, 2019
Description of Securities (in thousands)		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Corporate debt securities		$866,922	$93,991	$(297)	$960,616
Residential mortgage backed securities		235,856	4,856	(332)	240,380
Commercial mortgage backed securities		292,725	7,932	(457)	300,200
State and municipal obligations		124,760	27,645	(4)	152,401
Asset backed securities		44,196	1,921	(22)	46,095
Foreign government bonds and obligations		1,880	370	(9)	2,241
U.S. government and agency obligations		250	—	—	250
Total		$1,566,589	$136,715	$(1,121)	$1,702,183

As of December 31, 2020 and 2019, accrued interest of $13.1 million and $12.6 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in accrued investment income on the Balance Sheets.

As of December 31, 2020 and 2019, investment securities with a fair value of $91.4 million and $73.2 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $37.9 million and $27.9 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2020 and 2019, fixed maturity securities comprised approximately 90% and 89%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2020 and 2019, approximately $43.7 million and $50.8 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2020			December 31, 2019
(in thousands)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$567,469	$596,282	32%	$553,862	$567,897	34%
AA	67,672	92,126	5	66,918	86,553	5
A	218,043	267,217	14	234,780	275,358	16
BBB	687,026	768,632	41	658,112	717,609	42
Below investment grade	140,130	149,382	8	52,917	54,766	3
Total fixed maturities	$1,680,340	$1,873,639	100%	$1,566,589	$1,702,183	100%

As of December 31, 2020 and 2019, approximately 38% and 39%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity as of both December 31, 2020 and 2019.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2020
(in thousands)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	12	$28,018	$(266)	1	$1,591	$(83)	13	$29,609	$(349)
Residential mortgage backed securities	2	1,367	(7)	1	59	—	3	1,426	(7)
Commercial mortgage backed securities	8	36,014	(710)	3	3,184	(82)	11	39,198	(792)
Foreign government bonds and obligations	—	—	—	1	96	(12)	1	96	(12)
Total	22	$65,399	$(983)	6	$4,930	$(177)	28	$70,329	$(1,160)

	December 31, 2019
(in thousands)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	21	$8,613	$(25)	35	$9,845	$(272)	56	$18,458	$(297)
Residential mortgage backed securities	12	62,757	(118)	10	20,328	(214)	22	83,085	(332)
Commercial mortgage backed securities	18	27,954	(171)	9	21,295	(286)	27	49,249	(457)
State and municipal obligations	4	1,595	(4)	—	—	—	4	1,595	(4)
Asset backed securities	8	7,414	(21)	1	238	(1)	9	7,652	(22)
Foreign government bonds and obligations	—	—	—	1	100	(9)	1	100	(9)
Total	63	$108,333	$(339)	56	$51,806	$(782)	119	$160,139	$(1,121)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities during the twelve months ended December 31, 2020 is primarily attributable to lower interest rates as well as credit spread tightening. Consistent with the accounting policy described in Note 2, the Company did not recognize any of the total unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2020, 72% of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents the rollforward of allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance, January 1, 2020(1)	$—
Additions for which credit losses were not previously recognized	975
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(236)
Balance, December 31, 2020	$739

(1)

Prior to January 1, 2020, credit losses on Available-for-Sale securities were not recorded in an allowance but were recorded as a reduction of the book value of the security if the security was other-than-temporarily impaired. There is no adoption impact due to the prospective transition for Available-for-Sale securities.

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Gross realized investment gains	$1,461	$284	$965
Gross realized investment losses	(111)	(262)	(399)
Other-than-temporary impairments	(739)	(1,054)	—
Total	$611	$(1,032)	$566

Credit losses for the twelve months ended December 31, 2020 primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other-than-temporary impairments for the year ended December 31, 2019 related to corporate debt securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2020 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$60,272	$60,890
Due after one year through five years	489,422	524,536
Due after five years through 10 years	259,291	280,994
Due after 10 years	295,209	402,782
	1,104,194	1,269,202
Residential mortgage backed securities	243,325	250,997
Commercial mortgage backed securities	303,212	321,764
Asset backed securities	29,609	31,676
Total	$1,680,340	$1,873,639

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Fixed maturities	$60,840	$65,554	$69,923
Commercial mortgage loans	7,876	7,223	7,039
Policy loans and other investments	3,480	4,797	3,412
	72,196	77,574	80,374
Less: investment expenses	1,745	1,767	1,828
Total	$70,451	$75,807	$78,546

7.  FINANCING RECEIVABLES

The Company’s financing receivables include mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses for the year ended December 31, 2020.

(in thousands)	Commercial Loans
Balance, December 31, 2019(1)	$2,038
Cumulative effect of adoption of current expected credit losses guidance	(919)
Balance, January 1, 2020	1,119
Provisions	956
Balance, December 31, 2020	$2,075

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

RiverSource Life Insurance Co. of New York

	December 31,
(in thousands)	2019	2018
Beginning balance	$2,038	$2,038
Charge-offs	—	—
Ending balance	$2,038	$2,038

As of December 31, 2020 and 2019, accrued interest on mortgage loans was $537 thousand and $495 thousand and is recorded in accrued investment income on the Balance Sheets and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

All loans were considered to be performing as of both December 31, 2020 and 2019.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review. Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Mortgage loans which management has assigned its highest risk rating were nil as of both December 31, 2020 and 2019. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. Total mortgage loan modifications in 2020 due to the COVID-19 pandemic consisted of 5 loans with a total unpaid balance of $7 million. Modifications primarily consisted of short-term forbearance and interest only payments. All loans returned to their normal payment schedules. Total mortgage loans past due were nil as of both December 31, 2020 and 2019, respectively.

The table below presents the amortized cost basis of mortgage loans as of December 31, 2020 by year of origination and loan-to-value ratio:

(in thousands)	2020	2019	2018	2017	2016	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	1,903	5,264	2,328	—	2,407	—	11,902
60% – 80%	7,972	9,713	3,632	3,327	3,079	4,653	32,376
40% – 60%	7,368	4,403	16,771	10,107	3,881	13,853	56,383
<40%	5,694	880	3,002	12,461	3,529	42,693	68,259
Total	$22,937	$20,260	$25,733	$25,895	$12,896	$61,199	$168,920

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in thousands)
Pacific	$47,925	$42,692	28%	26%
South Atlantic	30,108	34,218	18	21
Middle Atlantic	21,531	20,618	13	13
Mountain	22,801	22,779	13	14
West North Central	14,579	14,604	9	9
East North Central	12,634	11,911	7	7
East South Central	5,970	6,992	4	4
West South Central	8,212	8,730	5	5
New England	5,160	1,272	3	1

	$168,920	$163,816	100%	100%

Less: allowance for loan losses	2,075	2,038

Total	$166,845	$161,778

RiverSource Life Insurance Co. of New York

	Loans		Percentage
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	(in thousands)
Retail	$48,272	$42,523	29%	26%
Apartments	49,786	51,210	29	31
Industrial	31,885	32,751	19	20
Office	19,939	19,939	12	12
Mixed use	8,302	6,696	5	4
Other	10,736	10,697	6	7

	168,920	163,816	100%	100%

Less: allowance for loan losses	2,075	2,038

Total	$166,845	$161,778

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of both December 31, 2020 and 2019. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2020, 2019 and 2018. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

Management updates market-related inputs on a quarterly basis and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit. The impact of unlocking to DAC for the year ended December 31, 2019 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation.

The balances of and changes in DAC were as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$174,062	$177,196	$165,465
Capitalization of acquisition costs	14,537	19,062	20,224
Amortization, excluding the impact of valuation assumptions review	(13,599)	(10,536)	(16,747)
Amortization, impact of valuation assumptions review	(4,677)	(356)	2,068
Impact of change in net unrealized (gains) losses on securities	(7,673)	(11,304)	6,186
Balance at December 31	$162,650	$174,062	$177,196

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$10,096	$12,066	$13,028
Capitalization of sales inducement costs	59	60	147
Amortization, excluding the impact of valuation assumptions review	(730)	(896)	(2,136)
Amortization, impact of valuation assumptions review	(902)	95	(29)
Impact of change in net unrealized (gains) losses on securities	73	(1,229)	1,056
Balance at December 31	$8,596	$10,096	$12,066

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2020 and 2019, traditional life and UL insurance policies in force were $11.4 billion and $11.5 billion, respectively, of which $8.1 billion as of both December 31, 2020 and 2019 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Direct premiums	$29,441	$32,695	$31,392
Reinsurance ceded	(11,742)	(11,643)	(11,749)
Net premiums	$17,699	$21,052	$19,643

Policy and contract charges are presented on the Statements of Income net of $8.5 million, $7.9 million and $7.5 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2020, 2019 and 2018, respectively.

The amount of claims recovered through reinsurance on all contracts was $22.7 million, $18.4 million and $12.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Reinsurance recoverables include approximately $141.6 million and $134.6 million related to LTC risk ceded to Genworth as of December 31, 2020 and 2019, respectively.

Policyholder account balances, future policy benefits and claims include $1.5 million and $1.6 million related to previously assumed reinsurance arrangements as of December 31, 2020 and 2019, respectively.

RiverSource Life Insurance Co. of New York

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2020	2019
Policyholder account balances
Fixed annuities(1)	$801,476	$819,060
Variable annuity fixed sub-accounts	268,830	258,365
UL/VUL insurance	190,878	188,823
IUL insurance	124,665	107,061
Other life insurance	29,870	31,448
Total policyholder account balances	1,415,719	1,404,757
Future policy benefits
Variable annuity GMWB	136,924	53,604
Variable annuity GMAB(2)	(542)	(3,987)
Other annuity liabilities	11,561	7,903
Fixed annuity life contingent liabilities	80,411	84,759
Life and DI insurance	70,504	70,887
LTC insurance	357,716	336,184
UL/VUL and other life insurance additional liabilities	81,079	65,916
Total future policy benefits	737,653	615,266
Policy claims and other policyholders’ funds	15,638	9,987
Total policyholder account balances, future policy benefits and claims	$2,169,010	$2,030,010

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2020 and 2019 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.27% to 9.38% as of December 31, 2020, depending on year of issue, with an average rate of approximately 3.70%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

RiverSource Life Insurance Co. of New York

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 2.3% to 10% as of December 31, 2020. Anticipated interest rates for DI policies ranged from 2.3% to 7.5% as of December 31, 2020 and for LTC policies ranged from 5.0% to 5.8% as of December 31, 2020.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.0% for DI and LTC claims, respectively, as of December 31, 2020.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2020	2019
Variable annuity	$4,647,548	$4,356,112
VUL insurance	473,946	430,385
Other insurance	903	808
Total	$5,122,397	$4,787,305

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest

RiverSource Life Insurance Co. of New York

anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2020				December 31, 2019
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,763,679	$3,673,185	$210	68	$3,486,899	$3,403,742	$197	67
Five/six-year reset	455,790	292,486	382	68	448,900	289,283	460	67
One-year ratchet	506,958	494,418	292	70	486,676	474,184	278	70
Five-year ratchet	161,472	157,507	56	68	161,323	156,789	62	67
Total — GMDB	$4,887,899	$4,617,596	$940	68	$4,583,798	$4,323,998	$997	67
GMIB	$12,653	$11,311	$88	71	$11,552	$10,222	$52	70
GMWB
GMWB	$124,413	$124,059	$2	74	$124,216	$123,849	$6	73
GMWB for life	2,860,105	2,854,447	182	69	2,645,028	2,639,744	290	68
Total — GMWB	$2,984,518	$2,978,506	$184	69	$2,769,244	$2,763,593	$296	68
GMAB	$218,850	$21,855	$—	61	$231,540	$231,304	$—	60

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2020		December 31, 2019
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$472	67	$470	66

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2018	$792	$279	$7,117	$(7,241)	$34,673
Incurred claims	154	27	18,623	5,356	12,164
Paid claims	(130)	—	—	(10)	(2,152)
Balance at December 31, 2018	816	306	25,740	(1,895)	44,685
Incurred claims	(174)	(99)	27,864	(2,092)	10,317
Paid claims	(72)	—	—		(3,522)
Balance at December 31, 2019	570	207	53,604	(3,987)	51,480
Incurred claims	806	(9)	83,320	3,445	15,959
Paid claims	(447)	—	—	—	(5,364)
Balance at December 31, 2020	$929	$198	$136,924	$(542)	$62,075

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2020	2019
Mutual funds:
Equity	$2,666,142	$2,560,259
Bond	1,544,298	1,383,944
Other	419,740	392,854
Total mutual funds	$4,630,180	$4,337,057

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2020, 2019 and 2018.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale Securities:
Corporate debt securities	$—	$1,044,410	$64,484	$1,108,894
Residential mortgage backed securities	—	250,997	—	250,997
Commercial mortgage backed securities	—	321,764	—	321,764
State and municipal obligations	—	157,985	—	157,985
Asset backed securities	—	31,676	—	31,676
Foreign government bonds and obligations	—	2,212	—	2,212
U.S. government and agency obligations	111	—	—	111
Total Available-for-Sale securities	111	1,809,044	64,484	1,873,639
Cash Equivalents	—	261,893	—	261,893
Other assets:
Interest rate derivative contracts	—	88,052	—	88,052
Equity derivative contracts	872	163,462	—	164,334
Foreign exchange derivative contracts	7	723	—	730
Total other assets	879	252,237	—	253,116
Separate account assets at net asset value (“NAV”)				5,122,397	(1)
Total assets at fair value	$990	$2,323,174	$64,484	$7,511,045

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$52,327	$52,327
GMWB and GMAB embedded derivatives	—	—	116,490	116,490	(2)
Total policyholder account balances, future policy benefits and claims	—	—	168,817	168,817	(3)
Other liabilities:
Interest rate derivative contracts	—	50,738	—	50,738
Equity derivative contracts	2,369	51,002	—	53,371
Foreign exchange derivative contracts	2	—	—	2
Total other liabilities	2,371	101,740	—	104,111
Total liabilities at fair value	$2,371	$101,740	$168,817	$272,928

RiverSource Life Insurance Co. of New York

	December 31, 2019
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale Securities:
Corporate debt securities	$—	$896,132	$64,484	$960,616
Residential mortgage backed securities	—	240,380	—	240,380
Commercial mortgage backed securities	—	300,200	—	300,200
State and municipal obligations	—	152,401	—	152,401
Asset backed securities	—	46,095	—	46,095
Foreign government bonds and obligations	—	2,241	—	2,241
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities	250	1,637,449	64,484	1,702,183
Cash Equivalents	—	248,847	—	248,847
Other assets:
Interest rate derivative contracts	—	58,489	—	58,489
Equity derivative contracts	13,788	94,658	—	108,446
Foreign exchange derivative contracts	35	425	—	460
Total other assets	13,823	153,572	—	167,395
Separate account assets at net asset value (“NAV”)				4,787,305	(1)
Total assets at fair value	$14,073	$2,039,868	$64,484	$6,905,730

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$47,214	$47,214
GMWB and GMAB embedded derivatives	—	—	32,326	32,326	(4)
Total policyholder account balances, future policy benefits and claims	—	—	79,540	79,540	(5)
Other liabilities:
Interest rate derivative contracts	—	15,384	—	15,384
Equity derivative contracts	875	37,704	—	38,579
Foreign exchange derivative contracts	39	—	—	39
Total other liabilities	914	53,088	—	54,002
Total liabilities at fair value	$914	$53,088	$79,540	$133,542

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2020.

(3)	The Company’s adjustment for nonperformance risk resulted in a $40.2 million cumulative decrease to the embedded derivatives as of December 31, 2020.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $48.0 million of individual contracts in a liability position and $15.7 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2019.

(5)	The Company’s adjustment for nonperformance risk resulted in a $27.0 million cumulative decrease to the embedded derivatives as of December 31, 2019.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2020	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Total gains (losses) included in:
Net income	(71)	—	(71	)(1)	(4,566	)(2)	(59,884	)(3)	(64,450)
Other comprehensive income (loss)	1,503	—	1,503		—		—		—
Purchases	5,441	—	5,441		—		—		—
Issues	—	—	—		(4,896)		(20,634)		(25,530)
Settlements	(6,873)	—	(6,873)		4,349		(3,646)		703
Transfers out of Level 3	—	—	—		—		—		—
Balance, December 31, 2020	$64,484	$—	$64,484		$(52,327)		$(116,490)		$(168,817)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2020	$(71)	$—	$(71	)(1)	$(4,566	)(2)	$(62,930	)(3)	$(67,496)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2020	$1,504	$—	$1,504		$—		$—		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2019	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Total gains (losses) included in:
Net income	(34)	—	(34	)(1)	(10,734	)(2)	(1,908	)(3)	(12,642)
Other comprehensive income (loss)	3,017	8	3,025		—		—		—
Purchases	—	2,000	2,000		—		—		—
Issues	—	—	—		(9,000)		(20,553)		(29,553)
Settlements	(47,322)	(188)	(47,510)		4,024		(223)		3,801
Transfers out of Level 3	—	(1,870)	(1,870)		—		—		—
Balance, December 31, 2019	$64,484	$—	$64,484		$(47,214)		$(32,326)		$(79,540)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2019	$(15)	$—	$(15	)(1)	$(10,734	)(2)	$(1,726	)(3)	$(12,460)

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$126,680	$209	$126,889		$(26,582)		$12,085		$(14,497)
Total gains (losses) included in:
Net income	(105)	(1)	(106	)(1)	968	(2)	(3,023	)(3)	(2,055)
Other comprehensive income (loss)	(2,431)	4	(2,427)		—		—		—
Issues	—	—	—		(7,589)		(20,079)		(27,668)
Settlements	(15,321)	(162)	(15,483)		1,699		1,375		3,074
Balance, December 31, 2018	$108,823	$50	$108,873		$(31,504)		$(9,642)		$(41,146)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2018	$(13)	$(1)	$(14	)(1)	$968	(2)	$(2,071	)(3)	$(1,103)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $11.3 million, $(8.9) million and $15.2 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2020, 2019 and 2018, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2020
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,467	Discounted Cash Flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	3.3%	1.5%
IUL embedded derivatives	$52,327	Discounted Cash Flow	Nonperformance risk(2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$116,490	Discounted Cash Flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	11.0%
			Surrender rate(5)	0.1%	–	73.5%	3.7%
			Market volatility(6)(7)	4.3%	–	17.1%	11.0%
			Nonperformance risk(2)	65 bps			65	bps

RiverSource Life Insurance Co. of New York

	December 31, 2019
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$64,456	Discounted Cash Flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	2.8%	1.3%
IUL embedded derivatives	$47,214	Discounted Cash Flow	Nonperformance risk(2)	65 bps
GMWB and GMAB embedded derivatives	$32,326	Discounted Cash Flow	Utilization of guaranteed withdrawals(3)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.5%
			Market volatility(6)	3.7%	–	15.9%
			Nonperformance risk(2)	65 bps

(1)

The weighted average for the spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(3)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(4)

The weighted average utilization rate represents the average assumption for the current year, weighting each policy evenly. The calculation excludes policies that have already started taking withdrawals.

(5)

The weighted average surrender rate is weighted based on the benefit base of each contract and represents the average assumption in the current year including the effect of a dynamic surrender formula.

(6)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(7)	The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to

RiverSource Life Insurance Co. of New York

value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2020 and 2019. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders and IUL products.

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses discounted cash flow models including Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was

RiverSource Life Insurance Co. of New York

immaterial as of December 31, 2020 and 2019. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2020
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$166,845	$—	$—	$175,982	$175,982
Policy loans	48,712	—	48,712	—	48,712	(1)

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$804,299	$—	$—	$982,120	$982,120
Separate account liabilities – investment contracts	4,057	—	4,057	—	4,057

	December 31, 2019
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$161,778	$—	$—	$165,594	$165,594
Policy loans	49,333	—	49,333	—	49,333	(1)

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$821,887	$—	$—	$925,168	$925,168
Separate account liabilities – investment contracts	4,347	—	4,347	—	4,347

(1)

During 2020, management changed the fair value methodology for policy loans from estimating future expected cash flows and discounting the cash flows at a rate based on the U.S. Treasury curve to using the carrying value as an approximation of fair value as the policy loans are fully collateralized by the cash surrender value of the underlying policies. As a result, policy loans were reclassified from Level 3 to Level 2 in the valuation hierarchy. For comparability and consistency purposes, prior period amounts were revised to reflect the current methodology and classification.

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

13.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $24.1 million, $26.3 million and $26.4 million for the years ended December 31, 2020, 2019 and 2018, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income taxes

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $19 million and nil as of December 31, 2020 and 2019, respectively.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2020 and 2019.

RiverSource Life Insurance Co. of New York

Dividends or distributions

During 2020, 2019 and 2018, the Company paid cash dividends or distributions of nil, $43.0 million and $48.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2020 and 2019, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $128.9 million and $91.4 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $13.8 million, $(2.9) million and $43.9 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

	Years Ended December 31,
(in thousands)	2020	2019	2018
Net Income
Net income, per acompanying GAAP financial statements	$41,672	$59,099	$51,919
Net income (loss), SAP basis(1)	(46,207)	(82,785)	31,206
Difference	$87,879	$141,884	$20,713

	Years Ended December 31,
(in thousands)	2020	2019
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$530,234	$465,883
Capital and surplus, SAP basis(1)	305,353	234,260
Difference	$224,881	$231,623

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $196.4 million and $125.3 million as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, bonds carried at $111 thousand and $250 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a

RiverSource Life Insurance Co. of New York

default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$249,810	$—	$249,810	$(61,916)	$(183,931)	$—	$3,963
OTC cleared	3,175	—	3,175	(1,109)	—	—	2,066
Exchange-traded	131	—	131	(131)	—	—	—
Total derivatives	$253,116	$—	$253,116	$(63,156)	$(183,931)	$—	$6,029

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$165,444	$—	$165,444	$(22,759)	$(142,275)	$—	$410
OTC cleared	1,856	—	1,856	(1,856)	—	—	—
Exchange-traded	95	—	95	(95)	—	—	—
Total derivatives	$167,395	$—	$167,395	$(24,710)	$(142,275)	$—	$410

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2020
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$100,631	$—	$100,631	$(61,916)	$(1,220)	$(37,258)	$(237)
OTC cleared	1,109	—	1,109	(1,109)	—	—	—
Exchange-traded	2,371	—	2,371	(131)	—	—	(2,240)
Total derivatives	$104,111	$—	$104,111	$(63,156)	$(1,220)	$(37,258)	$(2,477)

	December 31, 2019
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$49,974	$—	$49,974	$(22,759)	$—	$(27,215)	$—
OTC cleared	3,114	—	3,114	(1,856)	—	—	1,258
Exchange-traded	914	—	914	(95)	—	—	819
Total derivatives	$54,002	$—	$54,002	$(24,710)	$—	$(27,215)	$2,077

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

RiverSource Life Insurance Co. of New York

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2020			December 31, 2019
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$3,404,600	$88,052	$50,738	$3,016,200	$58,489	$15,384
Equity contracts	1,428,409	164,334	53,371	1,739,424	108,446	38,579
Foreign exchange contracts	41,993	730	2	34,883	460	39
Total non-designated hedges	4,875,002	253,116	104,111	4,790,507	167,395	54,002
Embedded derivatives
GMWB and GMAB(3)	N/A	—	116,490	N/A	—	32,326
IUL	N/A	—	52,327	N/A	—	47,214
Total embedded derivatives	N/A	—	168,817	N/A	—	79,540
Total derivatives	$4,875,002	$253,116	$272,928	$4,790,507	$167,395	$133,542

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the Company’s derivative liabilities after considering the effects of master netting arrangements, cash collateral held by the same counterparty and the fair value of net embedded derivatives was $209 thousand and $109 thousand as of December 31, 2020 and 2019, respectively. See Note 15 for additional information related to master netting arrangements and cash collateral.

(4)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2020 included $121.7 million of individual contracts in a liability position and $5.2 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2019 included $48.0 million of individual contracts in a liability position and $15.7 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2020 and 2019, investment securities with a fair value of nil and $2.2 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which nil and $2.2 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2020 and 2019, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2020 and 2019, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

RiverSource Life Insurance Co. of New York

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year ended December 31, 2020
Interest rate contracts	$—	$90,348
Equity contracts	2,991	(32,970)
Foreign exchange contracts	—	(231)
GMWB and GMAB embedded derivatives	—	(84,164)
IUL embedded derivatives	(217)	—
Total gain (loss)	2,774	(27,017)
Year ended December 31, 2019
Interest rate contracts	—	59,242
Equity contracts	5,524	(67,523)
Foreign exchange contracts	—	76
GMWB and GMAB embedded derivatives	—	(22,684)
IUL embedded derivatives	(6,710)	—
Total gain (loss)	(1,186)	(30,889)
Year ended December 31, 2018
Interest rate contracts	—	(17,045)
Equity contracts	(2,092)	16,665
Foreign exchange contracts	—	1,612
GMWB and GMAB embedded derivatives	—	(21,738)
IUL embedded derivatives	2,667	—
Total gain (loss)	$575	$(20,506)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semiannually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2020:

(in thousands)	Premiums Payable	Premiums Receivable
2021	$1,273	$—
2022	1,070	—
2023	596	—
2024	356	—
2025	178	—
2026	23,701	—
Total	$27,174	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

RiverSource Life Insurance Co. of New York

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2020 and 2019, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $35.1 million and $25.8 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2020 and 2019 was $35.0 million and $25.8 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2020 and 2019 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $111 thousand and nil, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2018			$40,563
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(69,710)	$14,639	(55,071)
Reclassification of net (gains) losses on securities included in net income(2)	(566)	119	(447)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	18386	(3,861)	14,525
Total other comprehensive income (loss)	(51,890)	10,897	(40,993)
Balance of AOCI at December 31, 2018			$(430	)(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	102,606	(21,546)	81,060
Reclassification of net (gains) losses on securities included in net income(2)	22	(5)	17
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(44,455)	9,335	(35,120)
Total other comprehensive income (loss)	58,173	(12,216)	45,957
Balance of AOCI at December 31, 2019			$45,527	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	59,055	(12,401)	46,654
Reclassification of net (gains) losses on securities included in net income(2)	(611)	128	(483)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(26,156)	5,493	(20,663)
Total other comprehensive income (loss)	32,288	(6,780)	25,508
Balance of AOCI at December 31, 2020			$71,035	(3)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes nil, $1 thousand and $2 thousand, respectively, of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2020, 2019 and 2018, respectively.

RiverSource Life Insurance Co. of New York

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years, Ended December 31,
(in thousands)	2020	2019	2018
Current income tax
Federal	$18,213	$17,365	$8,301
State	84	131	15
Total current income tax	18,297	17,496	8,316
Deferred federal income tax	(10,626)	(8,503)	(460)
Total income tax provision	$7,671	$8,993	$7,856

On December 22, 2017, the Tax Act was signed into law. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% are as follows:

	Years, Ended December 31,
	2020	2019	2018
Tax at U.S. statutory rate	21%	21%	21%
Changes in taxes resulting from:
Dividend received deduction	(4.4)	(3.3)	(3.8)
Foreign tax credit, net of addback	—	(4.2)	(2.5)
Taxes applicable to prior years	—	—	(1.2)
Other	(1.0)	(0.3)	(0.4)
Income tax provision	15.6%	13.2%	13.1%

The increase in the effective tax rate for the year ended December 31, 2020 compared to 2019 was primarily due to decreased foreign tax credits, net of addback.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2020 and 2019. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2020	2019
Deferred income tax assets:
Liabilities for policyholder account balances, future policy benefits and claims	$66,993	$44,916
Investment related	—	4,150
Other	46	293
Total deferred income tax assets	67,039	49,359
Deferred income tax liabilities:
Deferred acquisition costs	27,725	28,876
Net unrealized gains on Available-for-Sale securities	21,064	14,284
Investment related	7,689	—
DSIC	1,978	2,309
Other	96	—
Total deferred income tax liabilities	58,552	45,469
Net deferred income tax asset	$8,487	$3,890

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2020 and 2019.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2020	2019	2018
Balance at January 1	$397	$573	$504
Additions based on tax positions related to the current year	—	—	55
Reductions based on tax positions related to the current year	(25)	(26)	—
Additions for tax positions of prior years	—	358	14
Audit settlements	—	(508)	—
Balance at December 31	$372	$397	$573

RiverSource Life Insurance Co. of New York

If recognized, approximately $218 thousand, $65 thousand and $180 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2020, 2019 and 2018, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $372 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $15 thousand, $16 thousand and $18 thousand in interest and penalties for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, the Company had a payable of $63 thousand and $48 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns, as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016, 2017 and 2018. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2010 through 2019.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2020 and 2019, the Company’s funding commitments for commercial mortgage loan commitments was nil and $12.5 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2020, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2020 and 2019, the Company had no accrual established for estimated future guaranty fund assessments.